                                      1995





                           [ZWEIG SERIES TRUST LOGO]





                                 ANNUAL REPORT

                                    CONTENTS

SHAREHOLDER LETTER                                    1

WHY WE OFFER ZWEIG MUTUAL FUNDS
  THROUGH FINANCIAL ADVISORS                          3

INVESTMENT PERFORMANCE VS.
  INVESTOR PERFORMANCE: A CAUTIONARY NOTE             4

ZWEIG STRATEGY FUND REVIEW                            6

ZWEIG MANAGED ASSETS REVIEW                           8

ZWEIG APPRECIATION FUND REVIEW                       10

GOVERNMENT SECURITIES REVIEW                         12

ZWEIG CASH FUND REVIEW                               13

STANDARDIZED PERFORMANCE                             13

REPORT OF INDEPENDENT ACCOUNTANTS                    14

STATEMENT OF NET ASSETS                              15

STATEMENT OF OPERATIONS                              33

STATEMENT OF CHANGES IN NET ASSETS                   34

NOTES TO FINANCIAL STATEMENTS                        36

FINANCIAL HIGHLIGHTS                                 40

This report has been prepared for the information of shareholders of Zweig Series Trust and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Trust's expenses, objectives, policies, management, performance and other information.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

DEAR FELLOW SHAREHOLDER

Each of the Zweig Mutual Funds earned significant gains in 1995, helping to bring our shareholders closer to achieving their long-term financial goals. I am proud of our funds' performance, especially as it reflects the continuing flexibility with which we manage your money.

As even the most casual market observer knows, 1995 turned out to be a year for the record books. After a mild sinking spell in 1994, stocks climbed to new heights in 1995, with hardly a pause or a stumble. The Dow Jones Industrial Average had its best year since 1975; the S&P 500 made its strongest showing since 1958 -- outperforming no less than 91% of all equity mutual funds. After a genuinely horrific '94, bonds turned in their second best performance since 1925.

It's hard to believe that at the beginning of 1995, the Federal Reserve had raised interest rates six times, and would tighten again in February in an effort to cool down what appeared to be an overheated economy. We had entered 1995 with the market exposure of our stock funds at a highly defensive 30% of assets. Rising interest rates, the threat of inflation and a roaring economy have historically been bearish for bonds and stocks, and we had stayed largely out of harm's way throughout 1994.


                                       1995 RETURNS           AVERAGE MARKET           AVG.
                                     through 12/31/95            EXPOSURE            DURATION
ZWEIG STRATEGY FUND                       25.1%                     63%
  A SHARES

ZWEIG APPRECIATION FUND                   24.0%                     65%
  A SHARES

ZWEIG MANAGED ASSETS                      16.3%                     71%
  A SHARES

GOVERNMENT SECURITIES                     13.8%                                      4.1 Years
  A SHARES

But, late in the first quarter, the economy weakened markedly. As the pressure came off interest rates and inflation, bonds rallied and stocks followed. Our indicators reacted to these changes, and by the end of the quarter our equity exposure had risen to 50%.

Our research continued to keep us in gear with the markets. As conditions improved, we steadily increased the market exposure of our stock funds to 70% at mid-year, 75% by the end of the third quarter, and 80% by year-end.

The positive monetary outlook was fueled by two Federal Reserve interest rate cuts, one in July and one in December. In addition, a reduction in stock supply coupled with greater demand bolstered the bullish case. Several significant mergers and large corporate buybacks took large amounts of stock out of circulation. At the same time, the strong demand for mutual funds kept money flooding into the markets. Portfolio managers were forced to chase a shrinking supply of stock as they sought to invest the inflows, helping drive prices higher.

Our funds participated solidly in the gains of 1995 because we followed the dictates of our research and remained flexible. As market conditions changed, so did our research, and so did our market exposure. This is what you hire us to do. You won't find us prognosticating about the future. We believe that no one can consistently predict what stocks and bonds will do next. We react to changes in the markets by adjusting the asset mix of our funds.

[PHOTO OF MARTIN E. ZWEIG, Ph.D., President]

Our goal is the same as that of every other mutual fund -- superior long-term returns. The path we take, however, is quite different. Most mutual funds make little attempt to limit losses. They are designed to capture all the gains of a bull market, but often suffer the sharp declines of a bear market.

Our style is designed to participate solidly during bull markets, which all of our funds have been doing over the past several years, and to protect the bulk of our gains during serious market declines -- which haven't occurred since 1990. We are pleased to be doing as well as we are during these bull phases, yet we remain focused on risk control as the key to successful investing over the long run.

In the midst of all the bullish news, it's important to remember that the markets have gone more than five years without even a 10% correction in stocks -- the longest such run ever. My 34 years in the market have taught me that the markets are cyclical. No matter how long a particular phase lasts, the markets always return to their historical pattern of growth, punctuated by periodic and often painful declines. Though our research currently favors the bullish case, we are always prepared to retreat to cash as our indicators reflect changing conditions and rising risk.

I am the chief strategist for our funds, responsible for the asset mix decisions. Our portfolio managers pick the stocks and bonds for our funds. They discuss the results of each fund later in this report. Thank you for your continued confidence in us.

Sincerely,


/s/ MARTIN E. ZWEIG
----------------------
MARTIN E. ZWEIG, PH.D.
President
January 17, 1996

WHY WE OFFER ZWEIG MUTUAL FUNDS
  THROUGH FINANCIAL ADVISORS

The goal of Zweig Mutual Funds is to produce superior risk-adjusted rates of return over complete market cycles. And we believe that most investors need someone to explain to them the vitally important concept of risk-adjusted rates of return.

Simply stated, that's why we offer our funds through financial advisors.

Any prospective investor can look up the past performance of mutual funds in a magazine. Returns, in that sense, are very easy to understand.

On the other hand, it is more difficult to get an accurate, objective idea of the risk taken on in order to get those returns.

This is really too bad, since most people's investment behavior isn't driven by how much they can make, but by how much they can lose. At Zweig, we believe that far more people would have a greater appreciation of the importance of risk management...if only someone would explain it to them.

That's where a trained, professional financial advisor comes in.

If one looks at two mutual funds in a magazine, both of which have an average return of 10% per year over a certain period of time, it will be easy to assume that both funds have performed equally well.

But when a financial advisor points out that one fund was 95% invested during the period and experienced marked volatility, while the other was only 65% invested and declined much less during a bear market, suddenly the superior risk-adjusted return of the latter fund becomes clear.

This is certainly not to suggest that individual investors are incapable of determining risk-adjusted rates of return on their own, if they look hard enough. It's just that, late in a major bull market, too few people may be trying to measure risk at all. (In fact, 63 months into the longest bull-market run of the century, getting your arms around risk is probably harder than it's ever been.)

In our experience, the superior financial advisor is always mindful of risk. That's why we offer our funds through financial advisors. And why many superior financial advisors recommend Zweig Mutual Funds to their clients.

                INVESTMENT PERFORMANCE VS. INVESTOR PERFORMANCE:

                               A CAUTIONARY NOTE


As this greatest of bull markets continues to age, "superior performance" has become the goal of a whole new generation of equity mutual fund investors. Indeed, most investors view performance as total return, without accounting for the risk taken to achieve that return.

Unfortunately, there is an imperfect correlation between the performance of mutual funds and the behavior of mutual fund investors.

First of all, investors tend to put hugely disproportionate sums into mutual funds after a tremendous market rise. For example, the last 20% decline in equity prices -- the textbook definition of a "bear market" -- ended on October 11, 1990. In the first six full calendar months of the current bull market (November 1990 through April 1991), net investment in equity mutual funds was $11 billion. In the last six months of 1995, with the broad market averages roughly 87% higher than they were in the November '90-April '91 period, net equity fund inflows were $110 billion.*

Thus, relative performance figures tend to mask the fact that a great many people "buy high." Still, we know that even investors who buy at relatively high levels may do satisfactorily in the long run -- if they hold on for the long run. The trouble is, they often don't.

Having bought mutual funds only after a huge runup in prices, many investors have shown a marked tendency to redeem fund shares late in the next major market decline, or on their way to getting back to even. Bluntly put, after having bought high, many people sell low.


BY CHASING PEAK "PERFORMANCE," INVESTORS MAY BE SETTING THEMSELVES UP FOR FAR-ABOVE-AVERAGE DECLINES IN THE NEXT CYCLICAL DOWNTURN.


As always, there is a theory in the land today that "this time it's different;" that today's new breed of fund investors will not succumb to the urge to bail out of investments when they experience a major cyclical downturn. Recent evidence, however, suggests that nothing much has changed, and that investor behavior in major downdrafts is no less prone to panic than ever.



*Source: Ned Davis Research, Investment Company Institute.

          INVESTOR REACTION TO A BEAR MARKET:  BOND MUTUAL FUND SALES

Month           Year         Flows             Shearson
-------------------------------------------------------
Jan-90          1990          0.22             3,332.27
Feb-90          1990          1.46             3,314.08
Mar-90          1990          1.33             3,308.57
Apr-90          1990          0.59             3,230.80
May-90          1990          2.74             3,374.03
Jun-90          1990          1.96             3,451.90
Jul-90          1990          2.34             3,487.29
Aug-90          1990         -1.41             3,343.02
Sep-90          1990          0.58             3,377.76
Oct-90          1990          0.61             3,454.40
Nov-90          1990          1.52             3,600.26
Dec-90          1990          0.88             3,669.02
Jan-91          1991          3.40             3,717.26
Feb-91          1991          2.69             3,724.95
Mar-91          1991          3.53             3,739.74
Apr-91          1991          5.30             3,791.75
May-91          1991          4.40             3,786.98
Jun-91          1991          4.16             3,760.91
Jul-91          1991          6.58             3,820.49
Aug-91          1991          6.76             3,948.35
Sep-91          1991          7.43             4,075.87
Oct-91          1991          7.35             4,081.71
Nov-91          1991          5.73             4,103.97
Dec-91          1991          5.02             4,351.88
Jan-92          1992          7.71             4,212.00
Feb-92          1992          7.43             4,238.14
Mar-92          1992          6.78             4,193.41
Apr-92          1992          6.71             4,198.90
May-92          1992          8.68             4,301.92
Jun-92          1992          8.67             4,368.90
Jul-92          1992         10.31             4,549.19
Aug-92          1992          7.71             4,580.67
Sep-92          1992          9.75             4,651.88
Oct-92          1992          3.06             4,553.94
Nov-92          1992          8.10             4,570.16
Dec-92          1992          6.08             4,698.94
Jan-93          1993          9.85             4,836.06
Feb-93          1993          9.89             4,996.12
Mar-93          1993          7.34             5,005.59
Apr-93          1993          8.00             5,054.86
May-93          1993          8.23             5,039.82
Jun-93          1993          9.23             5,279.52
Jul-93          1993          9.60             5,368.84
Aug-93          1993          9.01             5,582.67
Sep-93          1993          4.23             5,605.98
Oct-93          1993          7.27             5,640.18
Nov-93          1993          2.34             5,487.48
Dec-93          1993          3.97             5,512.63
Jan-94          1994          6.39             5,646.98
Feb-94          1994         -1.35             5,419.24
Mar-94          1994         -8.83             5,190.30
Apr-94          1994         -5.34             5,119.63
May-94          1994         -2.31             5,088.29
Jun-94          1994         -0.96             5,041.31
Jul-94          1994         -1.75             5,193.87
Aug-94          1994         -1.84             5,166.12
Sep-94          1994         -3.14             5,006.69
Oct-94          1994         -6.16             4,985.19
Nov-94          1994         -8.26             5,008.95
Dec-94          1994         -6.80             5,130.02
Jan-95          1995         -0.47             5,267.67
Feb-95          1995          3.17             5,419.46
Mar-95          1995         -1.55             5,454.07
Apr-95          1995          0.08             5,551.15
May-95          1995          2.45             5,989.77
Jun-95          1995         -1.45             6,053.29
Jul-95          1995          1.71             5,953.82
Aug-95          1995          1.96             6,080.80
Sep-95          1995          1.44             6,185.85
Oct-95          1995          2.81             6,367.46
Nov-95          1995          2.83             6,531.36
Dec-95          1995                           6,706.15

As the chart above shows, net inflows into bond funds soared to record levels as interest rates plunged and bond prices surged between 1991 and the autumn of 1993. At that point, interest rates shot up again, and bond prices declined sharply. This drove bond funds into massive net liquidation throughout 1994. Bond prices then recovered to new highs in 1995--while bond funds were in net redemptions (more money was exiting the funds than entering them).

The fact that the Lehman Brothers Treasury Bond Index started 1991 around 3700 and ended 1995 around 6700 makes yet another marvelous intellectual case for "buy-and-hold." The volatility bonds went through in the interim -- and the truly awful buy-high-sell-low cycle of investor behavior occasioned by that volatility -- only reaffirms our conviction that our strategy of loss limitation is as vitally important today as it ever was.

Late in a bull market, when performance mania seizes ever larger numbers of people, investors tend to lose sight of the fact that peak "performance" usually goes hand-in-hand with peak volatility. Thus, by chasing peak "performance," investors may be setting themselves up for far-above-average declines in the next cyclical downturn. And historically, peak volatility is the one thing many investors are unable to go through without panic.

Our style of management seeks to participate solidly in the advancing phases of the market, and then to retreat to the safety of cash during major market declines. All the evidence continues to suggest that this strategy reduces the potential psychological and financial pitfalls of investing, and thus increases the chance that more people will be capable of holding on. Our ultimate goal, then, is to help narrow the wide gap between investment performance and investor performance.

A RISK-AVERSE
APPROACH TO THE
GROWTH POTENTIAL
OF MID-SIZED AND
LARGE-COMPANY STOCKS



QUOTRON SYMBOLS:
ZSTAX / ZSTCX

ASSETS AS OF 12/31/95:
$ 1.1 BILLION

PORTFOLIO MANAGER:

[PHOTO OF DAVID KATZEN]

DAVID KATZEN


ZWEIG STRATEGY FUND

Zweig Strategy Fund solidly participated in the stock market gains of 1995. The Class A and Class C Shares were up 25.1% and 24.3%, respectively. We achieved our returns while taking considerably less risk than the average fund. Our average cash position during the year was 37%. I'm particularly pleased with our long-term performance. From its inception on December 29, 1989, through December 31, 1995, the Fund has returned an average of 11.2% annually, versus 12.2% for the average growth fund. We have captured 92% of the upside during the bull market while holding an average of 34% of our assets in the safety of cash.

         As Marty Zweig discusses in his letter, 1995 demonstrated the value of our flexible and pragmatic approach. While our willingness to gradually retreat to the safety of cash is what sets us apart from most other funds, and helped us during market declines in 1990 and 1994, 1995 was a year in which risk takers earned the greatest rewards. Although we came into 1995 cautiously, our research steadily improved and we became more heavily invested along the way, once again vindicating our flexible style.

         The Fund's unique style was also evident in 1995 through our stock selection. The quantitative model that drives our stock selection process was constructed to focus on stocks with above-average earnings growth and below-average valuations. During the first nine months of the year, this process directed us to be overweighted in technology and banking stocks, two of the top-performing sectors. This in large part helped us keep pace with the market, despite our heavy cash position. Importantly, we remained true to our discipline of emphasizing both growth and valuations in our equity holdings. So while the fourth quarter saw a sharp rotation away from technology stocks, the favorable value characteristics of our portfolio (low price-to-earnings ratio, low price-to-book-value ratio) cushioned our results. Still, we lagged the S&P 500 during this period.

         As we begin the new year, our exposure represents a moderately optimistic posture. Our equity focus has moved toward more cyclical areas such as the chemicals, metal and mining, and machinery stocks. Utilities and airlines also are improving in our model. These industries currently have the best combination of growth trends and favorable valuations in our mid- to large-cap universe.

         Please see page 13 for additional performance information.


/s/ DAVID KATZEN
---------------------
DAVID KATZEN
Senior Vice President
January 17, 1996

       ZWEIG STRATEGY FUND HAS CAPTURED 92% OF THE GAINS OF THE AVERAGE
           GROWTH FUND DURING THE LONGEST BULL MARKET THIS CENTURY,
           AND HAS DONE SO WITH AN AVERAGE MARKET EXPOSURE OF 66%.


PERFORMANCE for the year ended 12/31/95

ZWEIG STRATEGY FUND
  A SHARES                                                     25.1%
  C SHARES                                                     24.3%

LIPPER GROWTH FUND AVERAGE                                     30.8%

S&P 500                                                        37.5%

AVERAGE MARKET EXPOSURE:  63%


Annualized since inception

                                                                              AVERAGE MARKET
                                                                                 EXPOSURE
ZWEIG STRATEGY FUND (A SHARES)                                 11.2%                 66%

LIPPER GROWTH FUND AVERAGE                                     12.2%+

S&P 500 INDEX                                                  13.1%
---------------------------------------------------------------------------------------------
ZWEIG STRATEGY FUND (C SHARES)                                 11.1%                 63%

INCEPTION DATES: A SHARES-12/29/89

                 C SHARES-2/3/92




ASSET MIXES for 1995
January 1
STOCKS                       30%
CASH                         70%

March 31
STOCKS                       50%
CASH                         50%

June 30
STOCKS                       70%
CASH                         30%

December 31
STOCKS                       80%
CASH                         20%



PRINCIPAL SECTORS as of 12/31/95*
PROCESS INDUSTRIES           20.1%
ELECTRONIC TECHNOLOGY        19.9%
FINANCE                      15.9%
NON-ENERGY MINERALS           9.8%
UTILITIES                     9.1%
PRODUCER MANUFACTURING        8.5%
TRANSPORTATION                6.6%
ENERGY MINERALS               3.8%
CONSUMER DURABLES             2.2%
CONSUMER NON-DURABLES         1.5%


+ The Lipper Growth Fund Average is based on the total return of 572 growth funds. The period measured is from 12/31/89 due to Lipper's weekly data. Returns do not include any initial or contingent deferred sales charges.

  For purposes of determining asset mix, the Fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

* Percentage of the stock portion of the Fund only; does not take into account the Fund's cash position.

FLEXIBLE ASSET
ALLOCATION AMONG
DOMESTIC AND
INTERNATIONAL STOCKS,
BONDS AND CASH



QUOTRON SYMBOLS:
ZMAAX / ZMACX

ASSETS AS OF 12/31/95:
$ 669 MILLION

PORTFOLIO MANAGER:

[PHOTO OF CARLTON B. NEEL]

CARLTON B. NEEL

ZWEIG MANAGED ASSETS

Zweig Managed Assets participated solidly in the gains of foreign and domestic stocks and bonds during 1995. Foreign stock markets were laggards in 1995, however, U.S. stocks and bonds posted banner years, which helped propel the Fund to returns of 16.3% and 15.4% for the Class A and Class C Shares, respectively. Zweig Managed Assets captured nearly 95% of the 17.4% return of the Lipper Global Flexible Fund Average.

         It is important when examining the Fund's performance to keep in mind ZMA's significant international exposure. In September, we increased the Fund's allowable foreign exposure to 50%, and increased the potential equity exposure to 60%. We made these changes in order to increase the Fund's flexibility and take advantage of additional investment oppor-tunities. In addition, we have increased the Fund's diversification by expanding the number of countries we invest in.

         Throughout 1995, central banks in Europe responded to weaker economic conditions by lowering key short-term interest rates. Expectations of continued central bank measures, combined with low inflation, helped bond markets across Europe rally to new highs late in 1995. After declining more than 25% in the first six months of 1995, Japanese stocks recovered, ending December above where they had begun the year. We concentrated our investments in Japanese bonds as interest rates fell during the early part of the year, and then moved into Japanese stocks as the market rallied.

         Lower interest rates are usually followed by stronger stock markets, as was the case in the U.S. in 1995. Thus, with rates currently falling throughout Europe, our outlook there is positive. If the rally in Japanese stocks continues, we are prepared to increase our investment there. We've expanded into Hong Kong, and are moving into Singapore, as well.

         In the fourth quarter, our new investment parameters helped the Fund to a return of 3.5% for the A Shares and 3.2% for the C Shares, while the Lipper Global Flexible Fund Average was up 3.0%. We will continue to adhere to our flexible investment philosophy, seeking to participate solidly in bull markets globally as they occur, while limiting risk during bear phases through the use of cash and diversification.

         Please see page 13 for additional performance information.


/s/ CARLTON B. NEEL
--------------------
CARLTON B. NEEL
First Vice President
January 17, 1996

         ZWEIG MANAGED ASSETS HAS CAPTURED 83% OF THE RETURNS OF THE
        AVERAGE GLOBAL FLEXIBLE FUND SINCE ITS INCEPTION, AND HAS DONE
                  SO WITH AN AVERAGE MARKET EXPOSURE OF 62%.



PERFORMANCE for the year ended 12/31/95
ZWEIG MANAGED ASSETS
  A SHARES                                                     16.3%
  C SHARES                                                     15.4%

LIPPER GLOBAL FLEXIBLE AVERAGE                                 17.4%

AVERAGE EXPOSURE: STOCKS 31%, BONDS 40%, CASH 29%

Annualized since inception

ZWEIG MANAGED ASSETS (A SHARES)                                 8.4%
ZWEIG MANAGED ASSETS (C SHARES)                                 7.7%
LIPPER GLOBAL FLEXIBLE FUND AVG.                               10.1%+

AVERAGE MARKET EXPOSURE
STOCKS                                                           27%
BONDS                                                            35%
CASH                                                             38%

ASSET MIXES for 1995
January 1
CASH                         55%
BONDS                        34%
STOCKS                       11%

March 31
CASH                         44%
BONDS                        35%
STOCKS                       21%

June 30
CASH                         37%
BONDS                        32%
STOCKS                       31%

December 31
CASH                         10%
BONDS                        46%
STOCKS                       44%


                                    [MAP]

COUNTRY ALLOCATIONS as of 12/31/95

                                                                                    Cash
                           Stocks                              Bonds             Equivalents
U.S.                        20.1%                              20.0%                8.3%
AUSTRALIA                    3.5                                2.9                 0.0
CANADA                       1.9                                1.2                 0.0
FINLAND                      0.0                                2.0                 0.0
FRANCE                       2.4                                4.3                 0.0
GERMANY                      3.5                                4.5                 0.0
HONG KONG                    1.0                                0.0                 0.0
ITALY                        0.0                                1.1                 0.0
JAPAN                        4.2                                0.0                 0.0
NEW ZEALAND                  0.4                                2.2                 1.3
SPAIN                        3.1                                1.8                 0.0
SWEDEN                       0.0                                2.2                 0.0
SWITZERLAND                  1.0                                0.0                 0.0
UNITED KINGDOM               3.1                                4.0                 0.0
TOTAL                       44.2%                              46.2%                9.6%

Countries ZMA is invested in.


+ The Lipper Global Flexible Fund Average is based on the total return of 55 global flexible funds. The period measured is from 2/11/93 due to Lipper's weekly data. Returns do not include any initial or contingent deferred sales charges.

  For purposes of determining asset mix, the Fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

A RISK-AVERSE
APPROACH TO THE
GROWTH POTENTIAL OF
SMALL-COMPANY STOCKS



QUOTRON SYMBOLS:
ZAPAX / ZAPCX

ASSETS AS OF 12/31/95:
$ 468 MILLION

PORTFOLIO MANAGER:

[PHOTO OF DAVID KATZEN]

DAVID KATZEN


ZWEIG APPRECIATION FUND

Zweig Appreciation Fund Class A and C Shares were up 24.0% and 23.2%, respectively, in 1995. These returns surpassed the 21.8% earned by the Value Line Geometric Index. The average small-company stock fund, meanwhile, was up 31.5%.

         We've delivered on our goal of generating attractive returns during this unusually kind phase in the market. Nevertheless, some investors may ask why they should be satisfied being up 24.0% while the average small-company stock fund is up 31.5%. The reason is that we also delivered on our goal of controlling risk. Our average cash position during the year was 35%. Thus, we captured 75% of the gains of our peers, with a market exposure of only 65% -- a superior risk-adjusted return. Beyond holding cash, we also kept risk low through prudent industry diversification. For example, we participated in the gains of the technology sector in 1995, as did many of our competitors. However, the amount of the Fund that was invested in this group never exceeded 20%. Thus, when many small-company funds suffered in the fourth quarter from technology's reversal, we were somewhat insulated by our more conservative position.

         It is important to remember that throughout the entire existence of the Fund, we've been in a bull market environment. While we've been pleased with our performance, we know that it only tells half the story. When it comes to evaluating mutual fund managers, it is important to know what their game plan is for the inevitable periods of corrections and bear markets. Successful long-term investors know that the best offense is often a good defense.

         Morningstar, an independent monitor of mutual funds, notes that as of 12/31/95, Appreciation Fund's risk was in the lowest 2% of its peer group. The Fund's risk control is evidenced in a number of ways, from its much broader diversification among stocks and sectors, to the substantially lower price-to-earnings ratios of its stocks. Most of the other small-company stock funds are making bigger bets on companies' earnings with less regard for the price paid to capture that growth. While the biggest risk takers have looked best over the past few years, I'm confident that the value of our approach, already seen in our risk-adjusted returns, will be more widely appreciated during the next cyclical downturn in small-company stocks.

         Please see page 13 for additional performance information.


/s/ DAVID KATZEN
---------------------
DAVID KATZEN
Senior Vice President
January 17, 1996

    ZWEIG APPRECIATION FUND HAS EARNED 73% OF THE GAINS OF ITS PEERS SINCE ITS INCEPTION, AND HAS DONE SO WITH AN AVERAGE MARKET EXPOSURE OF 65%.




PERFORMANCE for the year ended 12/31/95
ZWEIG APPRECIATION FUND
  A SHARES                                                                      24.0%
  C SHARES                                                                      23.2%

LIPPER SMALL-COMPANY FUND AVERAGE                                               31.5%+

VALUE LINE GEOMETRIC INDEX                                                      21.8%

AVERAGE MARKET EXPOSURE: 65%


Annualized since inception
                                                                              AVERAGE MARKET
                                                                                 EXPOSURE
ZWEIG APPRECIATION FUND (A SHARES)                          12.1%                     65%

LIPPER SMALL-CO. FUND AVERAGE                               16.6%+

VALUE LINE GEOMETRIC INDEX                                   9.3%
----------------------------------------------------------------------------------------------------
ZWEIG APPRECIATION FUND (C SHARES)                           9.8%                     64%

INCEPTION DATES: A SHARES-10/8/91
                 C SHARES-2/3/92



ASSET MIXES for 1995
January 1
STOCKS                       30%
CASH                         70%

March 31
STOCKS                       50%
CASH                         50%

June 30
STOCKS                       70%
CASH                         30%

December 31
STOCKS                       80%
CASH                         20%


PRINCIPAL SECTORS as of 12/31/95*
FINANCE                      24.9%
ELECTRONIC TECHNOLOGY        13.0%
PRODUCER MANUFACTURING       11.7%
PROCESS INDUSTRIES           11.3%
UTILITIES                     9.1%
NON-ENERGY MINERALS           8.2%
TRANSPORTATION                4.4%
CONSUMER DURABLES             4.1%
CONSUMER NON-DURABLES         2.5%
COMMERCIAL SERVICES           2.2%


+ The Lipper Small-Company Fund Average is based on the total return of 305 small-company funds. The period measured is from 10/10/91 due to Lipper's weekly data. Returns do not include any initial or contingent deferred sales charges.

  The Value Line Geometric Index measures the returns of 1,700 stocks ranging from large-cap to small-cap on an unweighted basis. The returns include an estimate for dividends reinvested.

  For purposes of determining asset mix, the Fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

* Percentage of the stock portion of the Fund only; does not take into account the Fund's cash position.

MONTHLY INCOME
FROM U.S. GOVERNMENT
SECURITIES


QUOTRON SYMBOLS:
ZGVAX / ZGVCX

ASSETS AS OF 12/31/95:
$ 62 MILLION

PORTFOLIO MANAGER:

[PHOTO OF CARLTON B. NEEL]

CARLTON B. NEEL


GOVERNMENT SECURITIES

What a difference a year makes! In stark contrast to a dismal 1994, 1995 was a banner year for bonds. In 1994, the Lehman Brothers Government Bond Index fell 3.4%, its worst annual performance in over a decade. But 1995 more than made up for it, as the Index rallied 18.3% for the year.

         Weaker-than-expected economic conditions fueled the strong bond market. Toward the end of 1994, the economy appeared overheated, and most economists expected the Federal Reserve to continue to raise interest rates. However, as the economy started to show signs of slowing, bonds began to rally in early 1995. The rally continued throughout the spring, and in the summer the Fed surprised many by easing interest rates. This paved the way for continued bond market strength and a final Fed rate cut in December.

ANNUALIZED PERFORMANCE                                        ONE                      SINCE
THROUGH 12/31/95                                             YEAR                  INCEPTION
GOVERNMENT SECURITIES (A SHARES)                            13.8%                    7.9%
LIPPER U.S. GOV'T. FUND AVERAGE                             17.3%                    8.9%+
---------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (C SHARES)                            13.3%                    6.4%
INCEPTION DATES: A SHARES - 3/25/85*; C SHARES - 2/3/92


         In keeping with our risk-averse approach to investing, we tend to maintain a lower average maturity and duration than our peers. Duration is a measure of a fund's price sensitivity to changes in interest rates. The higher the duration of a fund, the more the fund will make (or lose) as rates fall (or rise). The Fund's duration in early 1995 was somewhat lower than economic conditions warranted. Our models are based heavily on Federal Reserve policy and interest rate levels. Since the Fed had tightened six times in 1994, and was still tightening in early 1995, we elected to maintain a low exposure to interest rate fluctuations. How-ever, the economy cooled rapidly, and bonds began to rally to new highs. Beginning in the second quarter, we gradually increased the Fund's duration to 5.4 years, where it remained at year-end.

         Government Securities captured nearly 80% of the gains of the average government bond fund last year, with an average duration for 1995 of 4.1 years, which was lower than that of the average fund. The Class A Shares returned 13.8% for the year and the C Shares returned 13.3%, compared with 17.3% for the Lipper U.S. Government Fund Average. For the fourth quarter, the A and C Shares returned 5.0% and 4.9%, respectively, versus 4.4% for the average government bond fund.

           Please see page 13 for additional performance information.


/s/ CARLTON B. NEEL
---------------------
CARLTON B. NEEL
First Vice President
January 17, 1996


+ The Lipper U.S. Government Fund Average is based on the total return of 174 government bond funds. The period measured is from 3/31/85 due to Lipper's weekly data. Returns do not include any initial or contingent deferred sales charges.

* Zweig/Glaser Advisers assumed responsibility for managing the Fund on September 1, 1989.

ZWEIG CASH FUND

The annualized net yield of Zweig Cash Fund for the year ended December 31, 1995, was 5.08% for Class A and C Shares, and 5.32% for Class M Shares.


                            STANDARDIZED PERFORMANCE

Average annual returns through 12/31/95          net of all charges and expenses

                             ZWEIG STRATEGY FUND

                      CLASS A SHARES (ZSTAX)                                      CLASS C SHARES (ZSTCX)

from inception                                                       from inception
 (12/29/89)              five year       one year                       (2/3/92)                 one year
------------------------------------------------------------------------------------------------------------
    10.2%                  12.8%           18.2%                          11.1%                   22.7%
 ............................................................................................................

                              ZWEIG MANAGED ASSETS

                      CLASS A SHARES (ZMAAX)                                      CLASS C SHARES (ZMACX)

from inception                                                       from inception
  (2/8/93)               one year                                       (2/8/93)                 one year
------------------------------------------------------------------------------------------------------------
    6.3%                   9.9%                                           7.7%                    14.0%
 ............................................................................................................

                            ZWEIG APPRECIATION FUND

                      CLASS A SHARES (ZAPAX)                                      CLASS C SHARES (ZAPCX)

from inception                                                       from inception
(10/8/91)                one year                                       (2/3/92)                 one year
------------------------------------------------------------------------------------------------------------
    10.6%                  17.2%                                          9.8%                    21.7%
 ............................................................................................................

                             GOVERNMENT SECURITIES

                      CLASS A SHARES (ZGVAX)                                      CLASS C SHARES (ZGVCX)

                                                                     from inception
   10 year              five year        one year                       (2/3/92)                 one year
------------------------------------------------------------------------------------------------------------
    6.5%                   6.8%            8.4%                           6.4%                    11.9%

Class A Share returns reported above include the effect of the 5.5% maximum initial sales charge (4.75% for Government Securities). Class C Shares, sold with no initial sales charge, are subject to a 1.25% contingent deferred sales charge if sold within 12 months of purchase. Class C Share one-year returns reported above assume that a redemption took place. Returns assume that all dividends and capital gains are reinvested. Aggregate annual service and distribution fees are .30% for Class A Shares and 1.0% for Class C Shares (.75% for Government Securities).

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF ZWEIG SERIES TRUST:

We have audited the accompanying statements of net assets of Zweig Series Trust (comprising the Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Government Securities Series and Zweig Cash Fund) as of December 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended with respect to Zweig Strategy Fund, Zweig Appreciation Fund, Government Securities Series and Zweig Cash Fund; and each of the three years in the period then ended with respect to Zweig Managed Assets. These financial statements and financial highlights are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series constituting Zweig Series Trust as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

New York, New York
January 22, 1996

                             ZWEIG STRATEGY FUND
               Statement of Net Assets as of December 31, 1995

                                                             Number                   Value
                                                          of Shares                 (Note 2)
---------------------------------------------------------------------------------------------
   COMMON STOCKS: 75.82%
   AEROSPACE: 2.06%
   Aviall Inc.  . . . . . . . . . . . . . . . . .            25,695          $      240,891
   McDonnell Douglas Corp.  . . . . . . . . . . .           184,900              17,010,800
   Northrop Grumman Corp.   . . . . . . . . . . .            78,800               5,043,200
   United Technologies Corp.  . . . . . . . . . .               900                  85,387
                                                                             --------------
                                                                                 22,380,278
                                                                             --------------

   AIR FREIGHT: 0.45%
*  Federal Express Corp.  . . . . . . . . . . . .            65,700               4,853,588

   AIRLINES: 3.35%
*  AMR Corp.  . . . . . . . . . . . . . . . . . .            47,000               3,489,750
   British Airways Plc., ADR  . . . . . . . . . .             8,200                 596,550
   Delta Air Lines Inc.   . . . . . . . . . . . .           209,400              15,469,425
*  Northwest Airlines Corp.   . . . . . . . . . .            68,500               3,493,500
*  UAL Corp.  . . . . . . . . . . . . . . . . . .            75,100              13,405,350
                                                                             --------------
                                                                                 36,454,575
                                                                             --------------
   AUTOMOBILES: 1.06%
   General Motors Corp.   . . . . . . . . . . . .           219,000              11,579,625
                                                                             --------------

   AUTOMOTIVE PARTS AND EQUIPMENT: 0.22%
   Dana Corp.   . . . . . . . . . . . . . . . . .            55,800               1,632,150
   TRW Inc.   . . . . . . . . . . . . . . . . . .            10,100                 782,750
                                                                             --------------
                                                                                  2,414,900
                                                                             --------------
   BANKS: 8.80%
   Bank of Boston Corp.   . . . . . . . . . . . .           225,500              10,429,375
   Bank of New York Inc.  . . . . . . . . . . . .           222,800              10,861,500
   BankAmerica Corp.  . . . . . . . . . . . . . .            64,500               4,176,375
*  Bay Ridge Bancorp Inc.   . . . . . . . . . . .           209,100               4,613,269
   BayBanks Inc.  . . . . . . . . . . . . . . . .            30,000               2,947,500
*  Brooklyn Bancorp Inc.  . . . . . . . . . . . .            27,200               1,108,400
   Chemical Banking Corp.   . . . . . . . . . . .           195,500              11,485,625
   Citicorp   . . . . . . . . . . . . . . . . . .           198,800              13,369,300
   Comerica Inc.  . . . . . . . . . . . . . . . .            21,100                 846,638
   Crestar Financial Corp.  . . . . . . . . . . .            12,400                 733,150
   First American Corp., Tennessee  . . . . . . .            27,500               1,302,812
   First Bank Systems Inc.  . . . . . . . . . . .            14,800                 734,450
   First Chicago Corp.  . . . . . . . . . . . . .            92,650               3,659,675
   First Interstate Bancorp   . . . . . . . . . .            90,600              12,366,900
   Hibernia Corp., Class A  . . . . . . . . . . .           147,600               1,586,700
   NationsBank Corp.  . . . . . . . . . . . . . .            20,400               1,420,350
   PNC Bank Corp.   . . . . . . . . . . . . . . .           266,910               8,607,847
*  Riggs National Corp., Washington   . . . . . .            58,300                 757,900
   UJB Financial Corp.  . . . . . . . . . . . . .             1,300                  46,475
   Union Bank of San Francisco  . . . . . . . . .            36,600               1,985,550
   U.S. Bancorp   . . . . . . . . . . . . . . . .            14,847                 499,230
   Wells Fargo & Co.  . . . . . . . . . . . . . .            10,400               2,246,400
                                                                             --------------
                                                                                 95,785,421
                                                                             --------------
   BUILDING MATERIALS AND PRODUCTS: 0.97%
   Johnson Controls Inc.  . . . . . . . . . . . .             5,900                 405,625
   Lafarge Corp.  . . . . . . . . . . . . . . . .             9,200                 172,500
*  Owens Corning Fiberglass Corp.   . . . . . . .            50,300               2,257,212
*  Southdown Inc.   . . . . . . . . . . . . . . .             9,200                 179,400
*  Toll Brothers Inc.   . . . . . . . . . . . . .            62,400               1,435,200
*  USG Corp.  . . . . . . . . . . . . . . . . . .            95,400               2,862,000
*  Waban Inc.   . . . . . . . . . . . . . . . . .           170,400               3,195,000
                                                                             --------------
                                                                                 10,506,937
                                                                             --------------
   CASINO OPERATORS: 0.25%
   Grand Casinos Inc.   . . . . . . . . . . . . .           117,000               2,720,250
                                                                             --------------

   CATALOG DISTRIBUTION: 0.26%
   Premark International Inc.   . . . . . . . . .            55,000               2,784,375
                                                                             --------------
   CHEMICALS: 7.22%
   Akzo Nobel N.V., ADS   . . . . . . . . . . . .             5,800                 336,400
   Cabot Corp.  . . . . . . . . . . . . . . . . .            54,200               2,920,025
*  Cytec Industries Inc.  . . . . . . . . . . . .            24,700               1,540,663
   Dow Chemical Corp.   . . . . . . . . . . . . .           134,300               9,451,363
   Dupont (E.I.) De Nemours & Co.   . . . . . . .            11,600                 810,550
   Eastman Chemical Co.   . . . . . . . . . . . .           256,200              16,044,525
   First Mississippi Corp.  . . . . . . . . . . .            91,300               2,419,450
   Georgia Gulf Corp.   . . . . . . . . . . . . .            66,000               2,029,500
   Goodrich B.F.Co.   . . . . . . . . . . . . . .             2,600                 177,125
   IMC Global Inc.  . . . . . . . . . . . . . . .           350,500              14,326,687
   Imperial Chemical Industries Plc, ADR  . . . .            55,500               2,594,625
   Mississippi Chemical Corp.   . . . . . . . . .            47,800               1,111,350
   Olin Corp.   . . . . . . . . . . . . . . . . .           124,000               9,207,000
   Terra Industries Inc.  . . . . . . . . . . . .           114,500               1,617,312
   Union Carbide Corp.  . . . . . . . . . . . . .           374,200              14,032,500
                                                                             --------------
                                                                                 78,619,075
                                                                             --------------

   COMPUTER COMPONENTS AND SOFTWARE: 5.34%
*  Computervision Corp.   . . . . . . . . . . . .           179,075               2,753,278
*  Cypress Semiconductor Corp.  . . . . . . . . .           104,200               1,328,550
*  In Focus Systems Inc.  . . . . . . . . . . . .             7,000                 252,875
*  Integrated Device Technology Inc.  . . . . . .           264,100               3,400,287
   Micron Technology Inc.   . . . . . . . . . . .           219,000               8,677,875
*  Microsemi Corp.  . . . . . . . . . . . . . . .            71,500                 616,687
*  National Semiconductor Corp.   . . . . . . . .           570,300              12,689,175
*  Seagate Technology Corp.   . . . . . . . . . .           367,700              17,465,750
   Texas Instruments Inc.   . . . . . . . . . . .           160,400               8,300,700
*  VLSI Technology Inc.   . . . . . . . . . . . .           147,400               2,671,625
                                                                             --------------
                                                                                 58,156,802
                                                                             --------------

   CONGLOMERATES: 1.58%
   BET Plc, ADS   . . . . . . . . . . . . . . . .             1,400                  10,675
   ITT Corp.  . . . . . . . . . . . . . . . . . .             7,300                 386,900
   Loews Corp.  . . . . . . . . . . . . . . . . .           148,800              11,662,200
   Norsk Hydro A.S., ADS  . . . . . . . . . . . .            68,800               2,881,000
   Textron Inc.   . . . . . . . . . . . . . . . .            33,200               2,241,000
                                                                             --------------
                                                                                 17,181,775
                                                                             --------------

   CONSTRUCTION EQUIPMENT: 1.30%
   AGCO Corp.   . . . . . . . . . . . . . . . . .            21,600               1,101,600
   Case Corp.   . . . . . . . . . . . . . . . . .           256,300              11,725,725
   JLG Industries Inc.  . . . . . . . . . . . . .            25,000                 743,750
*  Varity Corp.   . . . . . . . . . . . . . . . .            14,200                 527,175
                                                                             --------------
                                                                                 14,098,250
                                                                             --------------

   CONTAINERS AND PACKAGING: 1.26%
   Federal Paper Board Co., Inc.  . . . . . . . .           142,500               7,392,188
   Temple Inland Inc.   . . . . . . . . . . . . .           144,000               6,354,000
                                                                             --------------
                                                                                 13,746,188
                                                                             --------------

   DATA PROCESSING SYSTEMS: 3.89%
*  Compaq Computer Corp.  . . . . . . . . . . . .            12,400                 595,200
*  Dell Computer Corp.  . . . . . . . . . . . . .           251,100               8,694,338
*  Digital Equipment Corp.  . . . . . . . . . . .           105,600               6,771,600
   International Business Machines Corp.  . . . .           165,500              15,184,625
*  Sun Microsystems Inc.  . . . . . . . . . . . .           243,200              11,096,000
                                                                             --------------
                                                                                 42,341,763
                                                                             --------------

   ELECTRICAL PRODUCTS: 1.46%
   Philips Electronics N.V.   . . . . . . . . . .           444,400              15,942,850
                                                                             --------------

   ELECTRONICS: 4.29%
*  Advanced Semiconductors Corp.  . . . . . . . .            22,900               1,127,825
   Avnet Inc.   . . . . . . . . . . . . . . . . .            23,800               1,065,050
   Burr Brown Corp.   . . . . . . . . . . . . . .            57,400               1,463,700
   Credence Systems Corp.   . . . . . . . . . . .            12,800                 292,800
*  Electro Scientific Industries Inc.   . . . . .            22,400                 655,200
*  Electroglas Inc.   . . . . . . . . . . . . . .            63,200               1,548,400
*  Hadco Corp.  . . . . . . . . . . . . . . . . .            67,200               1,890,000
   Harris Corp.   . . . . . . . . . . . . . . . .            73,300               4,004,013
*  Hutchinson Technology Inc.   . . . . . . . . .            99,900               4,220,775
   Innovex Inc.   . . . . . . . . . . . . . . . .            64,100                 977,525
*  Komag Inc.   . . . . . . . . . . . . . . . . .           151,200               6,974,100
*  Kulicke & Soffa Industries Inc.  . . . . . . .           222,000               5,161,500
   Loral Corp.  . . . . . . . . . . . . . . . . .            39,800               1,407,925
*  Read-Rite Corp.  . . . . . . . . . . . . . . .           267,100               6,210,075
*  SCI Systems Inc.   . . . . . . . . . . . . . .           115,300               3,574,300
*  Silicon Valley Group Inc.  . . . . . . . . . .            17,400                 439,350

                             ZWEIG STRATEGY FUND
               Statement of Net Assets as of December 31, 1995
                                 (Continued)

                                                             Number                   Value
                                                          of Shares                 (Note 2)
---------------------------------------------------------------------------------------------
   ELECTRONICS (CONTINUED)
   Teledyne Inc.  . . . . . . . . . . . . . . . .            63,500          $    1,627,188
*  Teradyne Inc.  . . . . . . . . . . . . . . . .            90,300               2,257,500
   Varian Associates Inc.   . . . . . . . . . . .             6,900                 329,475
   Wyle Electronics Inc.  . . . . . . . . . . . .            42,530               1,493,866
                                                                             --------------
                                                                                 46,720,567
                                                                             --------------

   FARMING AND MILLING: 0.77%
   Archer-Daniels-Midland Co.   . . . . . . . . .           463,635               8,345,430
                                                                             --------------

   FINANCE: 0.15%
   Dean Witter, Discover & Co.  . . . . . . . . .            21,500               1,010,500
   Finova Group Inc.  . . . . . . . . . . . . . .             4,500                 217,125
   First Financial Caribbean Corp.  . . . . . . .             3,000                  56,250
   Travelers Group Inc.   . . . . . . . . . . . .             6,400                 402,400
                                                                             --------------
                                                                                  1,686,275
                                                                             --------------

   FOOD AND BEVERAGES: 1.10%
   Chiquita Brands International Inc.   . . . . .           114,020               1,567,775
   IBP Inc.   . . . . . . . . . . . . . . . . . .           205,400              10,372,700
                                                                             --------------
                                                                                 11,940,475
                                                                             --------------

   FOREST AND PAPER PRODUCTS: 9.46%
   Abitibi Price Inc.   . . . . . . . . . . . . .           126,225               1,830,263
   Boise Cascade Corp.  . . . . . . . . . . . . .           217,500               7,530,938
   Bowater Inc.   . . . . . . . . . . . . . . . .           265,200               9,414,600
   Champion International Corp.   . . . . . . . .           242,500              10,185,000
   Chesapeake Corp.   . . . . . . . . . . . . . .            36,400               1,078,350
   Consolidated Papers Inc.   . . . . . . . . . .            40,665               2,282,323
   Georgia-Pacific Corp.  . . . . . . . . . . . .           217,400              14,919,075
   International Paper Co.  . . . . . . . . . . .            60,000               2,272,500
   James River Corp.  . . . . . . . . . . . . . .            60,000               1,447,500
   Mead Corp.   . . . . . . . . . . . . . . . . .           145,100               7,581,475
*  Mercer International Inc.  . . . . . . . . . .           115,200               2,361,600
   Potlatch Corp.   . . . . . . . . . . . . . . .            67,915               2,716,600
   Rayonier Inc.  . . . . . . . . . . . . . . . .            54,775               1,828,116
   Union Camp Corp.   . . . . . . . . . . . . . .           225,000              10,715,625
   Westvaco Corp.   . . . . . . . . . . . . . . .           190,700               5,291,925
   Weyerhaeuser Co.   . . . . . . . . . . . . . .           307,200              13,286,400
   Willamette Industries Inc.   . . . . . . . . .           146,400               8,235,000
                                                                             --------------
                                                                                102,977,290
                                                                             --------------

   HEALTHCARE FACILITIES AND PRODUCTS: 0.61%
   Community Psychiatric Centers Corp.  . . . . .            33,500                 410,375
   ICN Pharmaceuticals Inc.   . . . . . . . . . .           112,580               2,167,165
*  Integrated Health Services Inc.  . . . . . . .            13,400                 335,000
*  OrNda Healthcorp.  . . . . . . . . . . . . . .           159,000               3,696,750
                                                                             --------------
                                                                                  6,609,290
                                                                             --------------

   HOUSEHOLD PRODUCTS: 0.42%
   Black & Decker Corp.   . . . . . . . . . . . .           128,800               4,540,200
                                                                             --------------

   INDUSTRIAL PRODUCTS: 0.39%
   Harnischfeger Industries Inc.  . . . . . . . .            16,000                 532,000
   Kennametal Inc.  . . . . . . . . . . . . . . .            41,600               1,320,800
   Parker-Hannifin Corp.  . . . . . . . . . . . .            39,900               1,366,575
   Tecumseh Products Co., Class A   . . . . . . .            11,400                 589,950
   TRINOVA Corp.  . . . . . . . . . . . . . . . .            16,600                 475,175
                                                                             --------------
                                                                                  4,284,500
                                                                             --------------

   INSURANCE: 1.24%
   AFLAC Inc.   . . . . . . . . . . . . . . . . .            12,400                 537,850
   AMBAC Inc.   . . . . . . . . . . . . . . . . .             5,500                 257,813
   EXEL Limited   . . . . . . . . . . . . . . . .            69,400               4,233,400
   Old Republic International Corp.   . . . . . .             1,500                  53,250
   PartnerRe Holdings Ltd.  . . . . . . . . . . .            50,700               1,394,250
   Reliastar Financial Corp.  . . . . . . . . . .             5,000                 221,875
   St. Paul Companies Inc.  . . . . . . . . . . .            64,000               3,560,000
   TIG Holdings Inc.  . . . . . . . . . . . . . .            67,700               1,929,450
   USF&G Corp.  . . . . . . . . . . . . . . . . .            73,400               1,238,625
   Western National Corp.   . . . . . . . . . . .             6,600                 106,425
                                                                             --------------
                                                                                 13,532,938
                                                                             --------------

   INVESTMENT BANKING AND BROKERAGE: 0.72%
   Alex Brown Inc.  . . . . . . . . . . . . . . .            50,460               2,119,320
   Lehman Brothers Holdings Inc.  . . . . . . . .           221,000               4,696,250
   Quick & Reilly Group Inc.  . . . . . . . . . .            51,405               1,053,802
                                                                             --------------
                                                                                  7,869,372
                                                                             --------------

   MARINE TRANSPORTATION: 0.07%
   Stolt-Nielsen S.A.   . . . . . . . . . . . . .            28,000                 808,500
                                                                             --------------

   METAL FABRICATION: 0.39%
*  Mueller Industries Inc.  . . . . . . . . . . .            42,525               1,243,856
   Timken Co.   . . . . . . . . . . . . . . . . .            70,000               2,677,500
   Trinity Industries Inc.  . . . . . . . . . . .            10,000                 315,000
                                                                             --------------
                                                                                  4,236,356
                                                                             --------------

   METALS AND MINING: 3.26%
   Alcan Aluminum Ltd.  . . . . . . . . . . . . .           127,900               3,980,888
*  Alumax Inc.  . . . . . . . . . . . . . . . . .           124,600               3,815,875
   Aluminum Company of America  . . . . . . . . .            96,200               5,086,575
   ASARCO Inc.  . . . . . . . . . . . . . . . . .           114,300               3,657,600
*  Kaiser Aluminum Corp.  . . . . . . . . . . . .           227,300               2,954,900
*  Magma Copper Co.   . . . . . . . . . . . . . .            16,800                 468,300
   Phelps Dodge Corp.   . . . . . . . . . . . . .            47,000               2,925,750
   Reynolds Metals Co.  . . . . . . . . . . . . .           223,000              12,627,375
                                                                             --------------
                                                                                 35,517,263
                                                                             --------------

   OFFICE AUTOMATION AND EQUIPMENT: 0.16%
*  Mentor Graphics Corp.  . . . . . . . . . . . .            32,300                 589,475
*  Network Equipment Technologies Inc.  . . . . .            42,300               1,157,962
                                                                             --------------
                                                                                  1,747,437
                                                                             --------------

   OIL AND GAS: 3.44%
   British Petroleum Plc., ADR  . . . . . . . . .            38,275               3,908,834
   Coastal Corp.  . . . . . . . . . . . . . . . .           125,300               4,667,425
   Mobil Corp.  . . . . . . . . . . . . . . . . .            72,700               8,142,400
   Occidental Petroleum Co.   . . . . . . . . . .           526,600              11,256,075
   Panhandle Eastern Corp.  . . . . . . . . . . .            33,700                 939,388
   Repsol S.A., ADR   . . . . . . . . . . . . . .           193,900               6,374,462
*  Smith International Inc.   . . . . . . . . . .            24,100                 566,350
*  Tesoro Petroleum Corp.   . . . . . . . . . . .            35,500                 306,188
   YPF Sociedad Anonima, ADS  . . . . . . . . . .            60,000               1,297,500
                                                                             --------------
                                                                                 37,458,622
                                                                             --------------

   RAILROADS: 1.11%
   Burlington Northern Santa Fe Corp.   . . . . .            36,131               2,818,218
   Conrail Inc.   . . . . . . . . . . . . . . . .            98,400               6,888,000
   CSX Corp.  . . . . . . . . . . . . . . . . . .            52,600               2,399,875
                                                                             --------------
                                                                                 12,106,093
                                                                             --------------

   REAL ESTATE INVESTMENT TRUSTS: 0.16%
   CWM Mortgage Holdings Inc.   . . . . . . . . .           105,200               1,788,400
                                                                             --------------

   RECREATIONAL PRODUCTS: 0.05%
   Outboard Marine Corp.  . . . . . . . . . . . .            27,080                 551,755
                                                                             --------------

   RETAIL TRADE: 0.18%
*  Autozone Inc.  . . . . . . . . . . . . . . . .             1,400                  40,425
*  CompUSA Inc.   . . . . . . . . . . . . . . . .            19,400                 603,825
   Ross Stores Inc.   . . . . . . . . . . . . . .            51,900                 992,587
*  Safeway Inc.   . . . . . . . . . . . . . . . .             7,000                 360,500
                                                                             --------------
                                                                                  1,997,337
                                                                             --------------

   SAVINGS & LOAN ASSOCIATIONS: 0.97%
   Astoria Financial Corp.  . . . . . . . . . . .            26,900               1,227,313
   California Federal Bank Corp.  . . . . . . . .           160,100               2,521,575
*  Dime Bancorp Inc.  . . . . . . . . . . . . . .            31,200                 362,700
*  Glendale Federal Bank Corp.  . . . . . . . . .           165,000               2,887,500
   GP Financial Corp.   . . . . . . . . . . . . .            31,700                 847,975
   Long Island Bancorp Inc.   . . . . . . . . . .            58,000               1,529,750
   Standard Federal Bank Corp.  . . . . . . . . .            28,800               1,134,000
                                                                             --------------
                                                                                 10,510,813
                                                                             --------------

                                                             Number                   Value
                                                          of Shares                 (Note 2)
---------------------------------------------------------------------------------------------
   STEEL: 0.89%
*  AK Steel Holdings Corp.  . . . . . . . . . . .            46,400          $    1,589,200
   British Steel Plc, ADS   . . . . . . . . . . .            99,000               2,536,875
*  LTV Corp.  . . . . . . . . . . . . . . . . . .           218,300               3,001,625
   Quanex Corp.   . . . . . . . . . . . . . . . .            34,795                 674,153
*  Tubos De Acero de Mexico, ADR  . . . . . . . .            40,625                 284,375
   USX-U.S. Steel Group   . . . . . . . . . . . .            24,200                 744,150
*  WHX Corp.  . . . . . . . . . . . . . . . . . .            74,700                 812,362
                                                                             --------------
                                                                                  9,642,740
                                                                             --------------

   TELECOMMUNICATIONS: 0.98%
   Philippine Long Distance Telephone Co., ADS  .            35,400               1,916,025
   Telefonica de Espana, S.A., ADS  . . . . . . .           207,800               8,701,625
                                                                             --------------
                                                                                 10,617,650
                                                                             --------------

   TEXTILES: 0.13%
*  Westpoint Stevens Inc.   . . . . . . . . . . .            69,900               1,402,369
                                                                             --------------

   UTILITIES: 5.41%
   Baltimore Gas & Electric Co.   . . . . . . . .            14,200                 404,700
   Centerior Energy Corp.   . . . . . . . . . . .           137,300               1,218,538
   CMS Energy Corp.   . . . . . . . . . . . . . .            38,600               1,153,175
*  Columbia Gas Systems Inc.  . . . . . . . . . .            84,800               3,720,600
   DQE Inc.   . . . . . . . . . . . . . . . . . .            30,200                 928,650
   Entergy Corp.  . . . . . . . . . . . . . . . .            70,400               2,059,200
   FPL Group Inc.   . . . . . . . . . . . . . . .            18,400                 853,300
   General Public Utilities Inc.  . . . . . . . .           136,700               4,647,800
   Illinova Corp.   . . . . . . . . . . . . . . .           170,900               5,127,000
   New England Electric System Co.  . . . . . . .            12,600                 499,275
   New York State Electric & Gas Co.  . . . . . .            36,500                 944,437
   Northeast Utilities Corp.  . . . . . . . . . .           165,100               4,024,312
   Northern States Power Co.  . . . . . . . . . .            21,700               1,066,013
   Ohio Edison Co.  . . . . . . . . . . . . . . .             8,900                 209,150
   Pacific Enterprises Inc.   . . . . . . . . . .            31,500                 889,875
   Pacific Gas & Electric Co.   . . . . . . . . .           231,700               6,574,487
   Pinnacle West Capital Corp.  . . . . . . . . .           186,100               5,350,375
   Portland General Corp.   . . . . . . . . . . .             7,000                 203,875
   Public Service Co. of Colorado   . . . . . . .            10,200                 360,825
   SCE Corp.  . . . . . . . . . . . . . . . . . .           509,100               9,036,525
   Sierra Pacific Resources Inc.  . . . . . . . .            13,800                 322,575
   Unicom Corp.   . . . . . . . . . . . . . . . .           285,400               9,346,850
                                                                             --------------
                                                                                 58,941,537
                                                                             --------------

   TOTAL COMMON STOCKS
      (Cost $730,475,420)   . . . . . . . . . . .                               825,399,861
                                                                             --------------


                                                          Principal
                                                             Amount
                                                          ---------
SHORT-TERM OBLIGATIONS: 8.79%
FEDERAL FARM CREDIT BANK, DISCOUNT
   NOTES: 1.37%:
   5.65%, 1/4/96  . . . . . . . . . . . . . . . .      $ 10,000,000               9,995,292
   5.44%, 2/13/96   . . . . . . . . . . . . . . .         5,000,000               4,967,511
                                                                             --------------
                                                                                 14,962,803
                                                                             --------------

FEDERAL HOME LOAN MORTGAGE CORP.,
DISCOUNT NOTES: 4.58%:
   5.47%, 1/16/96   . . . . . . . . . . . . . . .        10,000,000               9,977,208
   5.56%, 1/16/96   . . . . . . . . . . . . . . .        15,000,000              14,965,250
   5.46%, 1/17/96   . . . . . . . . . . . . . . .        10,000,000               9,975,733
   5.65%, 1/22/96   . . . . . . . . . . . . . . .        10,000,000               9,967,042
   5.54%, 2/14/96   . . . . . . . . . . . . . . .         5,000,000               4,966,144
                                                                             --------------
                                                                                 49,851,377
                                                                             --------------

FEDERAL NATIONAL MORTGAGE ASSN,
   DISCOUNT NOTES: 2.29%:
   5.48%, 1/5/96  . . . . . . . . . . . . . . . .        10,000,000               9,993,911
   5.56%, 1/25/96   . . . . . . . . . . . . . . .        10,000,000               9,962,933
   5.54%, 2/28/96   . . . . . . . . . . . . . . .         5,000,000               4,957,085
                                                                             --------------
                                                                                 24,913,929
                                                                             --------------


                                                          Principal
                                                             Amount
                                                          or Number                   Value
                                                       of Contracts                 (Note 2)
--------------------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS: 0.55%
   5.285%, 1/4/96   . . . . . . . . . . . . . . .      $1,000,000(a)         $      999,560
   5.29%, 1/11/96   . . . . . . . . . . . . . . .       1,000,000(a)                998,531
   5.24%, 1/18/96   . . . . . . . . . . . . . . .       1,000,000(a)                997,526
   5.29%, 1/18/96   . . . . . . . . . . . . . . .       1,000,000(a)                997,502
   5.21%, 3/14/96   . . . . . . . . . . . . . . .       2,000,000(a)              1,980,398
                                                                             --------------
                                                                                  5,973,517
                                                                             --------------

TOTAL SHORT-TERM OBLIGATIONS
   (Cost $95,698,386)   . . . . . . . . . . . . .                                95,701,626
                                                                             --------------

REPURCHASE AGREEMENTS: 17.42%
With Morgan Stanley & Co., Inc.
   (dated 12/29/95), 5.95%, due 1/2/96
   (Repurchase proceeds $89,725,279);
   collateralized by: $86,938,097 various
   United States Government Agency Obligations,
   6.00%-10.75%, 12/1/2000-12/1/2025 (Market
   value $91,845,036).  . . . . . . . . . . . . .       89,666,000               89,666,000
With Prudential Securities Inc. (dated
   12/29/95), 5.95%, due 1/2/96 (Repurchase
   proceeds $100,066,111) collateralized by:
   $98,993,212 various United States Government
   Agency Obligations, 6.50%-8.50%,
   2/15/2001-12/15/2025 (Market value
   $102,000,077).   . . . . . . . . . . . . . . .      100,000,000              100,000,000
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $189,666,000)  . . . . . . . . . . . . . . . . . . . . . . . . .       189,666,000
                                                                             --------------

NET UNREALIZED DEPRECIATION ON FUTURES
   CONTRACTS: (0.05)%
Standard & Poor's 500
   March 1996 Long futures (b)  . . . . . . . . .               151                (573,237)
                                                                             --------------

TOTAL INVESTMENTS
   (Cost $1,015,839,806)  . . . . . . . . . . . .            101.98%          1,110,194,250
Other Assets  . . . . . . . . . . . . . . . . . .              3.17              34,450,197
                                                            -------         ---------------
   Total Assets   . . . . . . . . . . . . . . . .            105.15%          1,144,644,447
   Total Liabilities (Note 7)   . . . . . . . . .             (5.15)            (56,058,516)
                                                            -------         ---------------
NET ASSETS (Note 9) . . . . . . . . . . . . . . .            100.00%         $1,088,585,931
                                                            =======         ===============

CLASS A SHARES
Net asset value (NAV) and redemption price per share
 ($558,286,293/38,467,646 shares) . . . . . . . . . . . . . . . . . . . .            $14.51
                                                                                     ======
Maximum public offering price per share- NAV/(1-maximum
sales charge) ($14.51/.945) . . . . . . . . . . . . . . . . . . . . . . .            $15.35
                                                                                     ======
CLASS C SHARES
Net asset value and offering price per share
 ($530,299,638/36,430,336 shares) . . . . . . . . . . . . . . . . . . . .            $14.56
                                                                                     ======
Redemption price per share  . . . . . . . . . . . . . . . . . . . . . . .               **
                                                                                     ======
-------------------------------------------------------------------------------------------

 * Non-income producing security.
** Varies by length of time shares are held. (Note 3b)
(a) Pledged as collateral for futures transactions.
(b) The market value of the long futures was $46,692,975 (repesenting 4.29% of the Fund's net assets) with a cost of $47,266,212. For Federal income tax purposes, the tax basis of investments owned at December 31, 1995 was $1,016,297,043 and unrealized appreciation on investments consisted of:

Gross unrealized appreciation . . . . . . . . . . . . . . . . . .              $ 112,847,013
Gross unrealized depreciation . . . . . . . . . . . . . . . . . .                (18,949,806)
                                                                               -------------
Net unrealized appreciation . . . . . . . . . . . . . . . . . . .              $  93,897,207
                                                                               =============

                      See notes to financial statements.

ZWEIG APPRECIATION FUND

Statement of Net Assets as of December 31, 1995

                                                                                               Number                 Value
                                                                                            of Shares              (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS: 85.77%
    ADVERTISING: 0.03%
*   Heritage Media Corp., Class A   . . . . . . . . . . . . . . . . . . . . . . . . .            5,100         $    130,688
                                                                                                               ------------
    AEROSPACE: 1.43%
    Aviall Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           71,700              672,188
    McDonnell Douglas Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,900            2,750,800
*   Moog Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,300              281,175
    Northrop Grumman Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,800              563,200
*   RMI Titanium Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           68,400              547,200
*   Sequa Corp., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,690              417,545
    United Technologies Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,300            1,451,588
                                                                                                               ------------
                                                                                                                  6,683,696
                                                                                                               ------------
    AIR FREIGHT: 0.36%
*   Federal Express Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           22,700            1,676,962
                                                                                                               ------------
    AIRLINES: 1.92%
*   AMR Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35,800            2,658,150
    British Airways Plc., ADR   . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,900              574,725
    Delta Air Lines Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,300            2,681,662
    KLM Royal Dutch Airlines  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           34,402            1,212,670
*   Northwest Airlines Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,700            1,004,700
*   UAL Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,800              678,300
*   WorldCorp Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,900              169,000
                                                                                                               ------------
                                                                                                                  8,979,207
                                                                                                               ------------
    APPAREL: 0.28%
*   Quicksilver Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,900            1,329,894
                                                                                                               ------------
    AUTOMOBILES: 1.08%
    Chrysler Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,952            1,658,592
    Ford Motor Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           48,800            1,415,200
    General Motors Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,700            1,781,888
    Volvo Aktiebolaget, ADR., Class B   . . . . . . . . . . . . . . . . . . . . . . .           10,400              214,174
                                                                                                               ------------
                                                                                                                  5,069,854
                                                                                                               ------------
    AUTOMOTIVE PARTS AND EQUIPMENT: 0.89%
    Barnes Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,000              468,000
    Carlisle Companies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,700              310,888
    Dana Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,700              693,225
    Goodyear Tire & Rubber Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,700            1,166,137
*   ITT Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,800              355,200
*   Lear Seating Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000               87,000
    Standard Motor Products Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .            2,400               36,000
    Starrett L.S. Co., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,900              514,913
    Wynns International Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,300              512,512
                                                                                                               ------------
                                                                                                                  4,143,875
                                                                                                               ------------
    BANKS: 11.22%
    Banco Latinoamericano de Export 'E'.  . . . . . . . . . . . . . . . . . . . . . .           12,400              576,600
    Bank of Boston Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           56,500            2,613,125
    Bank of New York Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           54,900            2,676,375
    BankAmerica Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,200            1,307,950
    Banponce Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,600            1,185,750
    Barnett Banks Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,300            2,141,700
*   Bay Ridge Bancorp Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,200              379,475
    BayBanks Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,900            1,660,425
*   Brooklyn Bancorp Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,600              594,950
    Centura Banks Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,600              864,075
    Chase Manhattan Bank Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,800              957,875
    Chemical Banking Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,300            2,191,375
    Citicorp  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,800            2,542,050
    City National Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,400              229,600
    Comerica Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,800            1,356,225
    Compass Bancshares Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,400              541,200
    Crestar Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,100            1,129,287
    Cullen Frost Bankers Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,400              620,000
    CVB Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,810              208,876
    Deposit Guaranty Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           32,400            1,441,800
    First American Corp., Tennessee   . . . . . . . . . . . . . . . . . . . . . . . .           30,300            1,435,462
    First Bank Systems Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,600            1,270,400
    First Chicago Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,481              650,999
    First Empire State Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,100              675,800
    First Interstate Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,600            2,675,400
    First Union Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,300            1,351,688
    Fleet Financial Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,000            1,141,000
    Hibernia Corp., Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .          130,100            1,398,575
    Hubco Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           64,801            1,433,722
    Mercantile Bancorporation Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .           11,800              542,800
    Metrobank Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,200              350,000
    Mid-American Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,926              358,668
    National Australia Bank Ltd., ADR   . . . . . . . . . . . . . . . . . . . . . . .            4,900              221,725
    National Westminster Bank Plc, ADR  . . . . . . . . . . . . . . . . . . . . . . .            8,500              516,375
    NationsBank Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,300              717,137
    North Fork Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           64,756            1,635,089
    PNC Bank Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           70,930            2,287,492
    Republic New York Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,700            1,223,862
*   Riggs National Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           34,000              442,000
*   Santa Monica Bank   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,080              207,350
    Southern National Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,800              204,750
    SouthTrust Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,325              982,078
    Sterling Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,730              271,625
    SunTrust Banks Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,800              397,300
    UJB Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,900              353,925
    Union Bank of San Francisco   . . . . . . . . . . . . . . . . . . . . . . . . . .           10,200              553,350
    U.S. Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,783              934,203
    Wells Fargo & Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,500            1,188,000
    Westamerica Bancorp   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,700              895,275
    Westpac Banking Corp., ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,700              173,250
    Zions Bancorp   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,400              754,350
                                                                                                               ------------
                                                                                                                 52,462,363
                                                                                                               ------------
    BUILDING MATERIALS AND PRODUCTS: 1.61%
    Ameron Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,100              530,512
    Armstrong World Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . .            1,700              105,400
    Florida Rock Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .           15,100              441,675
    International Aluminum Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,100              491,625
    Johnson Controls Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,800              880,000
    Lafarge Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,300              511,875
*   Lamson & Sessions Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           64,900              502,975
*   Lone Star Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,600              690,000
*   Manville Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,000              196,875
    Medusa Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,100              135,150
*   Mestek Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,000              317,250
*   Owens Corning Fiberglass Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .            4,300              192,962
    Puerto Rican Cement Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,600              251,750
    Republic Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,200              604,800
    Shelter Components Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           52,987              867,662
*   Southdown Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,300              337,350
*   USG Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,100              453,000
*   Waban Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,600               48,750
                                                                                                               ------------
                                                                                                                  7,559,611
                                                                                                               ------------
    CASINO OPERATORS: 0.15%
*   Casino America Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,500              168,438
    Grand Casinos Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           22,350              519,638
                                                                                                               ------------
                                                                                                                    688,076
                                                                                                               ------------
    CATALOG DISTRIBUTION: 0.26%
    Premark International Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,300            1,230,187
                                                                                                               ------------
    CHEMICALS: 3.52%
    Aceto Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,450              343,200
    AEP Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,849              656,678
    Akzo Nobel N.V., ADS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,700            1,142,600
    ARCO Chemical Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,665            1,053,461
    Cabot Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,700              684,213
    Cambrex Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,400            1,050,925
*   Cytec Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,300              392,962
    Dow Chemical Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           31,900            2,244,963
    Eastman Chemical Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,400            2,342,175
*   Electrochemical Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . .           54,200              157,516
    First Mississippi Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,800              498,200
    Georgia Gulf Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,300              501,225

                                                                                               Number                 Value
                                                                                            of Shares              (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    CHEMICALS (CONTINUED)
    IMC Global Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,700         $    641,738
    Imperial Chemical Industries Plc, ADR   . . . . . . . . . . . . . . . . . . . . .           13,675              639,306
    Mississippi Chemical Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,800              483,600
*   Rexene Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,400              122,550
    Terra Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           56,900              803,712
    Union Carbide Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           64,800            2,430,000
    Wellman Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,700              288,925
                                                                                                               ------------
                                                                                                                 16,477,949
                                                                                                               ------------
    COAL MINING: 0.10%
*   Addington Resources Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,700              156,488
    Ashland Coal Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,000              320,625
                                                                                                               ------------
                                                                                                                    477,113
                                                                                                               ------------
    COMMERCIAL SERVICES: 0.63%
*   ADT Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           58,800              882,000
*   C D I Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,300              347,400
    M A R C Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,897              290,994
    Volt Information Sciences Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .           28,500              776,625
    World Fuel Services Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           42,050              667,544
                                                                                                               ------------
                                                                                                                  2,964,563
                                                                                                               ------------
    COMPUTER COMPONENTS AND SOFTWARE: 3.27%
*   Computervision Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           93,600            1,439,100
*   Hogan Systems Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           56,900              775,263
*   Integrated Circuit Systems Inc.   . . . . . . . . . . . . . . . . . . . . . . . .           30,800              381,150
*   Integrated Device Technology Inc.   . . . . . . . . . . . . . . . . . . . . . . .           31,900              410,712
*   International Rectifier Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .           12,400              310,000
    Micron Technology Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           48,400            1,917,850
*   Microsemi Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           45,300              390,712
*   National Semiconductor Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .           80,800            1,797,800
*   Printronix Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,400              215,600
*   Seagate Technology Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           51,600            2,451,000
*   Siliconix Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           31,300            1,158,100
*   Software Spectrum Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,400              352,600
*   Supertex Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,400              222,025
    Texas Instruments Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           42,400            2,194,200
*   VLSI Technology Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,400              224,750
*   Western Digital Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           58,200            1,040,325
                                                                                                               ------------
                                                                                                                 15,281,187
                                                                                                               ------------
    CONGLOMERATES: 1.77%
    American Financial Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .            3,500              107,188
    BET Plc, ADS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,090              328,561
*   Great American Management &
      Investment Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,300              455,700
    ITT Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,800              784,400
    Loews Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           40,800            3,197,700
    Montedison S.P.A., ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           46,100              299,650
    Norsk Hydro A. S., ADS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35,700            1,494,938
    Nova Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           47,200              377,600
    Textron Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,200            1,228,500
                                                                                                               ------------
                                                                                                                  8,274,237
                                                                                                               ------------
    CONSTRUCTION EQUIPMENT: 2.05%
    AGCO Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           32,550            1,660,050
    Cascade Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,700              513,800
    Case Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,700              581,025
*   Gardner Denver Machinery Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           34,700              659,300
    JLG Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           95,600            2,844,100
    NACCO Industries Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . . .            6,600              366,300
*   Navistar International Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .           35,700              374,850
    Oshkosh Truck Corp., Class B  . . . . . . . . . . . . . . . . . . . . . . . . . .           84,100            1,282,525
    PACCAR Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,000              631,875
*   Raymond Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,485              375,034
*   Varity Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,900              330,413
                                                                                                               ------------
                                                                                                                  9,619,272
                                                                                                               ------------
    CONSUMER ELECTRICAL: 0.35%
    Black & Decker Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,200              394,800
    Fedders Corp., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,400              284,050
    Harman International Industries Inc.  . . . . . . . . . . . . . . . . . . . . . .           16,930              679,316
*   Helen Of Troy Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,200              298,200
                                                                                                               ------------
                                                                                                                  1,656,366
                                                                                                               ------------
    CONTAINERS AND PACKAGING: 0.41%
    Ball Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,300              200,750
*   Continental Can Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,300              217,787
    Federal Paper Board Co., Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           13,700              710,687
*   Gaylord Container Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           22,300              179,794
    Temple Inland Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,100              445,663
    Tuscarora Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,800              164,900
                                                                                                               ------------
                                                                                                                  1,919,581
                                                                                                               ------------
    DATA PROCESSING SYSTEMS: 2.64%
*   Advanced Logic Research Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .           17,400              104,400
*   Amdahl Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,900              254,150
*   CACI International Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . .           59,800              710,125
    Computer Task Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,600              387,100
*   Dell Computer Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           34,200            1,184,175
*   Digital Equipment Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           46,800            3,001,050
    International Business Machines Corp.   . . . . . . . . . . . . . . . . . . . . .           25,400            2,330,450
*   Sequoia Systems Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           74,700              392,175
*   Sun Microsystems Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,600            3,084,250
*   Triad Systems Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          150,500              921,813
                                                                                                               ------------
                                                                                                                 12,369,688
                                                                                                               ------------
    ELECTRICAL PRODUCTS: 0.91%
    Charter Power Systems Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,700              796,375
*   Genlyte Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           51,800              349,650
    Kollmorgen Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,340              366,740
    Philips Electronics N.V.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,600            2,425,150
    Thomas Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,860              349,210
                                                                                                               ------------
                                                                                                                  4,287,125
                                                                                                               ------------

    ELECTRONICS: 3.92%
*   Advanced Semiconductors Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .            8,000              394,000
*   Altron Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,700            1,491,000
*   Bell Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,077              249,233
    Burr Brown Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           70,500            1,797,750
*   Computer Products Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          102,600            1,179,900
    CTS Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,000              792,750
*   Electro Scientific Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . .           16,200              473,850
*   Electroglas Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,000              465,500
*   Electromagnetic Science Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .            6,200               68,200
*   Esterline Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .           30,300              715,838
*   Hadco Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,900              784,687
    Harris Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,800            1,190,825
    Helix Technology Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           40,800            1,611,600
*   Hutchinson Technology Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,600              405,600
    Innovex Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,100              184,525
*   Komag Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,500              714,938
*   Kulicke & Soffa Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . .           22,500              523,125
*   Laser Industries Ltd.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,700               83,737
*   LTX Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,100              210,788
*   Novellus Systems Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,200              388,800
*   Orbotech Ltd.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,500              593,375
    Park Electrochemical Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,200            1,194,600
*   Read-Rite Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,200              399,900
*   SCI Systems Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,700              176,700
*   Tech-Sym Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,500              908,438
*   Teradyne Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,400              310,000
    Varian Associates Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,600              124,150
    Watkins Johnson Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,600              726,250
    Wyle Electronics Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,600              161,575
                                                                                                               ------------
                                                                                                                 18,321,634
                                                                                                               ------------
    ENGINEERING: 0.61%
    Butler Manufacturing Company  . . . . . . . . . . . . . . . . . . . . . . . . . .           45,700            1,793,725
    Granite Construction Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,600              900,900
*   Layne Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,400              139,500
                                                                                                               ------------
                                                                                                                  2,834,125
                                                                                                               ------------

ZWEIG APPRECIATION FUND

Statement of Net Assets as of December 31, 1995
              (Continued)

                                                                                               Number                 Value
                                                                                            of Shares              (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    ENTERTAINMENT: 0.04%
*   Carmike Cinemas Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,700         $    173,250
                                                                                                               ------------
    ENVIRONMENTAL SERVICES: 0.16%
*   Tetra Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,900              641,137
*   Western Waste Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .            4,700              128,662
                                                                                                               ------------
                                                                                                                    769,799
                                                                                                               ------------
    FARMING AND MILLING: 0.62%
    Archer-Daniels-Midland Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .          156,985            2,825,730
    Orange Co. Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,600               58,900
                                                                                                               ------------
                                                                                                                  2,884,630
                                                                                                               ------------
    FINANCE: 1.08%
    Dean Witter, Discover & Co.   . . . . . . . . . . . . . . . . . . . . . . . . . .           23,800            1,118,600
    Finova Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,300              593,475
    First Financial Caribbean Co.   . . . . . . . . . . . . . . . . . . . . . . . . .           28,000              525,000
*   Investors Financial Services Corp., Class A   . . . . . . . . . . . . . . . . . .              387                8,030
    Transamerica Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,200              597,575
    Travelers Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,400            1,471,275
    United Cos. Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000              158,250
    Value Line Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,900              573,650
                                                                                                               ------------
                                                                                                                  5,045,855
                                                                                                               ------------
    FLUID CONTROLS: 0.57%
*   Central Sprinkler Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,400            1,079,200
    Graco Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,300              588,650
*   IMO Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,500              257,812
    Parker-Hannifin Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,400              321,950
    Robbins & Myers Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,600              438,000
                                                                                                               ------------
                                                                                                                  2,685,612
                                                                                                               ------------
    FOOD AND BEVERAGES: 1.23%
*   Alpine Lace Brands Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,200               77,900
    Chiquita Brands International Inc.  . . . . . . . . . . . . . . . . . . . . . . .            9,600              132,000
*   Chock Full O' Nuts Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           40,735              213,859
    Coca Cola Enterprises Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,900              505,575
    Hudson Foods Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . .           57,150              985,837
    IBP Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35,000            1,767,500
    International Multifoods Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .           23,000              462,875
    Seaboard Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,600              430,200
*   Seneca Foods Corp., Class A   . . . . . . . . . . . . . . . . . . . . . . . . . .           26,100              482,850
*   Seneca Foods Corp., Class B   . . . . . . . . . . . . . . . . . . . . . . . . . .           34,800              678,600
                                                                                                               ------------
                                                                                                                  5,737,196
                                                                                                               ------------
    FOREST AND PAPER PRODUCTS: 4.89%
    Abitibi Price Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,200              234,900
    American Israeli Paper Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,100               89,775
    Boise Cascade Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,100              626,712
    Bowater Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,300              756,150
    Champion International Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .           59,100            2,482,200
    Chesapeake Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,400              367,350
    Consolidated Papers Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,500              308,688
*   Domtar Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           63,700              485,712
    Georgia-Pacific Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           31,600            2,168,550
    International Paper Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           62,200            2,355,825
    Macmillan Bloedel Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,400              817,225
    Mead Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,400            2,006,400
*   Mercer International Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,700            1,039,350
    Mosinee Paper Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,360              215,270
    Potlatch Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,300              332,000
    Rayonier Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,300              477,262
*   Repap Enterprises Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           42,300              187,706
    Union Camp Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           41,400            1,971,675
    Westvaco Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,700            1,018,425
    Weyerhaeuser Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           56,900            2,460,925
    Willamette Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,700            2,458,125
                                                                                                               ------------
                                                                                                                 22,860,225
                                                                                                               ------------
    HEALTHCARE FACILITIES AND PRODUCTS: 0.52%
    Community Psychiatric Centers Corp.   . . . . . . . . . . . . . . . . . . . . . .            4,000               49,000
    ICN Pharmaceuticals Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,900              132,825
*   Maxicare Health Plans Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,900              696,063
    Novo-Nordisk., A. S., ADR   . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,200               40,800
*   OrNda Healthcorp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           45,400            1,055,550
*   PCI Services Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,000              477,750
                                                                                                               ------------
                                                                                                                  2,451,988
                                                                                                               ------------
    HOME BUILDING AND LAND DEVELOPMENT: 0.81%
*   Champion Enterprises Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           34,400            1,062,100
    Continental Homes Holdings  . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,500              677,188
    M.D.C. Holdings Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           76,800              547,200
    Patten Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,361              110,965
*   Toll Brothers Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,600              335,800
*   U.S. Home Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,800              693,175
    U.S. Home Corp., Warrants   . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,529               82,819
    Webb (Del) Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,100              283,762
                                                                                                               ------------
                                                                                                                  3,793,009
                                                                                                               ------------
    HOTELS AND RESORTS: 0.04%
*   Prime Hospitality Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,200              182,000
                                                                                                               ------------
    HOUSEHOLD PRODUCTS: 0.24%
*   Chromcraft Revington Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,500              519,188
    Oneida Ltd.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,200              585,150
                                                                                                               ------------
                                                                                                                  1,104,338
                                                                                                               ------------
    INDUSTRIAL PRODUCTS, SERVICES AND MACHINERY: 2.64%
    A. P. Green Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .           13,400              261,300
    Acme-Cleveland Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,700              106,875
    Albany International Corp., Class A   . . . . . . . . . . . . . . . . . . . . . .            2,400               43,500
    American Filtrona Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,200              213,900
    Ampco-Pittsburgh Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           40,400              434,300
    Applied Power Inc., Class A   . . . . . . . . . . . . . . . . . . . . . . . . . .           16,000              480,000
    BMC Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          142,000            3,301,500
    Brady W.H. & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,100              488,700
    Furon Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,500              330,000
    Gleason Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,500              991,250
    Harnischfeger Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           14,100              468,825
    Katy Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,500              467,125
    Kennametal Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,100              130,175
    Kysor Industrial Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,500              739,625
    MacDermid Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,000            1,368,500
    Mine Safety Appliances Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .            5,300              254,400
    Regal Beloit Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,900              432,825
*   Rogers Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000              130,500
    Tecumseh Products Co., Class A  . . . . . . . . . . . . . . . . . . . . . . . . .           20,500            1,060,875
    Varlen Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,920              664,780
                                                                                                               ------------
                                                                                                                 12,368,955
                                                                                                               ------------
    INSURANCE: 4.16%
    Ace Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,500              337,875
    Aegon N.V. ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,589              377,916
    American Annuity Group  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           62,100              737,438
    American National Insurance Co.   . . . . . . . . . . . . . . . . . . . . . . . .           14,400              957,600
    American Re Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,900              241,163
*   CNA Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,800            2,133,800
    EXEL Ltd.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,600              768,600
    Independent Insurance Group   . . . . . . . . . . . . . . . . . . . . . . . . . .           24,400              664,900
*   ITT Hartford Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,800              715,950
    Midland Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,100               54,038
    NAC Re Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,100               75,600
    National Re Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,300              505,400
    Old Republic International Corp.  . . . . . . . . . . . . . . . . . . . . . . . .           30,600            1,086,300
    Orion Capital Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,300              186,513
    PartnerRE Holdings Ltd.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,900              767,250
    Pioneer Financial Services Inc.   . . . . . . . . . . . . . . . . . . . . . . . .           41,900              775,150
    Poe & Brown Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000              248,750
    Protective Life Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           44,800            1,400,000
    PXRE Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,300              670,450
    Reliastar Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,883              127,933
    RLI Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,750              643,750
    Selective Insurance Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .           22,900              812,950
    St. Paul Companies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,600            2,425,250
    SunAmerica Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,150              434,625

                                                                                               Number                 Value
                                                                                            of Shares              (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    INSURANCE (CONTINUED)
    TIG Holdings Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,800         $    108,300
    Transatlantic Holdings Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .            6,400              469,600
    USF&G Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           62,300            1,051,312
    Washington National Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,700              571,838
    Western National Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,700               91,912
                                                                                                               ------------
                                                                                                                 19,442,163
                                                                                                               ------------
    INVESTMENT BANKING AND BROKERAGE: 1.23%
    Alex Brown Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,200            1,562,400
    Fahnestock Viner Holdings Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .           34,700              323,144
    Jefferies Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,000              850,500
    Lehman Brothers Holdings Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           24,200              514,250
    McDonald & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           31,400              565,200
    Quick & Reilly Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           66,874            1,370,917
*   Sherwood Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           56,000              483,000
    Waterhouse Investors Services Inc.  . . . . . . . . . . . . . . . . . . . . . . .            3,500               86,625
                                                                                                               ------------
                                                                                                                  5,756,036
                                                                                                               ------------
    INVESTMENT MANAGEMENT: 0.16%
*   Atalanta/Sosnoff Capital Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .            4,500               65,250
    Eaton Vance Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,500              155,375
*   White River Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,500              519,750
                                                                                                               ------------
                                                                                                                    740,375
                                                                                                               ------------
    LAWN CARE PRODUCTS:  0.18%
    Briggs & Stratton Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,600              286,275
    Toro Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,900              555,587
                                                                                                               ------------
                                                                                                                    841,862
                                                                                                               ------------
    MANUFACTURING: 1.01%
*   ACX Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,300              170,913
    Blount Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,250              216,563
    Core Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,600              252,350
    Global Industrial Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . .           46,600              879,575
    Olin Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,800              579,150
    Standex International Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .            7,600              248,900
    Synalloy Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,450              263,006
    Teledyne Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,700              427,937
    Transtechnology Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,900              336,150
    Tredegar Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,600              767,000
    Trinity Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,600              207,900
    TRINOVA Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,100              231,862
    Valmont Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,800              143,550
                                                                                                               ------------
                                                                                                                  4,724,856
                                                                                                               ------------
    MARINE TRANSPORTATION: 0.40%
    International Shipholding Corp.   . . . . . . . . . . . . . . . . . . . . . . . .           30,250              627,688
    Oglebay Norton Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,000              409,750
    Stolt Nielsen S.A.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,500              851,812
                                                                                                               ------------
                                                                                                                  1,889,250
                                                                                                               ------------
    MEDICAL INSTRUMENTS AND SUPPLIES: 0.51%
    Allied Healthcare Products Co.  . . . . . . . . . . . . . . . . . . . . . . . . .           68,300            1,092,800
    Bindley Western Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . .           18,000              306,000
*   Bio-Radiology Labs Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,500              318,750
    Foxmeyer Health Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,700               98,975
    Kinetic Concepts Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           44,100              529,200
*   North American Biologicals Inc.   . . . . . . . . . . . . . . . . . . . . . . . .            4,400               47,300
                                                                                                               ------------
                                                                                                                  2,393,025
                                                                                                               ------------
    METAL FABRICATION: 1.01%
    Amcast Industrial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,000              273,750
    Brenco Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,400              280,850
    Commercial Metals Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,933              443,842
*   Intermet Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           39,800              417,900
    Kaydon Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              700               21,262
*   Mueller Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,600              778,050
    Penn Engineering & Manufacturing Corp.  . . . . . . . . . . . . . . . . . . . . .              700               67,900
    Pitt-Des Moines Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,300              592,875
    Precision Castparts Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,950              554,513
    SPS Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,500              827,313
    Timken Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,500              478,125
                                                                                                               ------------
                                                                                                                  4,736,380
                                                                                                               ------------
    METALS AND MINING: 2.71%
    Alcan Aluminum Ltd.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           66,600            2,072,925
*   Alumax Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,200              710,500
    Aluminum Company of America   . . . . . . . . . . . . . . . . . . . . . . . . . .           33,900            1,792,463
    ASARCO Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,000              576,000
    Brush Wellman Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,900              222,525
    Cyprus Amax Minerals Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           75,200            1,964,600
*   First Mississippi Gold Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .               19                  423
*   Magma Copper Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,600            1,048,100
*   MAXXAM Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,400               84,600
    Phelps Dodge Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,000            2,365,500
    Reynolds Metals Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           32,100            1,817,662
                                                                                                               ------------
                                                                                                                 12,655,298
                                                                                                               ------------
    OFFICE AUTOMATION AND EQUIPMENT: 0.25%
    Kimball International Inc., Class B   . . . . . . . . . . . . . . . . . . . . . .            7,600              191,900
    Nam Tai Electronics Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           39,300              461,775
*   Network Equipment Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . .            6,300              172,463
*   Proteon Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           53,900              357,088
                                                                                                               ------------
                                                                                                                  1,183,226
                                                                                                               ------------
    OIL AND GAS: 3.27%
*   American Exploration Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,000              135,000
    Atwood Oceanics Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           52,100            1,315,525
    British Petroleum Plc., ADR   . . . . . . . . . . . . . . . . . . . . . . . . . .           17,872            1,825,178
    Coastal Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           68,900            2,566,525
*   Crystal Oil Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,000              331,375
    Diamond Shamrock Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,400              217,350
    Digicon Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           48,955              391,640
    Fina Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,200              363,600
    Getty Petroleum Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,400              180,900
*   Lufkin Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,400              348,425
    Lyondell Petrochemical Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,900              134,962
    Mobil Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,700            1,198,400
    Occidental Petroleum Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           74,800            1,598,850
*   Plains Research Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,000              450,000
*   Pride Petroleum Services Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           81,000              860,625
    Repsol S.A., ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           46,100            1,515,537
*   RPC Energy Services Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           59,760              545,310
*   Smith International Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,100              237,350
*   Tesoro Petroleum Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,300              235,462
*   Tuboscope Vetco International Co.   . . . . . . . . . . . . . . . . . . . . . . .           63,000              358,313
    Williams Companies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,699              469,419
                                                                                                               ------------
                                                                                                                 15,279,746
                                                                                                               ------------
    PERSONAL CARE PRODUCTS: 0.25%
*   Jean Philippe Fragrances Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .           18,300              148,688
    Kimberly Clark Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,480            1,032,720
                                                                                                               ------------
                                                                                                                  1,181,408
                                                                                                               ------------
    POLLUTION CONTROL EQUIPMENT: 0.20%
    BHA Group Inc.,Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,700              287,525
*   Gundle/SLT Environmental Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .           77,500              431,094
    Met Pro Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,580              213,232
                                                                                                               ------------
                                                                                                                    931,851
                                                                                                               ------------
    PRECISION INSTRUMENTS: 0.60%
*   Coherent Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,000            1,174,500
    Fluke Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,900              109,475
*   Galileo Electro-Optics Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .           44,800              464,800
*   Genrad Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,400              359,975
    Newport Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,900               39,812
    Technitrol Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,200              641,550
                                                                                                               ------------
                                                                                                                  2,790,112
                                                                                                               ------------
    PRINTING AND FORMS: 0.64%
    American Business Products Inc.   . . . . . . . . . . . . . . . . . . . . . . . .            6,375              181,688
*   Devon Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,400            1,086,938


ZWEIG APPRECIATION FUND

Statement of Net Assets as of December 31, 1995
              (Continued)

                                                                                               Number                 Value
                                                                                            of Shares              (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    PRINTING AND FORMS (CONTINUED)
    Graphic Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           99,600         $  1,220,100
    Quebecor Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,300              507,825
                                                                                                               ------------
                                                                                                                  2,996,551
                                                                                                               ------------
    PUBLISHING: 0.12%
    Plenum Publishing Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,600              569,400
                                                                                                               ------------
    RAILROADS: 0.82%
    Burlington Northern Santa Fe Corp.  . . . . . . . . . . . . . . . . . . . . . . .           13,010            1,014,780
    Conrail Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,600            2,002,000
    CSX Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,600              803,000
                                                                                                               ------------
                                                                                                                  3,819,780
                                                                                                               ------------
    REAL ESTATE INVESTMENT TRUSTS: 0.65%
    Centerpoint Properties Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .           22,600              522,625
    CV REIT Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,100              417,375
    CWM Mortgage Holdings Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           42,600              724,200
    HRE Properties Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,300              215,975
    Health & Retirement Properties Trust  . . . . . . . . . . . . . . . . . . . . . .            1,500               24,375
    Property Capital Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           76,100              656,363
    Public Storage Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,300              461,700
                                                                                                               ------------
                                                                                                                  3,022,613
                                                                                                               ------------
    RECREATIONAL PRODUCTS: 0.23%
    Coachmen Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,400              617,700
*   First Team Sports Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,100              215,025
    Outboard Marine Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,300              230,237
                                                                                                               ------------
                                                                                                                  1,062,962
                                                                                                               ------------
    RENTAL AND LEASING: 1.44%
    Aaron Rentals Inc., Class B   . . . . . . . . . . . . . . . . . . . . . . . . . .           18,000              324,000
*   Central Trans Rental Group, ADS   . . . . . . . . . . . . . . . . . . . . . . . .          270,800              169,250
    Comdisco Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           74,850            1,693,481
*   Electro Rent Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          102,075            2,220,131
    GATX Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,400              457,075
    PHH Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,700              500,225
    PS Group Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,775              266,331
    Rollins Truck Leasing Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .           14,625              162,703
    Ryder Systems Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,600              955,350
                                                                                                               ------------
                                                                                                                  6,748,546
                                                                                                               ------------
    RESTAURANTS: 0.07%
*   Quantum Restaurant Group  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,900              336,375
                                                                                                               ------------
    RETAIL TRADE: 1.09%
*   Autozone Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,000              808,500
    Claire's Stores Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,900              192,113
*   CompUSA Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,900              401,512
*   Fabri-Centers America Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,800              355,100
*   Gottschalks Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,200               53,550
    Great Atlantic & Pacific Tea Co.  . . . . . . . . . . . . . . . . . . . . . . . .           18,200              418,600
*   Intertan Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000               29,000
*   Kroger Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,800              292,500
    Pier 1 Imports Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,710              121,826
    Regis Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,600              374,400
*   Rex Stores Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,500               62,125
    Riser Foods Inc., Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,700              607,912
    Ross Stores Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,700              453,263
*   Safeway Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,000              566,500
    Schultz Sav-O Stores Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,900              219,775
    Shopko Stores Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,300              160,875
                                                                                                               ------------
                                                                                                                  5,117,551
                                                                                                               ------------
    SAVINGS & LOAN ASSOCIATIONS: 1.58%
    Astoria Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,700              716,313
    California Federal Bank Corp.   . . . . . . . . . . . . . . . . . . . . . . . . .           13,200              207,900
    Charter One Financial Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,900              517,563
    Commercial Federal Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,100              268,025
*   Dime Bancorp Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          100,900            1,172,962
    Firstfed Financial Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,100              354,538
*   Glendale Federal Bank Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .           10,900              190,750
    Greenpoint Financial Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,600              470,800
    Long Island Bancorp Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,400              511,675
    Standard Federal Bank Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .           36,100            1,421,438
    TCF Financial Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,800              887,750
    Westcorp Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,500              675,250
                                                                                                               ------------
                                                                                                                  7,394,964
                                                                                                               ------------
    SHOES: 0.17%
    Weyco Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              800               31,400
    Wolverine Worldwide Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,700              746,550
                                                                                                               ------------
                                                                                                                    777,950
                                                                                                               ------------
    STEEL: 2.16%
*   AK Steel Holdings Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,700              880,225
    British Steel Plc, ADS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,900            1,278,688
    Carpenter Technology Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,300              711,463
    Chaparral Steel Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,400              559,450
    Cleveland Cliffs Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,400              631,400
    Lone Star Technologies Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .           35,400              389,400
*   LTV Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           57,700              793,375
*   National Steel Corp., Class B   . . . . . . . . . . . . . . . . . . . . . . . . .           25,000              321,875
    Quanex Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,000              251,875
    Roanoke Electric Steel Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . .           69,000            1,147,125
*   Steel of West Virginia Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . .           69,200              640,100
    Texas Industries Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           22,700            1,203,100
*   Tubos De Acero de Mexico, ADR   . . . . . . . . . . . . . . . . . . . . . . . . .           87,800              614,600
*   WHX Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           61,800              672,075
                                                                                                               ------------
                                                                                                                 10,094,751
                                                                                                               ------------
    TELECOMMUNICATIONS: 0.67%
*   Interdigital Communications Corp.   . . . . . . . . . . . . . . . . . . . . . . .           11,300               83,337
*   Norstan Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,000              404,000
    Telefonica de Espana, S.A. ADS  . . . . . . . . . . . . . . . . . . . . . . . . .           42,800            1,792,250
*   VTEL Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           45,600              843,600
                                                                                                               ------------
                                                                                                                  3,123,187
                                                                                                               ------------
    TEXTILES: 0.21%
    Guilford Mills Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,700              442,137
    Springs Industries Inc., Class A  . . . . . . . . . . . . . . . . . . . . . . . .            4,800              198,600
*   Westpoint Stevens Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,300              347,081
                                                                                                               ------------
                                                                                                                    987,818
                                                                                                               ------------
    TOBACCO: 0.19%
*   Culbro Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,500              908,812
                                                                                                               ------------
    TRUCKING: 0.25%
*   Builders Transport Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,000              137,250
*   FRP Properties Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           34,100              699,050
*   Matlack Systems Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,050              315,437
                                                                                                               ------------
                                                                                                                  1,151,737
                                                                                                               ------------
    UTILITIES: 6.79%
    American Water Works Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,000              466,500
    Baltimore Gas & Electric Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .           39,100            1,114,350
    Boston Edison Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,300              421,850
    Centerior Energy Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,500              244,063
    Central Vermont Public Services Corp.   . . . . . . . . . . . . . . . . . . . . .           23,500              314,313
    CILCORP Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000              127,125
    CMS Energy Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,300              576,587
*   Columbia Gas Systems Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,700            1,654,088
    Consolidated Edison Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           22,300              713,600
    DQE Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,400              319,800
    Duke Power Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,600            1,402,300
    Eastern Enterprises Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,400               84,600
    Empresa Nacionale de Electricidad, ADR  . . . . . . . . . . . . . . . . . . . . .           10,600              606,850
    Entergy Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           59,000            1,725,750
    Florida Progress Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35,700            1,262,887
    FPL Group Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           20,200              936,775
    General Public Utilities Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           21,700              737,800
    Illinova Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,500              585,000
    Interstate Power Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           22,900              761,425
    New York State Electric & Gas Co.   . . . . . . . . . . . . . . . . . . . . . . .           16,100              416,587
    NIPSCO Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,300              585,225
    Northeast Utilities Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . .           92,700            2,259,562

                                                                                               Number                 Value
                                                                                            of Shares              (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    UTILITIES (CONTINUED)
    Ohio Edison Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           45,600         $  1,071,600
    Pacific Enterprises Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,600              271,200
    Pacific Gas & Electric Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . .           86,600            2,457,275
    Pinnacle West Capital Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . .           23,800              684,250
    Portland General Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           50,300            1,464,988
*   Public Service Co. of New Mexico  . . . . . . . . . . . . . . . . . . . . . . . .           32,300              569,288
    Rochester Gas & Electric Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .           15,200              343,900
    SCE Corp.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          154,000            2,733,500
    Sierra Pacific Resources Inc.   . . . . . . . . . . . . . . . . . . . . . . . . .           12,600              294,525
    Southern Union Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,925              755,606
    ST. Joseph Light & Power Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .            1,300               46,150
    TNP Enterprises Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           36,400              682,500
    Unicom Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           83,900            2,747,725
    United Illumination Co.   . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,300               85,962
    Westcoast Energy Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,300              238,387
                                                                                                               ------------
                                                                                                                 31,763,893
                                                                                                               ------------
    WHOLESALE DISTRIBUTORS: 0.50%
    Bearings Inc.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,900              143,325
    Castle A. M. & Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           37,500            1,054,688
    Hughes Supply Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,100              426,575
    Noland Co.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           32,400              583,200
*   Rexel Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,000              108,000
                                                                                                               ------------
                                                                                                                  2,315,788
                                                                                                               ------------
    TOTAL COMMON STOCKS
      (Cost $312,356,440)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           401,232,376
                                                                                                               ------------

                                                                                             Principal
                                                                                                Amount
                                                                                            ----------
    SHORT-TERM OBLIGATIONS: 0.63%
    UNITED STATES TREASURY BILLS: 0.63%
    4.93%, 3/14/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  1,000,000(a)              990,199
    5.21%, 3/14/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,000,000(a)            1,980,398
                                                                                                               ------------
    TOTAL SHORT-TERM OBLIGATIONS
     (Cost $2,968,874)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             2,970,597
                                                                                                               ------------
    REPURCHASE AGREEMENTS: 13.71%
    With Morgan Stanley & Co., Inc. (dated
      12/29/95), 5.95%, due 1/2/96 (Repurchase
      proceeds $29,132,247); collateralized by:
      $27,527,000 of various United States
      Government Agency Obligations,
      8.00%-9.00%, 1/15/97-12/1/2025
      (Market value $29,968,959)  . . . . . . . . . . . . . . . . . . . . . . . . . .       29,113,000           29,113,000
                                                                                              Principal
                                                                                                 Amount
                                                                                              or Number              Value
                                                                                           of Contracts           (Note 2)
----------------------------------------------------------------------------------------------------------------------------
    With Prudential Securities Inc. (dated 12/29/95),
      5.95%, due 1/2/96 (Repurchase proceeds
      $35,023,139); collateralized by: $35,225,133 of
      various United States Government Agency
      Obligations, 6.125%-7.50%,
      2/15/2001-12/20/2025 (Market value
      $35,700,616)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $35,000,000         $ 35,000,000
                                                                                                               ------------
    TOTAL REPURCHASE AGREEMENTS
      (Cost $64,113,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            64,113,000
                                                                                                               ------------
    NET UNREALIZED APPRECIATION ON
      FUTURES CONTRACTS: 0.08%
    Standard & Poor's 500 March 1996
      Short futures   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (24)              76,425
    Mid-Cap 400 March 1996 Short futures  . . . . . . . . . . . . . . . . . . . . . .             (168)             300,775
                                                                                                               ------------
    Total Appreciation on Futures Contracts (b)   . . . . . . . . . . . . . . . . . .                               377,200
                                                                                                               ------------
    TOTAL INVESTMENTS
      (Cost $379,438,314)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           100.19%         468,693,173
    Other Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.28            1,290,481
                                                                                              --------         ------------
    Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           100.47%         469,983,654
    Total Liabilities (Note 7)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (0.47)          (2,189,740)
                                                                                              --------         ------------
    NET ASSETS (NOTE 9)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           100.00%        $467,793,914
                                                                                              ========         ============
    CLASS A SHARES
    Net asset value (NAV) and redemption price per share
      ($272,589,698/17,130,664 shares)  . . . . . . . . . . . . . . . . . . . . . . .                                $15.91
                                                                                                                     ======
    Maximum public offering price per share- NAV/(1-maximum
      sales charge) ($15.91/.945)   . . . . . . . . . . . . . . . . . . . . . . . . .                                $16.84
                                                                                                                     ======
    CLASS C SHARES
    Net asset value and offering price per share
      ($195,204,216/12,329,786 shares)  . . . . . . . . . . . . . . . . . . . . . . .                                $15.83
                                                                                                                     ======
    Redemption price per share  . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  **
                                                                                                                     ======

*  Non-income producing security.
** Varies by length of time shares are held. ( Note 3b)
(a) Pledged as collateral for futures transactions.
(b) The market value of the short futures was $25,737,600 (representing 5.50% of the Fund's net assets) with a cost of $26,114,800.

For Federal income tax purposes, the tax basis of investments owned at December 31, 1995 was $379,517,980 and unrealized appreciation on investments consisted of:

Gross unrealized appreciation   . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $95,626,837
Gross unrealized depreciation   . . . . . . . . . . . . . . . . . . . . . . . . . . .                            (6,451,644)
                                                                                                                -----------
Net unrealized appreciation   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $89,175,193
                                                                                                                ===========

                       See notes to financial statements.

                              ZWEIG MANAGED ASSETS

                Statement of Net Assets as of December 31, 1995


                                                       Number            Value
                                                    of Shares         (Note 2)
------------------------------------------------------------------------------
   COMMON STOCKS: 44.16%
   UNITED STATES: 20.10%
   AEROSPACE: 0.27%
   Textron Inc.   . . . . . . . . . . . .              8,900     $    600,750
   United Technologies Corp.  . . . . . .             12,800        1,214,400
                                                                 ------------
                                                                    1,815,150
                                                                 ------------
   AIRLINES: 0.05%
   Delta Air Lines Inc. . . . . . . . . .              4,100          302,887
                                                                 ------------
   AUTOMOBILES: 0.62%
   Ford Motor Co.   . . . . . . . . . . .             62,900        1,824,100
   General Motors Corp.   . . . . . . . .             43,900        2,321,212
                                                                 ------------
                                                                    4,145,312
                                                                 ------------
   BANKS: 0.94%
   BankAmerica Corp.  . . . . . . . . . .             47,600        3,082,100
   Bankers Life Holding Corp.   . . . . .              6,800          137,700
   Bankers Trust NY Corp.   . . . . . . .             10,100          671,650
   Mellon Bank Corp.  . . . . . . . . . .             18,200          978,250
   PNC Bank Corp.   . . . . . . . . . . .             29,500          951,375
   US Bancorp.  . . . . . . . . . . . . .             12,700          427,037
                                                                 ------------
                                                                    6,248,112
                                                                 ------------
   BIOTECHNOLOGY: 0.04%
*  Chiron Corp.   . . . . . . . . . . . .              2,100          232,050
                                                                 ------------
   BROADCASTING: 0.38%
*  Viacom Inc., Class B . . . . . . . . .             53,300        2,525,087
                                                                 ------------
   BUILDING MATERIALS & PRODUCTS: 0.42%
*  Applied Materials Inc. . . . . . . . .             30,100        1,185,187
   Ingersoll-Rand Inc.  . . . . . . . . .             12,500          439,063
   Johnson Controls Inc.  . . . . . . . .              7,600          522,500
   USG Corp.  . . . . . . . . . . . . . .             22,000          660,000
                                                                 ------------
                                                                    2,806,750
                                                                 ------------
   CASINO OPERATORS: 0.01%
   Harrah's Entertainment Inc.  . . . . .              2,100           50,925
                                                                 ------------
   CHEMICALS: 0.45%
   Albemarle Corp.  . . . . . . . . . . .              1,400           27,125
   Ethyl Corp.  . . . . . . . . . . . . .              2,500           31,250
   IMC Global Corp. . . . . . . . . . . .             10,200          416,925
   Olin Corp. . . . . . . . . . . . . . .              3,900          289,575
   PPG Industries Inc.  . . . . . . . . .             31,800        1,454,850
   Rohm & Haas Inc. . . . . . . . . . . .             10,900          701,687
   Union Carbide Corp.  . . . . . . . . .              2,900          108,750
                                                                 ------------
                                                                    3,030,162
                                                                 ------------
   COMPUTERS & SOFTWARE: 0.54%
*  Dell Computer Corp.  . . . . . . . . .              3,500          121,187
*  Oracle Systems Corp. . . . . . . . . .             70,700        2,995,912
*  Sybase Inc.  . . . . . . . . . . . . .             11,600          417,600
*  Tandem Computers Inc.  . . . . . . . .              3,100           32,937
*  Unisys Corp. . . . . . . . . . . . . .              4,500           25,312
                                                                 ------------
                                                                    3,592,948
                                                                 ------------
   CONGLOMERATES: 0.98%
   Tenneco Inc. . . . . . . . . . . . . .             37,300        1,851,012
   Westinghouse Electric Corp.  . . . . .            285,100        4,704,150
                                                                 ------------
                                                                    6,555,162
                                                                 ------------
   CONSTRUCTION EQUIPMENT: 0.09%
   Stewart & Stevenson Inc. . . . . . . .             22,700          573,175
                                                                 ------------
   CONTAINERS: 0.09%
   Stone Container Corp.  . . . . . . . .             14,700          211,312
   Temple-Inland Inc.   . . . . . . . . .              9,100          401,538
                                                                 ------------
                                                                      612,850
                                                                 ------------
   ELECTRICAL EQUIPMENT: 0.50%
*  American Power Conversion Corp.  . . .             34,400          326,800
   Exide Corp.  . . . . . . . . . . . . .              7,400          339,475
   Whirlpool Corp.  . . . . . . . . . . .             50,800        2,705,100
                                                                 ------------
                                                                    3,371,375
                                                                 ------------
   ELECTRONICS: 0.58%
   Intel Corp.  . . . . . . . . . . . . .             21,800        1,237,150
   Micron Technology Corp.  . . . . . . .              5,500          217,937
   Motorola Inc.  . . . . . . . . . . . .             15,600          889,200
   Teledyne Inc.  . . . . . . . . . . . .              9,000          230,625
   Teledyne Inc., Pfd.  . . . . . . . . .                134            1,926
   Tyco International Ltd.  . . . . . . .             26,300          936,938
*  Western Digital Corp.  . . . . . . . .              1,300           23,237
   Xilinx Inc.  . . . . . . . . . . . . .             11,600          353,800
                                                                 ------------
                                                                    3,890,813
                                                                 ------------
   ENGINEERING: 0.05%
   Cincinnati Milacron Corp.  . . . . . .              6,400          168,000
   Harnischfeger Industries Inc.  . . . .              5,600          186,200
                                                                 ------------
                                                                      354,200
                                                                 ------------
   FINANCE: 0.07%
   Countrywide Credit Corp. . . . . . . .             21,300          463,275
                                                                 ------------
   FOOD & BEVERAGES: 0.93%
   Brown-Forman Corp., Class A  . . . . .                700           26,162
   Brown-Forman Corp., Class B  . . . . .              1,000           36,500
   ConAgra Inc.   . . . . . . . . . . . .             25,700        1,060,125
   Lancaster Colony Inc.  . . . . . . . .              2,800          104,300
   Pepsico Inc. . . . . . . . . . . . . .             85,000        4,749,375
   Tyson Foods Inc., Class A  . . . . . .              8,200          214,225
                                                                 ------------
                                                                    6,190,687
                                                                 ------------
   FOREST & PAPER PRODUCTS: 0.29%
   Weyerhaeuser Co.   . . . . . . . . . .             33,300        1,440,225
   Willamette Industries Inc.   . . . . .              8,900          500,625
                                                                 ------------
                                                                    1,940,850
                                                                 ------------
   HOSPITAL & HEALTHCARE: 1.43%
*  Foundation Health Corp.  . . . . . . .             16,100          692,300
*  Health Systems International Inc.  . .             23,600          758,150
   Oxford Health Plans Inc.   . . . . . .             33,900        2,504,362
   Pfizer Inc.  . . . . . . . . . . . . .             31,700        1,997,100
*  United Health Corp.  . . . . . . . . .             49,400        3,235,700
*  Value Health Inc.  . . . . . . . . . .             15,100          415,250
                                                                 ------------
                                                                    9,602,862
                                                                 ------------
   HOUSEHOLD PRODUCTS: 0.52%
   Black & Decker Corp.   . . . . . . . .             16,000          564,000
   Colgate Palmolive Corp.  . . . . . . .              5,400          379,350
   Newell Co. . . . . . . . . . . . . . .             15,000          388,125
   Procter & Gamble Co. . . . . . . . . .             25,700        2,133,100
                                                                 ------------
                                                                    3,464,575
                                                                 ------------
   INSURANCE: 0.66%
   American Re Corp.  . . . . . . . . . .              1,500           61,312
   Cigna Corp.  . . . . . . . . . . . . .             28,800        2,973,600
   Conseco Inc. . . . . . . . . . . . . .              7,700          482,213
   Marsh & McLennan Co. . . . . . . . . .              2,400          213,000
   Old Republic International Inc.  . . .             19,700          699,350
                                                                 ------------
                                                                    4,429,475
                                                                 ------------
   INVESTMENT BANKING & BROKERAGE: 0.41%
   JP Morgan & Co.  . . . . . . . . . . .             24,200        1,942,050
   Salomon Brothers Inc.  . . . . . . . .             22,300          791,650
                                                                 ------------
                                                                    2,733,700
                                                                 ------------
   LEISURE & ENTERTAINMENT: 0.03%
   Fleetwood Enterprises Inc. . . . . . .              2,700           69,525
   Time Warner Corp.  . . . . . . . . . .              3,200          121,200
                                                                 ------------
                                                                      190,725
                                                                 ------------
   METALS & MINING: 0.27%
   Freeport McMoran Copper &
     Gold Corp., Class A  . . . . . . . .                400           11,200
   Reynolds Metals Inc. . . . . . . . . .              7,000          396,375

                                                       Number            Value
                                                    of Shares         (Note 2)
------------------------------------------------------------------------------
   METALS & MININGS (CONTINUED)
   Santa Fe Pacific Gold Corp.  . . . . .             67,900     $    823,288
   Worthington Corp.  . . . . . . . . . .             28,900          601,485
                                                                 ------------
                                                                    1,832,348
                                                                 ------------
   NATURAL GAS: 0.07%
   Equitable Resources Inc. . . . . . . .              2,500           78,125
   Sonat Inc. . . . . . . . . . . . . . .             11,400          406,125
                                                                 ------------
                                                                      484,250
                                                                 ------------
   OFFICE AUTOMATION & EQUIPMENT: 0.07%
   Xerox Corp.  . . . . . . . . . . . . .              3,600          493,200
                                                                 ------------
   OIL & GAS: 2.56%
   Enron Corp.  . . . . . . . . . . . . .             33,300        1,269,563
   Exxon Corp.  . . . . . . . . . . . . .             25,000        2,003,125
   Mobil Corp.  . . . . . . . . . . . . .             20,000        2,240,000
   Phillips Petroleum Corp.   . . . . . .             43,300        1,477,613
   Sun Co. Inc. . . . . . . . . . . . . .             41,100        1,125,113
   Texaco Inc.  . . . . . . . . . . . . .             93,400        7,331,900
   Tosco Corp.  . . . . . . . . . . . . .             20,200          770,125
   USX-Marathon Group . . . . . . . . . .             47,400          924,300
                                                                 ------------
                                                                   17,141,739
                                                                 ------------
   PHARMACEUTICALS: 0.79%
   Ivax Corp. . . . . . . . . . . . . . .              5,900          168,150
   Merck & Co.  . . . . . . . . . . . . .             61,700        4,056,775
   Schering-Plough Inc.   . . . . . . . .             18,400        1,007,400
   Witco Corp.  . . . . . . . . . . . . .              2,800           81,900
                                                                 ------------
                                                                    5,314,225
                                                                 ------------
   PHOTOGRAPHIC PRODUCTS: 0.06%
   Polaroid Corp. . . . . . . . . . . . .              8,400          397,950
                                                                 ------------
   PUBLISHING: 0.12%
   New York Times Inc., Class A   . . . .             26,400          782,100
                                                                 ------------
   RAILROADS: 0.46%
   Burlington Northern Santa Fe Corp.   .             18,200        1,419,600
   Conrail Inc. . . . . . . . . . . . . .             14,100          987,000
*  Southern Pacific Rail Inc. . . . . . .             28,500          684,000
                                                                 ------------
                                                                    3,090,600
                                                                 ------------
   RESTAURANTS: 0.27%
   Host Marriott Corp.  . . . . . . . . .             65,500          867,875
   Morrison Restaurants Inc.  . . . . . .                700            9,800
   Wendy's International Inc. . . . . . .             42,500          903,125
                                                                 ------------
                                                                    1,780,800
                                                                 ------------
   RETAIL TRADE: 0.94%
   Kmart Corp.  . . . . . . . . . . . . .             32,800          237,800
*  Meyer (Fred) Inc.  . . . . . . . . . .             11,000          247,500
   Nike Inc., Class B . . . . . . . . . .             13,900          967,787
   Sears, Roebuck and Co. . . . . . . . .             27,100        1,056,900
   Wal-Mart Stores Co.  . . . . . . . . .            163,700        3,662,788
   Woolworth Corp.  . . . . . . . . . . .              9,500          123,500
                                                                 ------------
                                                                    6,296,275
                                                                 ------------
   SAVINGS & LOAN ASSOCIATIONS: 0.21%
   Great Western Financial Corp.  . . . .             28,600          729,300
   H.F. Ahmanson Corp.  . . . . . . . . .             24,600          651,900
                                                                 ------------
                                                                    1,381,200
                                                                 ------------
   TELECOMMUNICATIONS: 1.55%
   American Telephone & Telegraph Co. . .             71,000        4,597,250
   Bay Networks Inc.  . . . . . . . . . .             17,500          719,687
   MCI Communications Corp.   . . . . . .             36,700          958,788
   SBC Communications Inc.  . . . . . . .             33,000        1,897,500
*  Tele-Communications Corp., Class A . .            106,400        2,114,700
*  Vanguard Cellular Systems Inc. . . . .              2,200           44,550
                                                                 ------------
                                                                   10,332,475
                                                                 ------------
   TEXTILES: 0.15%
   Shaw Industries Inc.   . . . . . . . .             66,000          973,500
                                                                 ------------
   TOBACCO: 0.43%
   Philip Morris Companies  . . . . . . .             19,800        1,791,900
   RJR Nabisco Holdings Corp. . . . . . .             29,400          907,725
   UST Inc. . . . . . . . . . . . . . . .              4,600          153,525
                                                                 ------------
                                                                    2,853,150
                                                                 ------------
   TRANSPORTATION: 0.01%
   Alexander & Baldwin Inc. . . . . . . .              1,500           34,500
   Tidewater Inc.   . . . . . . . . . . .              1,800           56,700
                                                                 ------------
                                                                       91,200
                                                                 ------------
   UTILITIES: 1.79%
   Centerior Energy Corp. . . . . . . . .             65,500          581,313
   CMS Energy Corp. . . . . . . . . . . .             40,300        1,203,962
   Northeast Utilities Corp.  . . . . . .             59,900        1,460,063
   Public Service Co. of Colorado . . . .             28,000          990,500
   SCE Corp.  . . . . . . . . . . . . . .            167,400        2,971,350
   Texas Utilities Corp.  . . . . . . . .             99,900        4,108,388
   Utilicorp  . . . . . . . . . . . . . .             20,200          593,375
   Valero Energy Corp.  . . . . . . . . .              3,200           78,400
                                                                 ------------
                                                                   11,987,351
                                                                 ------------
   TOTAL UNITED STATES (Cost
     $125,900,608)  . . . . . . . . . . .                         134,355,470
                                                                 ------------
   FOREIGN STOCKS: 24.06%

                        AUSTRALIA: 3.46%
   BANKS: 0.52%
   National Australia Bank  . . . . . . .            255,851        2,302,838
   Westpac Banking Corp.. . . . . . . . .            263,304        1,167,332
                                                                 ------------
                                                                    3,470,170
                                                                 ------------
   BUILDING MATERIALS & PRODUCTS: 0.10%
   Boral Ltd., Co.  . . . . . . . . . . .            257,639          651,595
                                                                 ------------
   CHEMICALS: 0.07%
   ICI Australia Inc.   . . . . . . . . .             61,593          471,913
                                                                 ------------
   CONGLOMERATES: 0.45%
   CRA Ltd.   . . . . . . . . . . . . . .            121,284        1,780,922
   CSR Ltd.   . . . . . . . . . . . . . .            192,911          628,523
   Pacific Dunlop Ltd., Co. . . . . . . .            251,149          588,467
                                                                 ------------
                                                                    2,997,912
                                                                 ------------

   FOOD & BEVERAGES: 0.21%
   Fosters Brewing Group  . . . . . . . .            398,412          654,950
   Goodman Fielder Ltd. . . . . . . . . .            397,939          399,610
   SouthCorp Holdings . . . . . . . . . .            140,839          327,915
                                                                 ------------
                                                                    1,382,475
                                                                 ------------


   FOREST AND PAPER PRODUCTS: 0.12%
   Amcor Ltd., Co.  . . . . . . . . . . .            117,223          828,380
                                                                 ------------

   METALS AND MINING: 0.40%
   Australia National Industries Ltd. . .            128,921           95,891
   Mim Holdings Ltd., Corp. . . . . . . .            326,203          451,302
   Newcrest Mining Ltd.   . . . . . . . .             12,109           50,981
   Western Mining Corp. . . . . . . . . .            324,923        2,088,280
                                                                 ------------
                                                                    2,686,454
                                                                 ------------


   NEWSPAPERS & PUBLISHING: 0.43%
*  News Corp., Ltd.   . . . . . . . . . .            380,281        2,031,043
   News Corp., Ltd., Pfd. . . . . . . . .            185,207          866,565
                                                                 ------------
                                                                    2,897,608
                                                                 ------------


   OIL AND GAS: 0.83%
*  Ampolex Ltd., Inc. . . . . . . . . . .            104,005          227,449
   Broken Hill Properties Ltd., Inc.  . .            350,074        4,947,736
   Santos Ltd., Inc.  . . . . . . . . . .            128,421          375,413
                                                                 ------------
                                                                    5,550,598
                                                                 ------------


   REAL ESTATE: 0.21%
   Lend Lease Corp. . . . . . . . . . . .             60,116          872,007
   Westfield Trust  . . . . . . . . . . .            291,130          524,063
                                                                 ------------
                                                                    1,396,070
                                                                 ------------

                              ZWEIG MANAGED ASSETS

                Statement of Net Assets as of December 31, 1995
                                  (Continued)

                                                      Number            Value
                                                   of Shares         (Note 2)
-----------------------------------------------------------------------------
   RETAIL TRADE: 0.12%
   Coles Myer Ltd., Co.   . . . . . . . .            261,246   $      814,252
                                                                 ------------
          TOTAL AUSTRALIA.  . . . . . . . . . . . .  . . . .       23,147,427
                                                                 ------------
                          CANADA: 1.93%

   BANKS: 0.39%
   Bank of Montreal . . . . . . . . . . .             29,000          659,167
   Royal Bank of Canada . . . . . . . . .             48,200        1,099,996
   Toronto Dominion Bank  . . . . . . . .             49,600          872,826
                                                                 ------------
                                                                    2,631,989
                                                                 ------------

   CONGLOMERATES: 0.22%
   Canadian Pacific Ltd.  . . . . . . . .             47,300          857,313
   Imasco Corp.   . . . . . . . . . . . .             30,407          590,820
                                                                 ------------
                                                                    1,448,133
                                                                 ------------

   FOOD & BEVERAGES: 0.15%
   Seagram Ltd., Co.  . . . . . . . . . .             29,800        1,031,825
                                                                 ------------

   METALS AND MINING: 0.42%
   Alcan Aluminum Corp.   . . . . . . . .             34,500        1,073,813
*  Inco Ltd.  . . . . . . . . . . . . . .             14,800          492,100
*  Placer Dome Inc.   . . . . . . . . . .             51,500        1,242,438
                                                                 ------------
                                                                    2,808,351
                                                                 ------------

   OIL AND GAS: 0.16%
   Imperial Oil Ltd.  . . . . . . . . . .              9,915          358,179
*  Renaissance Energy Inc.  . . . . . . .             28,500          710,491
                                                                 ------------
                                                                    1,068,670
                                                                 ------------

   RAILROADS: 0.09%
   Bombardier Inc., Class B . . . . . . .             43,900          579,392
                                                                 ------------

   TELECOMMUNICATIONS: 0.40%
   BCE Inc. . . . . . . . . . . . . . . .             30,200        1,041,900
   Moore Corp. Ltd. . . . . . . . . . . .             31,800          592,275
   Northern Telecom Inc.  . . . . . . . .             14,200          610,600
   Thomson Corp.  . . . . . . . . . . . .             31,200          434,653
                                                                 ------------
                                                                    2,679,428
                                                                 ------------

   UTILITIES: 0.10%
   Nova Corp. . . . . . . . . . . . . . .             80,300          642,400
                                                                 ------------
          TOTAL CANADA. . . . . . . . . . . . . . . . . . .        12,890,188
                                                                 ------------
                          FRANCE: 2.35%

   AUTOMOBILES: 0.11%
   Peugeot S.A. . . . . . . . . . . . . .              2,900          383,079
   Renault Ord. . . . . . . . . . . . . .             13,200          380,584
                                                                 ------------
                                                                      763,663
                                                                 ------------

   BANKS: 0.33%
   Banque National  . . . . . . . . . . .             10,900          492,356
   Cie Fin Paribas  . . . . . . . . . . .              7,400          406,287
   Compagnie De Suez  . . . . . . . . . .              9,300          384,142
   Credit Commercial De France  . . . . .              5,350          273,387
   Societe Generale . . . . . . . . . . .              5,250          649,490
                                                                 ------------
                                                                    2,205,622
                                                                 ------------

   BROADCASTING: 0.04%
   Canal Plus . . . . . . . . . . . . . .              1,500          281,573
                                                                 ------------

   BUILDING MATERIALS & PRODUCTS: 0.06%
   LaFarge Coppee . . . . . . . . . . . .              6,450          416,118
                                                                 ------------

   CHEMICALS: 0.16%
   Air Liquide Co.  . . . . . . . . . . .              3,950          655,051
   Rhone Poulenc S.A. . . . . . . . . . .             18,150          389,321
                                                                 ------------
                                                                    1,044,372
                                                                 ------------

   CONGLOMERATES: 0.15%
   AXA  . . . . . . . . . . . . . . . . .              8,600          580,323
   Lyonnais Des Eaux- Dumez . . . . . . .              4,050          390,476
                                                                 ------------
                                                                      970,799
                                                                 ------------

   CONSUMER PRODUCTS AND SERVICES: 0.51%
   Cie Generale Des Eaux  . . . . . . . .              6,700          669,811
   Groupe Danone Co.  . . . . . . . . . .              4,600          760,023
   Loreal Co.   . . . . . . . . . . . . .              3,300          884,655
   Pinault-Printemps  . . . . . . . . . .              1,650          329,637
*  Promodes . . . . . . . . . . . . . . .              1,400          329,504
   Sanofi SA  . . . . . . . . . . . . . .              6,450          414,008
                                                                 ------------
                                                                    3,387,638
                                                                 ------------

   ELECTRONICS: 0.23%
   Alcatel Alsthom  . . . . . . . . . . .              8,300          716,562
*  Legrand Inc. . . . . . . . . . . . . .              1,700          262,802
   Michelin Inc.  . . . . . . . . . . . .              6,800          271,561
*  Schneider SA . . . . . . . . . . . . .              7,700          263,574
                                                                 ------------
                                                                    1,514,499
                                                                 ------------

   FOOD AND BEVERAGES: 0.16%
   LVMH Moet Hennessy . . . . . . . . . .              5,100        1,063,721
                                                                 ------------

   INSURANCE: 0.06%
   Compagnie UAP  . . . . . . . . . . . .             15,150          396,224
                                                                 ------------

   OIL AND GAS: 0.16%
   Societe Nationale Elf Aquitaine  . . .             14,600        1,077,152
                                                                 ------------

   RETAIL TRADE: 0.21%
   Carrefour  . . . . . . . . . . . . . .              1,400          850,527
   Cie De St. Gobain  . . . . . . . . . .              5,000          554,149
                                                                 ------------
                                                                    1,404,676
                                                                 ------------

   TOURISM: 0.04%
*  Havas  . . . . . . . . . . . . . . . .              3,550          282,018
                                                                 ------------
   UTILITIES: 0.13%
   Total SA, Class B  . . . . . . . . . .             13,200          892,077
                                                                 ------------
         TOTAL FRANCE . . . . . . . . . . . . . . . . . . .        15,700,192
                                                                 ------------
                          GERMANY: 3.54%

   AUTOMOBILES: 0.52%
   Daimler-Benz AG  . . . . . . . . . . .              4,770        2,406,201
   Volkswagen AG  . . . . . . . . . . . .              3,097        1,037,760
                                                                 ------------
                                                                    3,443,961
                                                                 ------------

   BANKS: 0.69%
*  Bayerische Hypotheken-Und  . . . . . .             37,540          948,152
   Deutsche Bank AG . . . . . . . . . . .             48,980        2,326,011
   Dresdner Bank AG . . . . . . . . . . .             50,474        1,350,649
                                                                 ------------
                                                                    4,624,812
                                                                 ------------

   CHEMICALS: 0.63%
   Bayer AG . . . . . . . . . . . . . . .              7,345        1,942,379
   Hoechst AG . . . . . . . . . . . . . .              8,259        2,244,675
                                                                 ------------
                                                                    4,187,054
                                                                 ------------

   CONGLOMERATES: 0.16%
   Viag AG  . . . . . . . . . . . . . . .              2,667        1,071,438
                                                                 ------------
   CONSUMER PRODUCTS AND SERVICES: 0.06%
   Karstadt AG  . . . . . . . . . . . . .                989          404,230
                                                                 ------------
   ELECTRONICS: 0.33%
   Siemens AG . . . . . . . . . . . . . .              4,066        2,230,044
                                                                 ------------
   INSURANCE: 0.53%
   Allianz AG Holding . . . . . . . . . .              1,816        3,547,558
                                                                 ------------
   MACHINERY AND EQUIPMENT: 0.33%
   Mannesmann AG  . . . . . . . . . . . .              6,982        2,227,856
                                                                 ------------
   UTILITIES: 0.29%
   RWE AG . . . . . . . . . . . . . . . .              5,259        1,910,658
                                                                 ------------
         TOTAL GERMANY  . . . . . . . . . . . . . . . . . .        23,647,611
                                                                 ------------
                          HONG KONG: 1.05%

   AIRLINES: 0.03%
*  Cathay Pacific Airways, Ltd. . . . . .            116,000          177,028
                                                                 ------------
   BANKS: 0.28%
   Bank of East Asia  . . . . . . . . . .             45,000          161,505
   HSBC Holdings, Plc.  . . . . . . . . .            115,200        1,743,206
                                                                 ------------
                                                                    1,904,711
                                                                 ------------

                                                      Number            Value
                                                   of Shares         (Note 2)
-----------------------------------------------------------------------------
   CONGLOMERATES: 0.23%
*  Hutchison Whampoa Ltd. . . . . . . . .            129,000     $    785,816
*  South China Morning Post Holdings  . .            204,000          124,664
*  Swire Pacific Ltd., Class A  . . . . .             80,000          620,800
                                                                 ------------
                                                                    1,531,280
                                                                 ------------

   CONSUMER SERVICES: 0.02%
*  Hong Kong & Shanghi Hotel  . . . . . .             89,000          143,308
                                                                 ------------
   FOOD & BEVERAGES: 0.00%
   Dairy Farm International Holdings  . .              4,602            4,235
                                                                 ------------
   REAL ESTATE: 0.32%
*  Great Eagle Holdings . . . . . . . . .             33,000           85,358
   Hong Kong Land Holdings Ltd. . . . . .              6,333           11,716
*  Hopewell Holdings Ltd., Ord. . . . . .            216,000          124,308
   Hysan Development  . . . . . . . . . .             52,000          137,530
   New World Development  . . . . . . . .             89,000          387,906
   Sun Hung Kai Properties  . . . . . . .            135,000        1,104,340
*  Wharf Holdings . . . . . . . . . . . .             89,000          296,397
                                                                 ------------
                                                                    2,147,555
                                                                 ------------

   TELECOMMUNICATIONS: 0.10%
*  Hong Kong Telecommunications . . . . .            386,800          690,361
                                                                 ------------
   UTILITIES: 0.07%
   China Light & Power Co.  . . . . . . .             41,000          188,772
   Hong Kong Electric Holdings  . . . . .             77,500          254,091
                                                                 ------------
                                                                      442,863
                                                                 ------------
         TOTAL HONG KONG  . . . . . . . . . . . . . . . . .         7,041,341
                                                                 ------------
                          JAPAN: 4.24%
   APPAREL: 0.04%
   Nisshinbo Corp.  . . . . . . . . . . .             30,000          290,832
                                                                 ------------
   AUTOMOBILES: 0.18%
*  Hino Motors Ltd. . . . . . . . . . . .             32,000          269,581
   Suzuki Motor Corp.   . . . . . . . . .             20,000          222,972
   Toyota Motor Corp.   . . . . . . . . .             34,000          721,847
                                                                 ------------
                                                                    1,214,400
                                                                 ------------

   BANKS: 0.21%
   Fuji Bank Ltd. . . . . . . . . . . . .             22,000          486,273
   Mitsubishi Bank  . . . . . . . . . . .             25,000          588,937
   Sumitomo Bank  . . . . . . . . . . . .             17,000          360,924
                                                                 ------------
                                                                    1,436,134
                                                                 ------------

   BUILDING MATERIALS & PRODUCTS: 0.05%
   Toto Ltd., Co.   . . . . . . . . . . .             22,000          307,120
                                                                 ------------
   CHEMICALS: 0.38%
   Asahi Denka Kogyo KK . . . . . . . . .             40,000          336,200
*  Konica Co. . . . . . . . . . . . . . .             36,000          261,050
   Kuraray Co.  . . . . . . . . . . . . .             32,000          350,550
   Kyowa Hakko Kogyo  . . . . . . . . . .             40,000          377,696
   Nippon Chemical Industries . . . . . .             29,000          238,684
*  Nisshin Chemical Industries  . . . . .             67,000          444,927
   Shin-Etsu Chemical . . . . . . . . . .             27,000          560,145
                                                                 ------------
                                                                    2,569,252
                                                                 ------------

   ELECTRONICS: 0.60%
*  Matsushita Electric Industrial Co.   .             33,000          537,458
*  Nippondenso Corp.  . . . . . . . . . .             29,000          542,599
   Pioneer Electronic Inc.  . . . . . . .             21,000          384,773
*  Sankyo Co., Ltd. . . . . . . . . . . .             18,000          404,840
*  Sharp Corp.  . . . . . . . . . . . . .             31,000          495,870
   Sony Corp. . . . . . . . . . . . . . .             21,000        1,260,183
   Sumitomo Electric Industries Inc.  . .             34,000          408,717
                                                                 ------------
                                                                    4,034,440
                                                                 ------------

   ENTERTAINMENT: 0.07%
*  Tokyo Dome Corp. . . . . . . . . . . .             27,000          463,296
                                                                 ------------
   FINANCE: 0.21%
*  Japan Securities Finance . . . . . . .             23,000          329,999
*  Nomura Securities Inc.   . . . . . . .             48,000        1,047,000
                                                                 ------------
                                                                    1,376,999
                                                                 ------------

   FOOD AND BEVERAGES: 0.21%
   Ajinomoto Inc. . . . . . . . . . . . .             31,000          345,607
   Asahi Breweries  . . . . . . . . . . .             33,000          390,298
   Merican Corp.  . . . . . . . . . . . .             47,000          344,919
*  Nisshin Flour Milling Corp.  . . . . .             27,000          303,629
                                                                 ------------
                                                                    1,384,453
                                                                 ------------

   FOREST AND PAPER PRODUCTS: 0.05%
   New OJI Paper Co. Ltd. . . . . . . . .             34,000          307,856
                                                                 ------------
   HOMEBUILDERS: 0.22%
*  Daiwa House Industries Inc.  . . . . .             20,000          329,610
*  Obayashi Corp. . . . . . . . . . . . .             42,000          333,875
   Shimizu Corp.  . . . . . . . . . . . .             44,000          447,880
*  Tekken Corp.   . . . . . . . . . . . .             50,000          375,175
                                                                 ------------
                                                                    1,486,540
                                                                 ------------

   INSURANCE: 0.04%
*  Mitsui Marine & Fire Insurance . . . .             42,000          299,674
                                                                 ------------
   MACHINERY AND EQUIPMENT: 0.52%
   Ebara Corp.  . . . . . . . . . . . . .             27,000          395,242
*  Hitachi Zosen Corp.  . . . . . . . . .             52,000          269,698
   Kawasaki Steel . . . . . . . . . . . .            199,000          694,510
*  Koyo Seiko Corp. . . . . . . . . . . .             53,000          482,973
*  Kyokuo Corp. . . . . . . . . . . . . .             20,000          104,894
*  Meidensha Corp.  . . . . . . . . . . .             44,000          272,567
*  Mitsubishi Corp. . . . . . . . . . . .             42,000          517,100
*  Nippon Sharyo Corp.  . . . . . . . . .             41,000          395,482
*  Okuma Corp.. . . . . . . . . . . . . .             38,000          355,494
                                                                 ------------
                                                                    3,487,960
                                                                 ------------

   MANUFACTURING: 0.26%
*  NGK Insulators . . . . . . . . . . . .             27,000          269,600
*  Nippon Piston Ring . . . . . . . . . .             62,000          328,172
   Shinagawa Refract  . . . . . . . . . .             28,000          249,729
*  Toyo Seikan  . . . . . . . . . . . . .             18,000          539,204
*  Yamaha Corp. . . . . . . . . . . . . .             21,000          378,664
                                                                 ------------
                                                                    1,765,369
                                                                 ------------

   METALS & MINING: 0.20%
*  Chiyoda Corp.  . . . . . . . . . . . .             32,000          316,426
*  Mitsubishi Steel Manufacturing . . . .             27,000          141,345
   Shimura Kako Co. . . . . . . . . . . .             44,000          251,667
*  Sumitomo Coal Mining . . . . . . . . .             23,000          114,160
*  Sumitomo Metal Manufacturing . . . . .             37,000          332,867
*  Toho Zinc Corp.  . . . . . . . . . . .             20,000          148,324
                                                                 ------------
                                                                    1,304,789
                                                                 ------------

   PHARMACEUTICALS: 0.05%
   Yamanouchi Pharmaceuticals . . . . . .             16,000          344,347
                                                                 ------------
   PHOTOGRAPHIC PRODUCTS: 0.27%
   Canon Inc. . . . . . . . . . . . . . .             30,000          543,858
   Fuji Photo Film Ltd. . . . . . . . . .             20,000          577,788
*  Nikkon Corp. . . . . . . . . . . . . .             21,000          285,016
*  Ricoh Corp.  . . . . . . . . . . . . .             35,000          383,414
                                                                 ------------
                                                                    1,790,076
                                                                 ------------

   PRINTING AND PUBLISHING: 0.08%
   Dai Nippon Printing Co., Ltd.  . . . .             31,000          525,924
                                                                 ------------
   RAILROADS: 0.09%
*  Keisei Electric Railway Co.  . . . . .             34,000          286,759
   Odakyu Electric Railway Co.  . . . . .             44,000          300,718
                                                                 ------------
                                                                      587,477
                                                                 ------------

   REAL ESTATE: 0.04%
*  Mitsui Fudosan Corp. . . . . . . . . .             22,000          270,862
                                                                 ------------

                              ZWEIG MANAGED ASSETS

                Statement of Net Assets as of December 31, 1995
                                  (Continued)

                                                      Number            Value
                                                   of Shares         (Note 2)
-----------------------------------------------------------------------------
   RETAIL TRADE: 0.06%
*  Marui Co., Ltd.  . . . . . . . . . . .             19,000     $    396,017
                                                                 ------------
   TEXTILES: 0.04%
*  Fuji Spinning Co., Ltd.  . . . . . . .             36,000          160,888
*  Toho Rayon Co., Ltd. . . . . . . . . .             33,000          121,249
                                                                 ------------
                                                                      282,137
                                                                 ------------
   TRANSPORTATION: 0.14%
*  Mitsubishi Warehouse & Transportation Corp.        32,000          499,456
*  Navix Line Corp.   . . . . . . . . . .             58,000          170,932
*  Nippon Yusen Kabashiki Kaisha  . . . .             45,000          261,310
                                                                 ------------
                                                                      931,698
                                                                 ------------

   UTILITIES: 0.18%
*  Iwatani International Corp.  . . . . .             63,000          335,910
*  Mitsubishi Oil Co. . . . . . . . . . .             43,000          382,261
*  Nisshin Oil Mills Co.  . . . . . . . .             36,000          271,170
   Tokyo Gas Co.  . . . . . . . . . . . .             54,000          190,550
                                                                 ------------
                                                                    1,179,891
                                                                 ------------

   WHOLESALE DISTRIBUTORS: 0.05%
*  Marubeni Corp. . . . . . . . . . . . .             61,000          330,571
                                                                 ------------
         TOTAL JAPAN  . . . . . . . . . . . . . . . . . . .        28,368,114
                                                                 ------------
                          NEW ZEALAND: 0.39%

   WHOLESALE DISTRIBUTORS: 0.39%
   Telecom Corp. of New Zealand, Ltd. . .            603,000        2,601,764
                                                                 ------------
         TOTAL NEW ZEALAND  . . . . . . . . . . . . . . . .         2,601,764
                                                                 ------------
                          SPAIN: 3.05%

   BANKS: 1.02%
*  Argentaria SA  . . . . . . . . . . . .             31,631        1,303,659
   Banco Bilbao Vizcaya SA  . . . . . . .             50,021        1,801,832
   Banco Central Hispano  . . . . . . . .             34,683          703,288
   Banco De Santander SA  . . . . . . . .             25,950        1,302,675
*  Banco Espanol Credito  . . . . . . . .            103,078          713,712
*  Banco Popular Espanol  . . . . . . . .              5,394          994,622
                                                                 ------------
                                                                    6,819,788
                                                                 ------------

   BUSINESS SERVICES: 0.10%
   Autopistas Cesa Co.  . . . . . . . . .             56,422          641,812
                                                                 ------------
   ENERGY: 0.47%
   Gas Natural  . . . . . . . . . . . . .              7,238        1,127,617
   Repsol Petroleo SA   . . . . . . . . .             62,308        2,041,559
                                                                 ------------
                                                                    3,169,176
                                                                 ------------

   HOMEBUILDERS: 0.07%
   Fomento De Construcion . . . . . . . .              6,472          496,138
                                                                 ------------
   RETAIL TRADE: 0.17%
*  Centros Com. Pryca SA  . . . . . . . .             53,295        1,118,033
                                                                 ------------
   TELECOMMUNICATIONS: 0.35%
   Telefonica De Espana . . . . . . . . .            170,748        2,364,535
                                                                 ------------
   UTILITIES: 0.87%
   Empresa Nacionale de Electricidad  . .             47,177        2,671,582
   Iberdrola I SA . . . . . . . . . . . .            344,194        3,149,237
                                                                 ------------
                                                                    5,820,819
                                                                 ------------
         TOTAL SPAIN  . . . . . . . . . . . . . . . . . . .        20,430,301
                                                                 ------------
                          SWITZERLAND: 0.95%

   BANKS: 0.27%
   HolderBank . . . . . . . . . . . . . .                100           76,913
   Schweiz Bank . . . . . . . . . . . . .                480          109,295
   Schweiz BankGesellschaft, Class B  . .                480          521,444
   Schweiz BankVerein . . . . . . . . . .                650          133,033
   Schweiz BankVerein, Class B  . . . . .                550          225,134
   Schweiz Rueckversicherungs . . . . . .                300          349,889
   Zurich Versicherungsgesellschaft . . .              1,350          404,771
                                                                 ------------
                                                                    1,820,479
                                                                 ------------

   ENVIRONMENTAL: 0.04%
   BBC Brown Boveri AG  . . . . . . . . .                200          232,912
                                                                 ------------
   FINANCE: 0.07%
   CS Holdings  . . . . . . . . . . . . .              4,200          431,625
                                                                 ------------
   FOOD & BEVERAGES: 0.15%
   Nestle SA  . . . . . . . . . . . . . .                920        1,020,223
                                                                 ------------
   MANUFACTURING: 0.01%
   S. M. H. AG  . . . . . . . . . . . . .                100           59,966
                                                                 ------------
   METALS & MINING: 0.01%
   Alusuisse-Lonza  . . . . . . . . . . .                100           79,433
                                                                 ------------
   PHARMACEUTICALS: 0.40%
   Ciba-Geigy . . . . . . . . . . . . . .                120          105,332
   Ciba-Geigy AG  . . . . . . . . . . . .                610          538,087
   Roche Holdings AG  . . . . . . . . . .                160        1,268,847
   Sandoz AG  . . . . . . . . . . . . . .                835          766,314
                                                                 ------------
                                                                    2,678,580
                                                                 ------------
         TOTAL SWITZERLAND  . . . . . . . . . . . . . . . .         6,323,218
                                                                 ------------
                          UNITED KINGDOM: 3.10%

   BANKS: 0.39%
   Abbey National Plc.  . . . . . . . . .             78,046          770,665
   HSBC Holdings, Class A . . . . . . . .             22,128          345,620
   HSBC Holdings  . . . . . . . . . . . .             56,874          867,130
   National Westminster Bank Plc. . . . .             47,944          483,098
   Royal Bank of Scotland . . . . . . . .             12,392          112,745
                                                                 ------------
                                                                    2,579,258
                                                                 ------------

   BROADCASTING: 0.09%
   Reed International Corp. . . . . . . .             37,800          576,318
                                                                 ------------
   BUILDING MATERIALS & PRODUCTS: 0.15%
   Redland Corp.  . . . . . . . . . . . .             75,856          458,140
   RMC Group Inc.   . . . . . . . . . . .             23,600          363,114
   Williams Holdings Co.  . . . . . . . .             37,514          191,040
                                                                 ------------
                                                                    1,012,294
                                                                 ------------

   CHEMICALS: 0.08%
   BOC Group  . . . . . . . . . . . . . .             15,612          218,395
   Imperial Chemical Industries Inc.  . .             28,400          336,435
                                                                 ------------
                                                                      554,830
                                                                 ------------
   CONGLOMERATES: 0.10%
   Hanson Co. . . . . . . . . . . . . . .             78,438          234,428
   Siebe Plc.   . . . . . . . . . . . . .             20,353          250,904
   TI Group . . . . . . . . . . . . . . .             28,500          203,102
                                                                 ------------
                                                                      688,434
                                                                 ------------

   CONSUMER PRODUCTS AND SERVICES: 0.47%
   BAA Plc. . . . . . . . . . . . . . . .             95,505          719,162
   Caradon Plc. . . . . . . . . . . . . .             29,661           90,030
   De La Rue Plc.   . . . . . . . . . . .             11,902          120,298
   Glaxo Holdings Plc.  . . . . . . . . .            110,300        1,566,944
   Smithkline Beecham . . . . . . . . . .             20,480          225,759
   Tomkins Corp.  . . . . . . . . . . . .             90,153          394,717
                                                                 ------------
                                                                    3,116,910
                                                                 ------------

   FINANCE: 0.01%
   Mercury Asset Management . . . . . . .              5,643           76,223
                                                                 ------------
   FOOD AND BEVERAGES: 0.52%
   Allied Domecq Plc. . . . . . . . . . .             50,900          414,890
   BASS Plc.  . . . . . . . . . . . . . .             21,408          238,980
   Bat Industries Inc.  . . . . . . . . .            121,472        1,070,290
   Cadbury Schweppes Inc. . . . . . . . .            113,562          938,000
   Unilever Plc.  . . . . . . . . . . . .             30,800          632,657
   United Biscuits Corp.  . . . . . . . .             42,500          168,921
                                                                 ------------
                                                                    3,463,738
                                                                 ------------

   INSURANCE: 0.17%
   Prudential Corp. . . . . . . . . . . .            101,647          654,932
   Royal Insurance Co.  . . . . . . . . .             57,014          338,144

                                                                                          Number
                                                                                      of Shares/
                                                                                       Principal                      Value
                                                                                          Amount                   (Note 2)
---------------------------------------------------------------------------------------------------------------------------
    INSURANCE (CONTINUED)
    Sun Alliance Group Inc.   . . . . . . . . . . . . . . . . . .                         25,624              $     148,591
                                                                                                              -------------
                                                                                                                  1,141,667
                                                                                                              -------------
    MANUFACTURING: 0.02%
    Rexam Plc.  . . . . . . . . . . . . . . . . . . . . . . . . .                         23,700                    130,260
                                                                                                              -------------
    OIL AND GAS: 0.39%
    British Petroleum Plc.  . . . . . . . . . . . . . . . . . . .                        218,354                  1,827,296
    Enterprise Oil Co.  . . . . . . . . . . . . . . . . . . . . .                         16,700                    103,194
    Shell Transport   . . . . . . . . . . . . . . . . . . . . . .                         52,696                    697,068
                                                                                                              -------------
                                                                                                                  2,627,558
                                                                                                              -------------

    RETAIL TRADE: 0.33%
    Boots Co.   . . . . . . . . . . . . . . . . . . . . . . . . .                         25,948                    236,080
    Great Universal Stores Inc.   . . . . . . . . . . . . . . . .                         33,900                    360,537
    Marks & Spencer Corp.   . . . . . . . . . . . . . . . . . . .                        160,647                  1,122,392
    Sears Plc.  . . . . . . . . . . . . . . . . . . . . . . . . .                         56,328                     90,953
    Tesco Corp.   . . . . . . . . . . . . . . . . . . . . . . . .                         80,170                    369,680
                                                                                                              -------------
                                                                                                                  2,179,642
                                                                                                              -------------

    TELECOMMUNICATIONS: 0.21%
    British Telecommunications Corp.  . . . . . . . . . . . . . .                        202,673                  1,113,931
    Cable & Wireless  . . . . . . . . . . . . . . . . . . . . . .                         43,786                    312,715
                                                                                                              -------------
                                                                                                                  1,426,646
                                                                                                              -------------

    TOURISM: 0.09%
    Forte   . . . . . . . . . . . . . . . . . . . . . . . . . . .                         49,316                    253,055
    Ladbroke Group  . . . . . . . . . . . . . . . . . . . . . . .                         39,411                     89,640
    Rank Organization Inc.  . . . . . . . . . . . . . . . . . . .                         38,900                    281,445
                                                                                                              -------------
                                                                                                                    624,140
                                                                                                              -------------

    UTILITIES: 0.08%
    National Power Corp.  . . . . . . . . . . . . . . . . . . . .                         75,782                    528,875
                                                                                                              -------------
          TOTAL UNITED KINGDOM  . . . . . . . . . . . . . . . . .                                                20,726,793
                                                                                                              -------------
    TOTAL FOREIGN STOCKS (Cost $153,474,242)  . . . . . . . . . .                                               160,876,949
                                                                                                               ------------
    TOTAL COMMON STOCKS
      (Cost $279,374,850)   . . . . . . . . . . . . . . . . . . .                                               295,232,419
                                                                                                              -------------
    BONDS: 46.22%
    UNITED STATES GOVERNMENT & AGENCY
      OBLIGATIONS: 20.04%
    FEDERAL HOME LOAN MORTGAGE CORP.: 0.45%
      7.61%, 9/1/2004   . . . . . . . . . . . . . . . . . . . . .                    $ 2,900,000                  2,972,790
                                                                                                              -------------
    FEDERAL NATIONAL MORTGAGE ASSN.: 0.91%
      6.90%, 3/10/2004  . . . . . . . . . . . . . . . . . . . . .                      2,900,000                  2,934,620
      7.60%, 4/14/2004  . . . . . . . . . . . . . . . . . . . . .                      3,115,000                  3,181,306
                                                                                                              -------------
                                                                                                                  6,115,926
                                                                                                              -------------
    UNITED STATES TREASURY BONDS: 3.22%
      7.625%, 2/15/2025   . . . . . . . . . . . . . . . . . . . .                     17,600,000                 21,510,474
                                                                                                              -------------
    UNITED STATES TREASURY NOTES: 15.46%
      4.625%, 2/15/96   . . . . . . . . . . . . . . . . . . . . .                      1,340,000                  1,340,837
      6.125%, 5/15/98   . . . . . . . . . . . . . . . . . . . . .                      6,500,000                  6,630,000
      6.125%, 7/31/2000   . . . . . . . . . . . . . . . . . . . .                     29,000,000                 29,860,894
      6.25%, 8/31/2000  . . . . . . . . . . . . . . . . . . . . .                     20,500,000                 21,217,500
      7.50%, 2/15/2005  . . . . . . . . . . . . . . . . . . . . .                     22,500,000                 25,537,500
      6.50%, 5/15/2005  . . . . . . . . . . . . . . . . . . . . .                     17,600,000                 18,760,474
                                                                                                              -------------
                                                                                                                103,347,205
                                                                                                              -------------
    TOTAL UNITED STATES GOVERNMENT &
      AGENCY OBLIGATIONS
      (Cost $128,855,255)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 133,946,395
                                                                                                              -------------
    FOREIGN GOVERNMENT OBLIGATIONS: 26.18%
    AUSTRALIAN GOVERNMENT BONDS: 2.89%
      10.00%, 2/15/2006   . . . . . . . . . . . . . . . . . . . . A$                  10,100,000                  8,424,612
      10.00%, 10/15/2007  . . . . . . . . . . . . . . . . . . . . A$                  13,000,000                 10,881,949
                                                                                                              -------------
                                                                                                                 19,306,561
                                                                                                              -------------

    CANADIAN GOVERNMENT BONDS: 1.23%
      8.75%, 12/1/2005  . . . . . . . . . . . . . . . . . . . . Can$                  10,000,000                  8,213,190
                                                                                                              -------------
    DEUTSCHLAND REPUBLIC GOVERNMENT
      BONDS: 4.50%
      7.50%, 11/11/2004   . . . . . . . . . . . . . . . . . . . . DM                   9,050,000                  6,964,174
      6.875%, 5/12/2005   . . . . . . . . . . . . . . . . . . . . DM                  31,293,000                 23,155,819
                                                                                                              -------------
                                                                                                                 30,119,993
                                                                                                              -------------

    FINNISH GOVERNMENT BONDS: 2.03%
      9.50%, 3/15/2004  . . . . . . . . . . . . . . . . . . . . .Fim                  52,000,000                 13,569,036
                                                                                                              -------------
    FRANCE O.A.T. BONDS: 4.25%
      7.75%, 10/25/2005   . . . . . . . . . . . . . . . . . . . . ff                 129,000,000                 28,409,412
                                                                                                              -------------
    ITALIAN GOVERNMENT BONDS: 1.08%
      10.50%, 4/1/2005  . . . . . . . . . . . . . . . . . . . . Lira                 115,000,000                  7,199,000
                                                                                                              -------------
    NEW ZEALAND GOVERNMENT BONDS: 2.15%
      8.00%, 4/15/2004  . . . . . . . . . . . . . . . . . . . . .NZ$                  21,000,000                 14,385,071
                                                                                                              -------------
    SPANISH GOVERNMENT BONDS: 1.81%
      10.00%, 2/28/2005   . . . . . . . . . . . . . . . . . . .  Pta                  14,500,000                 12,119,100
                                                                                                              -------------
    SWEDISH GOVERNMENT BONDS: 2.22%
      6.00%, 2/09/2005  . . . . . . . . . . . . . . . . . . . .  SKr                 116,000,000                 14,830,948
                                                                                                              -------------
    UNITED KINGDOM TREASURY BONDS: 4.02%
      7.75%, 9/8/2006   . . . . . . . . . . . . . . . pound sterling                  17,000,000                 26,913,822
                                                                                                              -------------
    TOTAL FOREIGN GOVERNMENT OBLIGATIONS
      (Cost $168,517,231) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 175,066,133
                                                                                                              -------------
    TOTAL BONDS
      (Cost $297,372,486)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 309,012,528
                                                                                                              -------------
    UNITED STATES SHORT-TERM OBLIGATIONS: 1.19%
    FEDERAL NATIONAL MORTGAGE ASSN.
      DISCOUNT NOTES: 0.74%
      5.54%, 2/28/96  . . . . . . . . . . . . . . . . . . . . . .                   $  5,000,000                  4,957,085
                                                                                                              -------------
    UNITED STATES TREASURY BILLS: 0.45%
      5.28%, 1/18/96  . . . . . . . . . . . . . . . . . . . . . .                      1,000,000(a)                 997,507
      5.29%, 1/18/96  . . . . . . . . . . . . . . . . . . . . . .                      1,000,000(a)                 997,502
      5.35%, 1/18/96  . . . . . . . . . . . . . . . . . . . . . .                      1,000,000(a)                 997,473
                                                                                                              -------------
                                                                                                                  2,992,482
                                                                                                              -------------
    TOTAL UNITED STATES SHORT-TERM OBLIGATIONS
      (Cost $7,947,855)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,949,567
                                                                                                              -------------

    UNITED STATES REPURCHASE AGREEMENTS: 5.21%
    With Prudential Securities Inc. (dated 12/29/95),
       5.95%, due 1/2/96 (Repurchase proceeds
       $34,832,013); collateralized by: $34,824,617
       various United States Government Agency
       Obligations, 6.00%-7.00%, 11/20/2018-
       10/20/2024 (Market value $35,518,464)
         (Cost $34,809,000)   . . . . . . . . . . . . . . . . . .                     34,809,000                 34,809,000
                                                                                                              -------------
    NET UNREALIZED DEPRECIATION ON FOREIGN
      FORWARD CURRENCY CONTRACTS (NOTE 6): (0.22)%  . . . . . . . . . . . . . . . . . . . . . .                  (1,451,966)
                                                                                                              -------------
    FOREIGN CURRENCY: 1.36%
    Australian Dollar   . . . . . . . . . . . . . . . . . . . . . A$                      86,183                     64,103
    Canadian Dollar   . . . . . . . . . . . . . . . . . . . . . . C$                          78                         57
    French Franc  . . . . . . . . . . . . . . . . . . . . . . . . ff                          12                          2
    German Deutsche Mark  . . . . . . . . . . . . . . . . . . . . DM                       7,937                      5,545
    Hong Kong Dollar  . . . . . . . . . . . . . . . . . . . . . .HK$                     655,703                     84,782
    Italian Lira  . . . . . . . . . . . . . . . . . . . . . . . Lira                     854,550                        513
    Japanese Yen  . . . . . . . . . . . . . . . . . . . . . . . .yen                   6,263,944                     60,134
    Mexican Peso  . . . . . . . . . . . . . . . . . . . . . . . .  P                      16,128                      2,092
    New Zealand Dollar  . . . . . . . . . . . . . . . . . . . . .NZ$                  13,448,729                  8,791,434
    Swiss Franc   . . . . . . . . . . . . . . . . . . . . . . . . Sf                      47,284                     41,090
    U.K. Pound Sterling   . . . . . . . . . . . . . . pound sterling                       7,302                     11,337
                                                                                                              -------------
    TOTAL FOREIGN CURRENCY
      (Cost $9,063,070)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9,061,089
                                                                                                              -------------
    TOTAL INVESTMENTS
      (Cost $628,567,261) . . . . . . . . . . . . . . . . . . . .                          97.92%               654,612,637
    Other Assets  . . . . . . . . . . . . . . . . . . . . . . . .                           3.57                 23,851,701
                                                                                        --------              -------------
      Total Assets  . . . . . . . . . . . . . . . . . . . . . . .                         101.49%               678,464,338
      Total Liabilities (Note 7)  . . . . . . . . . . . . . . . .                          (1.49)                (9,921,875)
                                                                                        --------              -------------
    NET ASSETS (Note 9)   . . . . . . . . . . . . . . . . . . . .                         100.00%              $668,542,463
                                                                                        ========              =============

                              ZWEIG MANAGED ASSETS

                Statement of Net Assets as of December 31, 1995
                                  (Concluded)

                                                         Number          Value
                                                      of Shares       (Note 2)
------------------------------------------------------------------------------
CLASS A SHARES
Net asset value (NAV) and redemption price per share
  ($141,110,333/11,306,313 shares)  . . . . . . . . . .                 $12.48
                                                                        ======
Maximum public offering price per share- NAV/(1-maximum
  sales charge) ($12.48/.945) . . . . . . . . . . . . .                 $13.21
                                                                        ======
CLASS C SHARES
Net asset value and redemption price per share
  ($527,432,130/42,230,677 shares)  . . . . . . . . . .                 $12.49
                                                                        ======
Redemption price per share  . . . . . . . . . . . . . .                   **
                                                                        ======
------------------------------------------------------------------------------

 * Non-income producing security.

** Varies by length of time shares are held (Note 3b).
(a) Pledged as collateral for futures transactions.

For Federal income tax purposes, the tax basis of investments owned at December 31, 1995 was $629,801,160 and unrealized appreciation on investments consisted of :

   Gross unrealized appreciation  . . . . . . . . . . .            $32,447,363
   Gross unrealized depreciation  . . . . . . . . . . .             (7,635,886)
                                                                   -----------
   Net unrealized appreciation  . . . . . . . . . . . .            $24,811,477
                                                                   ===========


                       INDUSTRY BREAKDOWN--COMMON STOCKS

                                                          Value  % Net Assets
------------------------------------------------------------------------------
Aerospace . . . . . . . . . . . . . .              $  1,815,150          0.27%
Airlines  . . . . . . . . . . . . . .                   479,915          0.07
Apparel . . . . . . . . . . . . . . .                   290,832          0.04
Automobiles . . . . . . . . . . . . .                 9,567,336          1.43
Banks . . . . . . . . . . . . . . . .                33,741,115          5.05
Biotechnology . . . . . . . . . . . .                   232,050          0.03
Broadcasting  . . . . . . . . . . . .                 3,382,978          0.51
Building Materials & Products . . . .                 5,193,877          0.78
Business Services . . . . . . . . . .                   641,812          0.10
Casino Operators  . . . . . . . . . .                    50,925          0.01
Chemicals . . . . . . . . . . . . . .                11,857,583          1.77
Computers & Software  . . . . . . . .                 3,592,948          0.54
Conglomerates . . . . . . . . . . . .                15,263,158          2.28
Construction Equipment  . . . . . . .                   573,175          0.09
Consumer Products & Services  . . . .                 7,052,086          1.05
Containers  . . . . . . . . . . . . .                   612,850          0.09
Electrical Equipment  . . . . . . . .                 3,371,375          0.50
Electronics . . . . . . . . . . . . .                11,669,796          1.74
Energy  . . . . . . . . . . . . . . .                 3,169,176          0.47
Engineering . . . . . . . . . . . . .                   354,200          0.05
Environmental . . . . . . . . . . . .                   232,912          0.03
Finance . . . . . . . . . . . . . . .                 2,348,122          0.35
Food & Beverages  . . . . . . . . . .                15,541,357          2.32
Forest & Paper Products . . . . . . .                 3,077,086          0.46
Homebuilders  . . . . . . . . . . . .                 1,982,678          0.30
Hospital & Healthcare . . . . . . . .                 9,602,862          1.44
Household Products  . . . . . . . . .                 3,464,575          0.52
Insurance . . . . . . . . . . . . . .                 9,814,598          1.47
Investment Banking & Brokerage  . . .                 2,733,700          0.41
Leisure & Entertainment . . . . . . .                   654,021          0.10
Machinery & Equipment . . . . . . . .                 5,715,816          0.85
Manufacturing . . . . . . . . . . . .                 1,955,595          0.29
Metals & Mining . . . . . . . . . . .                 8,711,375          1.30
Natural Gas . . . . . . . . . . . . .                   484,250          0.07
Newspapers & Publishing . . . . . . .                 4,205,632          0.63
Office Automation & Equipment . . . .                   493,200          0.07
Oil & Gas . . . . . . . . . . . . . .                27,465,717          4.11
Pharmaceuticals . . . . . . . . . . .                 8,337,152          1.25
Photographic Products . . . . . . . .                 2,188,026          0.33
Railroads . . . . . . . . . . . . . .                 4,257,469          0.64
Real Estate . . . . . . . . . . . . .                 3,814,487          0.57
Restaurants . . . . . . . . . . . . .                 1,780,800          0.27
Retail Trade  . . . . . . . . . . . .                12,208,895          1.83
Savings & Loan Associations . . . . .                 1,381,200          0.21
Telecommunications  . . . . . . . . .                17,493,445          2.62
Textiles  . . . . . . . . . . . . . .                 1,255,637          0.19
Tobacco . . . . . . . . . . . . . . .                 2,853,150          0.43
Tourism . . . . . . . . . . . . . . .                   906,158          0.14
Transportation  . . . . . . . . . . .                 1,022,898          0.15
Utilities . . . . . . . . . . . . . .                23,404,934          3.50
Wholesale Distributors  . . . . . . .                 2,932,335          0.44
                                                   ------------         -----
                                                   $295,232,419         44.16%
                                                   ============         =====



                       See notes to financial statements.

                          GOVERNMENT SECURITIES SERIES

                Statement of Net Assets as of December 31, 1995


                                                      Principal         Value
                                                         Amount      (Note 2)
-----------------------------------------------------------------------------
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS: 81.79%

OVER ONE YEAR: 73.74%
FEDERAL HOME LOAN MORTGAGE CORP.,
   MODIFIED MTGE. PASS-THROUGH
   SECURITIES: 0.71%
     10.50%, 1/1/2001 . . . . . . . .               $    31,848   $    33,522
     10.50%, 6/1/2011 . . . . . . . .                   137,930       151,335
     12.00%, 4/1/2014 . . . . . . . .                    29,213        32,819
     11.50%, 10/1/2015  . . . . . . .                    92,639       103,321
     12.00%, 11/1/2015  . . . . . . .                   112,149       125,992
                                                                  -----------
                                                                      446,989
                                                                  -----------

FEDERAL NATIONAL MORTGAGE ASSN.,
   MODIFIED MTGE. PASS-THROUGH
   SECURITIES: 0.14%
     12.50%, 10/01/2014 . . . . . . .                    76,323        87,056
                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSN.: 6.75%
     Deb., 8.25%, 12/18/2000  . . . .                   950,000     1,057,325
     Notes, 6.95%, 9/10/2002  . . . .                 1,100,000     1,114,219
     Notes, 6.38%, 6/25/2003  . . . .                 2,000,000     2,015,330
                                                                  -----------
                                                                    4,186,874
                                                                  -----------

GOVERNMENT NATIONAL MORTGAGE ASSN.,
     MODIFIED MTGE. PASS-THROUGH
     SECURITIES: 0.33%
     12.50%, 11/20/2013 . . . . . . .                    48,239        55,068
     12.00%, 9/15/2015  . . . . . . .                   104,862       121,018
     8.00%, 8/15/2022 . . . . . . . .                    24,774        25,827
                                                                  -----------
                                                                      201,913
                                                                  -----------

PRIVATE EXPORT FUNDING CORP.: 1.76%
     7.90%, 3/31/2000 . . . . . . . .                 1,000,000     1,090,088
                                                                  -----------
UNITED STATES TREASURY BONDS: 29.46%
     10.75%, 2/15/2003  . . . . . . .                 1,000,000     1,305,311
     7.25%, 5/15/2004 . . . . . . . .                 1,036,000     1,152,872
     12.00%, 8/15/2013  . . . . . . .                 1,025,000     1,582,344
     8.125%, 8/15/2019  . . . . . . .                 3,000,000     3,772,500
     7.625%, 11/15/2022 . . . . . . .                 1,145,000     1,383,303
     6.25%, 8/15/2023 . . . . . . . .                 1,478,000     1,519,569
     7.50%, 11/15/2024  . . . . . . .                 1,500,000     1,802,342
     7.625%, 2/15/2025  . . . . . . .                 4,700,000     5,744,274
                                                                  -----------
                                                                   18,262,515
                                                                  -----------

UNITED STATES TREASURY NOTES: 34.59%
     6.125%, 7/31/2000  . . . . . . .                11,000,000    11,330,000
     6.375%, 8/15/2002  . . . . . . .                 1,200,000     1,261,123
     6.50%, 5/15/2005 . . . . . . . .                 8,300,000     8,847,269
                                                                  -----------
                                                                   21,438,392
                                                                  -----------
TOTAL OVER ONE YEAR
     (Cost $43,454,639) . . . . . . . . . . . . . . . . . . . .    45,713,827
                                                                  -----------
LESS THAN ONE YEAR: 8.05%
FEDERAL FARM CREDIT BANK, DISCOUNT
   NOTES: 8.05%
     5.66%, 1/16/96 . . . . . . . . .                 3,000,000     2,992,925
     5.48%, 1/19/96 . . . . . . . . .                 2,000,000     1,994,520
                                                                  -----------
TOTAL LESS THAN ONE YEAR
     (Cost $4,987,445)  . . . . . . . . . . . . . . . . . . . .     4,987,445
                                                                  -----------
TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
     (Cost $48,442,084) . . . . . . . . . . . . . . . . . . . .    50,701,272
                                                                  -----------
REPURCHASE AGREEMENTS: 17.17%
With Morgan Stanley & Co., Inc.
   (dated 12/29/95), 5.95%, due 1/2/96
   (Repurchase proceeds $4,644,068); collater-
   alized by: $4,949,000 Federal National
   Mortgage Assn., 8.00%, 12/01/2025 (Market
   value $5,153,009)  . . . . . . . .                 4,641,000     4,641,000
With Prudential Securities Inc. (dated
   12/29/95), 5.95%, due 1/2/96 (Repurchase
   proceeds $6,003,967); collateralized by:
   $6,027,011 Government National Mortgage
   Assn., 5.50%-6.75%, 3/20/2016-12/20/2025
   (Market value $6,123,133)  . . . .                 6,000,000     6,000,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,641,000) . . . . . . . . . . . . . . . . . . . . .    10,641,000
                                                                  -----------
TOTAL INVESTMENTS
   (Cost $59,083,084)   . . . . . . .                     98.96%   61,342,272
Other Assets  . . . . . . . . . . . .                      1.48       914,561
                                                         ------   -----------
   Total Assets . . . . . . . . . . .                    100.44%   62,256,833
   Total Liabilities ote 7) . . . . .                     (0.44)     (271,225)
                                                         ------   -----------
NET ASSETS (Note 9) . . . . . . . . .                    100.00%  $61,985,608
                                                         ======   ===========

WEIGHTED AVERAGE DURATION . . . . . . . . . . . . . . . . . . .     5.4 YEARS
                                                                    ===
CLASS A SHARES
Net asset value (NAV) and redemption price per share
   ($42,207,159/4,063,191 shares) . . . . . . . . . . . . . . .        $10.39
                                                                       ======
Maximum public offering price per share- NAV/(1-maximum
   sales charge)  ($10.39/.9525)  . . . . . . . . . . . . . . .        $10.91
                                                                       ======
CLASS C SHARES
Net asset value and offering price per share
   ($19,778,449/1,905,062 shares) . . . . . . . . . . . . . . .        $10.38
                                                                       ======
Redemption price per share  . . . . . . . . . . . . . . . . . .           *
                                                                       ======

-----------------------------------------------------------------------------

*Varies by length of time shares are held. (Note 3b)

For Federal income tax purposes, the tax basis of investments owned at December 31, 1995 was $ 59,083,084 and unrealized appreciation on investments consisted of:

   Gross unrealized appreciation  . . . . . . . . . . . . . . .    $2,302,295
   Gross unrealized depreciation  . . . . . . . . . . . . . . .       (43,107)
                                                                   ----------
   Net unrealized appreciation  . . . . . . . . . . . . . . . .    $2,259,188
                                                                   ==========



                       See notes to financial statements.

                                ZWEIG CASH FUND

                Statement of Net Assets as of December 31, 1995


                                                      Principal         Value
                                                         Amount      (Note 2)
-----------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS: 75.51%
FEDERAL FARM CREDIT BANK, DISCOUNT NOTES: 28.07%
    5.66%, 1/16/96  . . . . . . . . .                $3,000,000   $ 2,992,925
    5.56%, 1/23/96  . . . . . . . . .                 2,000,000     1,993,204
    5.53%, 1/25/96  . . . . . . . . .                 2,000,000     1,992,627
    5.54%, 2/9/96 . . . . . . . . . .                 3,000,000     2,981,995
    5.42%, 2/22/96  . . . . . . . . .                 4,000,000     3,968,684
    5.37%, 4/15/96  . . . . . . . . .                 2,000,000     1,968,675
                                                                  -----------
                                                                   15,898,110
                                                                  -----------
FEDERAL HOME LOAN BANK:
  DISCOUNT NOTES: 3.50%
    5.54%, 2/27/96  . . . . . . . . .                 2,000,000     1,982,457
                                                                  -----------
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 14.02%
    5.55%, 2/7/96 . . . . . . . . . .                 5,000,000     4,971,479
    5.505%, 3/4/96  . . . . . . . . .                 3,000,000     2,971,099
                                                                  -----------
                                                                    7,942,578
                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSN.,
  DISCOUNT NOTES: 29.92%
    5.59%, 1/5/96 . . . . . . . . . .                 2,000,000     1,998,758
    5.61%, 1/5/96 . . . . . . . . . .                 4,000,000     3,997,507
    5.58%, 1/19/96  . . . . . . . . .                 3,000,000     2,991,630
    5.57%, 1/26/96  . . . . . . . . .                 2,000,000     1,992,264
    5.53%, 1/30/96  . . . . . . . . .                 2,000,000     1,991,091
    5.56%, 2/2/96 . . . . . . . . . .                 2,000,000     1,990,115
    5.58%, 2/22/96  . . . . . . . . .                 2,000,000     1,983,880
                                                                  -----------
                                                                   16,945,245
                                                                  -----------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
  (Cost $42,768,390)  . . . . . . . . . . . . . . . . . . . . .    42,768,390
                                                                  -----------
REPURCHASE AGREEMENTS: 24.94%
With Morgan Stanley & Co., Inc. (dated
  12/29/95), 5.95%, due 1/2/96 (Repurchase
  proceeds $6,003,967); collateralized by:
  $6,873,534 various United States
  Government Agency Obligations,
  5.50%-7.755%, 12/1/2000-3/1/2028
  (Market value $6,179,097) . . . . .                 6,000,000     6,000,000
With Prudential Securities, Inc. (dated
  12/29/95), 5.95%, due 1/2/96 (Repurchase
  proceeds $8,130,372); collateralized by:
  $8,156,768 Government National Mtge. Assn.,
  5.50%-7.625%, 12/20/2023-10/15/2030
  (Market value $8,308,480) . . . . .                 8,125,000     8,125,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,125,000)  . . . . . . . . . . . . . . . . . . . . .    14,125,000
                                                                  -----------

TOTAL INVESTMENTS (Cost $56,893,390)                     100.45%   56,893,390
Other Assets  . . . . . . . . . . . .                      0.05        25,714
                                                         ------   -----------
  Total Assets  . . . . . . . . . . .                    100.50%   56,919,104
  Total Liabilities (Note 7)  . . . .                     (0.50)     (285,515)
                                                         ------   -----------
NET ASSETS (Note 9) . . . . . . . . .                    100.00%  $56,633,589
                                                         ======   ===========

Net asset value, offering and redemption
  price per share (3,660,628 Class A shares,
  4,458,389 Class C shares and 48,514,572
  Class M shares) . . . . . . . . . . . . . . . . . . . . . . .         $1.00
                                                                        =====
Weighted average days to maturity . . . . . . . . . . . . . . .            30
                                                                        =====



                       See notes to financial statements.

                             ZWEIG SERIES TRUST

                 Statement of Operations for the Year Ended
                      December 31, 1995 (In thousands)

                                                                            Zweig            Zweig         Zweig
                                                                         Strategy     Appreciation       Managed
                                                                             Fund             Fund        Assets
                                                                        ---------     ------------      --------
INVESTMENT INCOME:
Income:
   Dividends*   . . . . . . . . . . . . . . . . . . . . . . . .         $  10,793         $  6,288      $  5,416
   Interest   . . . . . . . . . . . . . . . . . . . . . . . . .            17,768            4,996        31,473**
----------------------------------------------------------------------------------------------------------------
      Total income  . . . . . . . . . . . . . . . . . . . . . .            28,561           11,284        36,889
----------------------------------------------------------------------------------------------------------------
Expenses: (Note 2)
   Advisory fees (Note 3)   . . . . . . . . . . . . . . . . . .             6,702            4,141         6,994
   Distribution fees, Class A (Note 3)  . . . . . . . . . . . .             1,466              746           454
   Distribution fees, Class C (Note 3)  . . . . . . . . . . . .             4,050            1,655         5,482
   Distribution fees, Class M (Note 3)  . . . . . . . . . . . .                --               --            --
   Transfer agent fees  . . . . . . . . . . . . . . . . . . . .             1,152              649           804
   Amortization of organization expenses  . . . . . . . . . . .                --              149           155
   Custodian fees   . . . . . . . . . . . . . . . . . . . . . .               120               96           465
   Insurance  . . . . . . . . . . . . . . . . . . . . . . . . .                48               19            31
   Portfolio accounting fees  . . . . . . . . . . . . . . . . .               209              177           209
   Professional fees  . . . . . . . . . . . . . . . . . . . . .                85               48            70
   Registration fees  . . . . . . . . . . . . . . . . . . . . .                40               40            51
   Reports to shareholders  . . . . . . . . . . . . . . . . . .               259              141           185
   Trustees' fees   . . . . . . . . . . . . . . . . . . . . . .                20               12            16
   Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . .                41               22            30
----------------------------------------------------------------------------------------------------------------
      Total expenses  . . . . . . . . . . . . . . . . . . . . .            14,192            7,895        14,946
   Less: Expenses reimbursed by investment adviser (Note 3)   .                --               --            --
----------------------------------------------------------------------------------------------------------------
      Net expenses  . . . . . . . . . . . . . . . . . . . . . .            14,192            7,895        14,946
----------------------------------------------------------------------------------------------------------------
Net investment income . . . . . . . . . . . . . . . . . . . . .            14,369            3,389        21,943
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCY:
Net realized gains (losses):
   Security transactions  . . . . . . . . . . . . . . . . . . .            97,587           37,164        37,132
   Option transactions  . . . . . . . . . . . . . . . . . . . .              (848)            (418)        2,412
   Futures transactions   . . . . . . . . . . . . . . . . . . .            (8,360)         (19,554)        2,194
   Currency transactions  . . . . . . . . . . . . . . . . . . .                --               --         7,929
----------------------------------------------------------------------------------------------------------------
      Net realized gains (losses) . . . . . . . . . . . . . . .            88,379           17,192        49,667
----------------------------------------------------------------------------------------------------------------
Increase in unrealized appreciation of investments
   and foreign currency   . . . . . . . . . . . . . . . . . . .            81,614           68,145***     30,325
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) on investments
   and foreign currency                                                   169,993           85,337        79,992
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations  . . . . .         $ 184,362         $ 88,726      $101,935
================================================================================================================
   * Net of taxes withheld on foreign dividends.  . . . . . . .         $      87         $     42      $    452
                                                                        ========================================

                                                                                 Government              Zweig
                                                                                 Securities               Cash
                                                                                     Series               Fund
                                                                                 ----------              -----
INVESTMENT INCOME:
Income:
   Dividends*   . . . . . . . . . . . . . . . . . . . . . . . .                      $   --             $   --
   Interest   . . . . . . . . . . . . . . . . . . . . . . . . .                       4,248              4,185
--------------------------------------------------------------------------------------------------------------
         Total income . . . . . . . . . . . . . . . . . . . . .                       4,248              4,185
--------------------------------------------------------------------------------------------------------------
Expenses: (Note 2)
   Advisory fees (Note 3)   . . . . . . . . . . . . . . . . . .                         394                359
   Distribution fees, Class A (Note 3)  . . . . . . . . . . . .                         134                 12
   Distribution fees, Class C (Note 3)  . . . . . . . . . . . .                         156                 15
   Distribution fees, Class M (Note 3)  . . . . . . . . . . . .                          --                 45
   Transfer agent fees  . . . . . . . . . . . . . . . . . . . .                         101                 35
   Amortization of organization expenses  . . . . . . . . . . .                          --                 --
   Custodian fees   . . . . . . . . . . . . . . . . . . . . . .                          22                 23
   Insurance  . . . . . . . . . . . . . . . . . . . . . . . . .                           3                  3
   Portfolio accounting fees  . . . . . . . . . . . . . . . . .                          47                  8
   Professional fees  . . . . . . . . . . . . . . . . . . . . .                           9                  7
   Registration fees  . . . . . . . . . . . . . . . . . . . . .                          22                 38
   Reports to shareholders  . . . . . . . . . . . . . . . . . .                          18                 16
   Trustees' fees   . . . . . . . . . . . . . . . . . . . . . .                           5                  5
   Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . .                           8                  9
--------------------------------------------------------------------------------------------------------------
         Total expenses . . . . . . . . . . . . . . . . . . . .                         919                575
   Less: Expenses reimbursed by investment adviser (Note 3)   .                          --                (95)
--------------------------------------------------------------------------------------------------------------
         Net expenses . . . . . . . . . . . . . . . . . . . . .                         919                480
--------------------------------------------------------------------------------------------------------------
Net investment income . . . . . . . . . . . . . . . . . . . . .                       3,329              3,705
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCY:
Net realized gains (losses):
   Security transactions  . . . . . . . . . . . . . . . . . . .                       1,665               (106)
   Option transactions  . . . . . . . . . . . . . . . . . . . .                          --                 --
   Futures transactions   . . . . . . . . . . . . . . . . . . .                          --                 --
   Currency transactions  . . . . . . . . . . . . . . . . . . .                          --                 --
--------------------------------------------------------------------------------------------------------------
         Net realized gains (losses)  . . . . . . . . . . . . .                       1,665               (106)
--------------------------------------------------------------------------------------------------------------
Increase in unrealized appreciation of investments
   and foreign currency   . . . . . . . . . . . . . . . . . . .                       3,304                 --
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) on investments
   and foreign currency                                                               4,969               (106)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations  . . . . .                      $8,298             $3,599
==============================================================================================================
   * Net of taxes withheld on foreign dividends.  . . . . . . .                          --                 --
                                                                                 =============================

 ** Net of taxes withheld on foreign interest of $409.

*** Excludes net unrealized appreciation on investments of $1,746 acquired in the merger with Priority Selection List Series.(Note 5)


                      See notes to financial statements.

                               ZWEIG SERIES TRUST

             Statement of Changes in Net Assets for the Years Ended
                   December 31, 1995 and 1994 (In thousands)

                                                                             Zweig Strategy Fund        Zweig Appreciation Fund
                                                                           -----------------------    --------------------------
                                                                               1995         1994           1995        1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income   . . . . . . . . . . . . . . . . . . . . .      $   14,369    $  11,482      $   3,389   $   3,048
    Net realized gains (losses) on investments and
       foreign currency . . . . . . . . . . . . . . . . . . . . . . .          88,379       (8,953)        17,192      10,311
    Unrealized appreciation (depreciation) of investments and
       foreign currency . . . . . . . . . . . . . . . . . . . . . . .          81,614        1,536         68,145     (21,532)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations   . . . . . . . . . . . . . . . . . . . . . . . . .         184,362        4,065         88,726      (8,173)
-------------------------------------------------------------------------------------------------------------------------------
Additions to capital paid-in (Notes 3a and 8) . . . . . . . . . . . .              --           67            --           11
-------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
    Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (13,218)      (6,766)        (5,429)       (962)
    Class C   . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,393)      (2,373)        (1,215)         --
    Class M   . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --           --            --           --
Distributions to shareholders from net realized gains
       on investments:
    Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (20,001)      (3,243)        (8,373)     (7,097)
    Class C   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (18,613)      (1,505)        (6,032)     (4,677)
-------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions to shareholders . . . . . . . . .         (58,225)     (13,887)       (21,049)    (12,736)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions (Note 8):
    Net proceeds from sale of shares  . . . . . . . . . . . . . . . .         329,295      313,689         62,439     161,190
    Net proceeds from reorganization and merger
       (Notes 4 and 5)  . . . . . . . . . . . . . . . . . . . . . . .              --           --         57,544          --
    Net asset value of shares issued to shareholders in
       reinvestment of dividends and distributions  . . . . . . . . .          45,624       10,855         17,132      10,678
-------------------------------------------------------------------------------------------------------------------------------
                                                                              374,919      324,544        137,115     171,868
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . .        (144,286)    (177,488)       (89,795)   (134,360)
-------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from capital share
       transactions . . . . . . . . . . . . . . . . . . . . . . . . .         230,633      147,056         47,320      37,508
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets   . . . . . . . . . . . . .         356,770      137,301        114,997      16,610
NET ASSETS:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . .         731,816      594,515        352,797     336,187
-------------------------------------------------------------------------------------------------------------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,088,586    $ 731,816      $ 467,794   $ 352,797
===============================================================================================================================
Undistributed net investment income (loss)  . . . . . . . . . . . . .      $      (25)   $   2,144      $    (214)  $   3,041
===============================================================================================================================


                       See notes to financial statements.

                                                                           Zweig Managed Assets       Government Securities Series
                                                                           --------------------       ----------------------------
                                                                             1995          1994          1995             1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income   . . . . . . . . . . . . . . . . . . . . .      $  21,943    $  15,293     $  3,329           $  3,793
    Net realized gains (losses) on investments and
       foreign currency . . . . . . . . . . . . . . . . . . . . . . .         49,667      (15,872)       1,665             (3,559)
    Unrealized appreciation (depreciation) of investments and
       foreign currency . . . . . . . . . . . . . . . . . . . . . . .         30,325      (25,567)       3,304             (2,764)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations . . . . . . . . . . . . . . . . . . . . . . . . . .        101,935      (26,146)       8,298             (2,530)
----------------------------------------------------------------------------------------------------------------------------------
Additions to capital paid-in (Notes 3a and 8) . . . . . . . . . . . .             --           --           --                 11
----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
    Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (8,831)      (3,209)      (2,404)            (2,742)
    Class C   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (26,808)      (8,472)      (1,014)            (1,055)
    Class M   . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --           --           --                 --
Distributions to shareholders from net realized gains
       on investments:
    Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,348)          --           --                 --
    Class C   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (16,160)          --           --                 --
----------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions to shareholders . . . . . . . . .        (56,147)     (11,681)      (3,418)            (3,797)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions (Note 8):
    Net proceeds from sale of shares  . . . . . . . . . . . . . . . .         88,397      339,737        8,989             17,854
    Net proceeds from reorganization and merger
       (Notes 4 and 5)  . . . . . . . . . . . . . . . . . . . . . . .             --           --           --                 --
    Net asset value of shares issued to shareholders in
       reinvestment of dividends and distributions  . . . . . . . . .         40,755        8,390        1,943              2,196
----------------------------------------------------------------------------------------------------------------------------------
                                                                             129,152      348,127       10,932             20,050
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . .       (231,550)    (135,856)     (24,048)           (25,020)
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from capital share
       transactions . . . . . . . . . . . . . . . . . . . . . . . . .       (102,398)     212,271      (13,116)            (4,970)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets   . . . . . . . . . . . . .        (56,610)     174,444       (8,236)           (11,286)
NET ASSETS:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . .        725,152      550,708       70,222             81,508
----------------------------------------------------------------------------------------------------------------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 668,542    $ 725,152    $  61,986          $  70,222
==================================================================================================================================
Undistributed net investment income (loss)  . . . . . . . . . . . . .      $   1,508    $   4,465    $      --          $     (70)
==================================================================================================================================
                                                                                Zweig Cash Fund
                                                                            -------------------------

                                                                            1995              1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income   . . . . . . . . . . . . . . . . . . . . .       $  3,705      $  3,495
    Net realized gains (losses) on investments and
       foreign currency . . . . . . . . . . . . . . . . . . . . . . .           (106)         (415)
    Unrealized appreciation (depreciation) of investments and
       foreign currency . . . . . . . . . . . . . . . . . . . . . . .             --            --
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations   . . . . . . . . . . . . . . . . . . . . . . . . .          3,599         3,080
-----------------------------------------------------------------------------------------------------
Additions to capital paid-in (Notes 3a and 8) . . . . . . . . . . . .            106           415
-----------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
    Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (199)         (245)
    Class C   . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (250)          (96)
    Class M   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (3,256)       (3,154)
Distributions to shareholders from net realized gains
       on investments:
    Class A   . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --           --
    Class C   . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --           --
-----------------------------------------------------------------------------------------------------
  Total dividends and distributions to shareholders . . . . . . . . .         (3,705)       (3,495)
-----------------------------------------------------------------------------------------------------
Capital share transactions (Note 8):
    Net proceeds from sale of shares  . . . . . . . . . . . . . . . .        284,593       595,278
    Net proceeds from reorganization and merger
       (Notes 4 and 5)  . . . . . . . . . . . . . . . . . . . . . . .            --         13,504
    Net asset value of shares issued to shareholders in
       reinvestment of dividends and distributions  . . . . . . . . .          2,031         1,421
-----------------------------------------------------------------------------------------------------
        . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        286,624       610,203
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . .       (317,482)     (615,182)
-----------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from capital share
       transactions . . . . . . . . . . . . . . . . . . . . . . . . .        (30,858)       (4,979)
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets   . . . . . . . . . . . . .        (30,858)       (4,979)
NET ASSETS:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . .         87,492        92,471
-----------------------------------------------------------------------------------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . .      $  56,634      $ 87,492
=====================================================================================================
Undistributed net investment income (loss)  . . . . . . . . . . . . .      $      --      $     --
=====================================================================================================

                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1995

NOTE 1--ORGANIZATION

Zweig Series Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust presently consists of five separate investment portfolios ("Series"): Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Government Securities Series and Zweig Cash Fund. Each Series has distinct investment objectives and policies. A shareholder's interest is limited to the Series in which she or he owns shares. Each Series offers both Class A and Class C shares and Zweig Cash Fund also offers Class M shares. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, and has exclusive voting rights with respect to matters affecting only that class. On May 1, 1994, shares formerly designated Class B shares were redesignated Class C Shares to conform with standards generally adopted in the mutual fund industry. The offering of a new class of Class B shares, which was authorized by the Board of Trustees on June 22, 1995, has not yet commenced.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

         (a) General: Securities transactions are recorded on trade date. Realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class or Series and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of a Series.

         (b) Portfolio Valuation: Stocks, futures and options are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Bonds and other fixed-income securities are valued at prices obtained from an established bond-pricing service when such prices are available. Forward foreign currency contracts are valued using forward currency exchange rates supplied by a quotation service. Securities for which market quotations are not readily available (of which there were none at December 31, 1995) are valued at fair value as determined by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value). Zweig Cash Fund values all short-term investments using the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940.

         (c) Futures Contracts and Option Accounting Principles: Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Series realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When a Series writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When an option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Series realizes a gain or loss. When an option written expires or the Series enters into a closing purchase transaction, the liability is extinguished and the Series realizes a gain or loss.

         (d) Foreign Currency Translation: Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses.

         (e) Off-Balance-Sheet Risk, Repurchase Agreements and Derivatives:
Foreign securities and forward foreign currency contracts may involve risks relating to the level of governmental supervision and regulation of foreign markets, and the possibility of political or economic instability. With respect to forward foreign currency contracts and repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Trust's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. A Series' use of futures contracts, forward foreign currency contracts and options involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of net assets. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of a Series' portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease a Series' exposure to changing security prices, interest rates or currency exchange rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Series' other investments, use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

         (f) Federal Income Taxes: It is the policy of each Series to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required.

         (g) Dividends and Distributions to Shareholders: Dividends and distributions are declared separately for each class of shares of a Series. Dividends from net investment income are declared and paid monthly by Government Securities Series, quarterly by Zweig Strategy Fund and Zweig Managed Assets and at least annually by Zweig Appreciation Fund. Any net realized capital gain distributions are declared and paid annually, except that amounts attributable to net short-term capital gains may be included with dividends from net investment income. Zweig Cash Fund declares daily dividends of all net investment income, plus or minus realized gains or losses, and pays dividends monthly. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes. During the year ended December 31, 1995, Zweig Managed Assets reclassified $10,739,061 from accumulated net realized gain to undistributed net investment income and Government Securities Series reclassified $160,492 from current year net realized gain to undistributed net investment income.

         At October 31, 1995 (each Series' tax fiscal year-end), Government Securities Series had capital loss carryforwards, including acquired loss carryforwards, of $28,444,648, $13,506,401, $2,631,923, $249,274 and

$7,227,155 expiring October 31, 1996, 1997, 1998, 1999 and 2001, respectively;
available to offset any net capital gains subsequently realized, subject to certain limitations.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
WITH AFFILIATES

         (a) INVESTMENT MANAGER: The Trust's investments are managed by Zweig/Glaser Advisers (the "Manager"). The Manager's investment advisory fee is based on the average daily net assets of each Series at the following annual rates: Zweig Strategy Fund--.75%; Zweig Appreciation Fund--1.00%; Zweig Managed Assets--1.00%; Government Securities Series--.60%; and Zweig Cash Fund--.50%. The fee is accrued daily and paid monthly. Investment advisory fees for the year ended December 31, 1995 aggregated $18,590,172.

         The Manager has undertaken voluntarily to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) to .35% of its average daily net assets. During the year ended December 31, 1995, the Manager's reimbursements to Zweig Cash Fund aggregated $94,925 under this and prior voluntary expense limitations. The Manager reserves the right to discontinue the expense limitation at any time after April 30, 1996. In March, 1994 and November, 1995, the Manager contributed $415,283 and $106,250, respectively, to Zweig Cash Fund to offset losses incurred by the Fund on sales of certain variable rate reset notes.

         (b) PRINCIPAL DISTRIBUTOR: Zweig Securities Corp. (the "Distributor") serves as principal distributor of shares of the Trust. The Trust's Class A Shares (excluding Zweig Cash Fund shares) are sold with an initial sales charge. Class C Shares are sold subject to a contingent deferred sales charge, and Class M shares of Zweig Cash Fund are sold without a sales charge. The Distributor's share of sales charges paid by the purchasers of Class A shares was $800,912 and its share of contingent deferred sales charges paid by the redeemers of Class C shares was $305,671 during the year ended December 31, 1995.

         Pursuant to a Rule 12b-1 plan of distribution, the Trust pays the Distributor a combined service and distribution fee equal to an annual rate of
 .30% of average daily net assets for each Series of Class A shares and 1.00% for Class C shares of Zweig Strategy Fund, Zweig Appreciation Fund and Zweig Managed Assets, .75% for Class C shares of Government Securities Series and
 .30% for Class C shares of Zweig Cash Fund, respectively. The Distributor's aggregate fees under this plan for the year ended December 31, 1995, amounted to $2,812,095 for Class A shares and $11,357,616 for Class C shares. A separate Rule 12b-1 distribution sharing plan for Class M shares of Zweig Cash Fund provides that the Manager may enter into service agreements with various service organizations for distribution, promotion, administration and/or servicing investors in Class M shares. The service organizations are paid equally by the Class M shares and the Manager. During the year ended December 31, 1995, the Class M shares paid $44,714 under this plan.

         During the year ended December 31, 1995, the Trust paid Zweig Securities Corp. brokerage commissions of $468,501 in connection with portfolio transactions effected by it.

         One Trustee and all of the officers of the Trust are also officers of the Manager and/or the Distributor.

NOTE 4--REORGANIZATION

On May 1, 1994, Zweig Cash Fund, a newly formed Series of Zweig Series Trust, exchanged its Class A and Class C Shares for the net assets of the Money Market Series of the Trust and exchanged its Class M Shares for the net assets of Zweig Cash Fund Inc. The Class A and Class C shares of the newly formed Series were distributed to shareholders of the Money Market Series and the Class M shares were distributed to the shareholders of Zweig Cash Fund Inc. in liquidation of those entities.

===============================================================================

NOTE 5--MERGER

On April 4, 1995, Zweig Appreciation Fund ("Appreciation") acquired all of the net assets of Zweig Series Trust Priority Selection List Series ("Priority") pursuant to a plan of reorganization approved by the shareholders of Priority on March 28, 1995. The acquisition was accomplished by a tax-free exchange of the Appreciation shares for all the net assets of Priority and has been accounted for as a pooling of interests without restatement for financial reporting purposes. The selected financial information and shares outstanding for the Funds immediately before and after the acquisition were as follows:

                                                      Net Asset
                                                          Value                Shares           Exchange              Shares
                                  Net Assets          Per Share           Outstanding*             Ratio         Outstanding**
                                ------------          ---------           ------------        ----------          -----------
Priority Class A  . . . .       $ 41,711,769             $12.47             3,344,959    x    .90442368      =       3,025,260
Appreciation Class A  . .        207,349,503              13.79            15,038,440                               15,038,440
                                ------------             ------            ----------                               ----------
Combined  . . . . . . . .       $249,061,272             $13.79            18,383,399                               18,063,700
                                ------------             ------            ----------                               ----------

Priority Class C  . . . .       $ 15,831,830             $12.44             1,272,171    x    .90935221      =       1,156,852
Appreciation Class C  . .        139,760,128              13.69            10,212,445                               10,212,445
                                ------------             ------            ----------                               ----------
Combined  . . . . . . . .       $155,591,958             $13.69            11,484,616                               11,369,297
                                ------------             ------            ----------                               ----------

     The net assets of Priority included unrealized appreciation on investments of $1,745,945 and accumulated net realized losses of $1,314,728.

 * Before acquisition.
** After acquisition.

                        NOTES TO FINANCIAL STATEMENTS
                                 (Continued)

NOTE 6--PURCHASES AND SALES OF SECURITIES AND FORWARD CURRENCY CONTRACTS

During the year ended December 31, 1995, purchase and sale transactions of the Trust, excluding repurchase agreements, short-term obligations, options written and futures contracts, were:

                                                           Zweig               Zweig                  Zweig         Government
                                                        Strategy        Appreciation                Managed         Securities
                                                            Fund                Fund                 Assets             Series
                                                    ------------        ------------         --------------        -----------
Securities purchases  . . . . . . . . . . . .       $947,063,095        $274,089,760         $1,311,356,109        $79,131,855
Securities sales  . . . . . . . . . . . . . .        556,857,750         223,532,713          1,128,826,624         66,055,661

Transactions in options written during the year ended December 31, 1995, were:

                                                      Zweig Strategy Fund                      Zweig Appreciation Fund
                                             -----------------------------------         ---------------------------------
                                             Number of Contracts       Premiums          Number of Contracts     Premiums
                                             -------------------       --------          -------------------     --------
Options outstanding at December 31,1994 . . .       333               $ 613,526                  164             $ 302,157
Closing purchase transactions . . . . . . . .      (333)               (613,526)                (164)             (302,157)
                                                   ----               ---------                 ----             ---------
Options outstanding at December 31,1995 . . .       --                $    --                    --              $    --
                                                   ====               =========                 ====             =========

Forward currency contracts outstanding at December 31, 1995, for Zweig Managed Assets were:

                                                                                                                    Net Unrealized
                                                                                      Settlement                      Appreciation
                                           Contracts to Deliver      In Exchange For        Date             Value  (Depreciation)
                                          ---------------------      ---------------    --------     -------------  --------------
Sales . . . .   Australian Dollar . . .   A$         56,700,000         $ 41,865,863      2/1/96    $ (42,102,472)   $  (236,609)
                Finnish Markka  . . . .   Fim        58,400,000           13,411,105      2/1/96      (13,471,770)       (60,665)
                French Franc  . . . . .   ff        210,000,000           42,464,562      2/1/96      (42,975,030)      (510,468)
                German Deutsche Mark  .   DM         67,000,000           46,480,974      2/1/96      (46,901,340)      (420,366)
                Italian Lira  . . . . .   Lira   11,000,000,000            6,817,055      2/1/96       (6,897,000)       (79,945)
                Japanese Yen  . . . . .   yen     2,760,000,000           27,434,570      2/1/96      (26,890,680)       543,890
                Spanish Peseta  . . . .   Pta     2,983,000,000           24,083,679      2/1/96      (24,499,379)      (415,700)
                Swedish Krona . . . . .   SKr        98,000,000           14,534,668      2/1/96      (14,744,688)      (210,020)
                Swiss Franc . . . . . .   Sf          7,200,000            6,220,840      2/1/96       (6,281,431)       (60,591)
                U.K. Pound Sterling . .   pound
                                          sterling   33,000,000           50,754,000      2/1/96      (51,191,349)      (437,349)
                                                                 -------------------                -------------    -----------
                                                                        $274,067,316                $(275,955,139)   $(1,887,823)
                                                                 ===================                =============    ===========
Purchases . .   German Deutsche Mark  .         $    46,604,643  DM       67,000,000      2/1/96      $46,901,340       $296,697
                Spanish Peseta  . . . .              24,388,848  Pta   2,983,000,000      2/1/96       24,499,379        110,531
                U.K. Pound                                       pound
                 Sterling . . . . . . .              4,625,130    sterling 3,000,000      2/1/96        4,653,759         28,629
                                                ---------------                                     -------------   ------------
                                                $    75,618,621                                     $  76,054,478   $    435,857
                                                ===============                                     =============   ============

NOTE 7--LIABILITIES--DECEMBER 31, 1995 (IN THOUSANDS)

                                                            Zweig             Zweig          Zweig      Government       Zweig
                                                         Strategy      Appreciation        Managed      Securities        Cash
                                                             Fund              Fund         Assets          Series        Fund
                                                             ----              ----         ------          ------        ----
Advisory Fee  . . . . . . . . . . . . . .                $     89          $     51       $     72          $    4       $   3
Distribution and Service Fees . . . . . .                     585               233            482              23           3
Capital Shares Redeemed . . . . . . . . .                   1,013               511            779             205          --
Dividends . . . . . . . . . . . . . . . .                      --                --             --              --         266
Securities Purchased  . . . . . . . . . .                  53,959             1,146          7,787              --          --
Accrued Expenses  . . . . . . . . . . . .                     413               249            802              39          14
                                                         --------          --------       --------          ------       -----
  Total Liabilities . . . . . . . . . . .                $ 56,059          $  2,190       $  9,922          $  271       $ 286
                                                         ========          ========       ========          ======       =====

NOTE 8--CAPITAL SHARES

The Trust has unlimited authorized shares of beneficial interest ($0.10 par value), divided into Series and issued in classes (see note 1). Capital share transactions for the years ended December 31, 1995 and 1994 are set forth below.

   On June 8, 1993, Zweig Strategy Fund, Zweig Appreciation Fund and Government Securities Series were all beneficiaries of a settlement with the Trust's former distributor. The proceeds from the settlement received in 1994 were treated as additions to capital paid-in.

                                                                               Class A                         Class C
                                                                     ---------------------------    -----------------------------
                                                                         1995           1994            1995            1994
                                                                     ------------   ------------    ------------     ------------
ZWEIG STRATEGY FUND
Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,877,181     12,364,078      15,068,149        12,642,547
Issued in reinvestment of dividends and distributions . . . . . .      1,847,851        628,409       1,322,287           250,204
Redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (5,617,447)   (11,060,548)     (4,816,427)       (3,119,586)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase  . . . . . . . . . . . . . . . . . . . . . . . . .      4,107,585      1,931,939      11,574,009         9,773,165
===================================================================================================================================
ZWEIG APPRECIATION FUND
Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,345,078      7,174,228       2,780,621         4,144,686
Issued in reinvestment of dividends and distributions . . . . . .        755,791        524,760         352,626           277,178
Issued in merger of Priority Selection List Series (Note 5) . . .      3,025,260             --       1,156,852                --
Redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (3,757,691)    (7,997,504)     (2,393,312)       (1,454,951)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . . . . . . . . . . . . . . .      1,368,438       (298,516)      1,896,787         2,966,913
===================================================================================================================================
ZWEIG MANAGED ASSETS
Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,612,962      5,744,271       5,502,115        22,216,871
Issued in reinvestment of dividends and distributions . . . . . .        874,559        219,494       2,398,874           484,734
Redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (4,317,073)    (2,648,985)    (14,332,281)       (8,761,943)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . . . . . . . . . . . . . . .     (1,829,552)     3,314,780      (6,431,292)       13,939,662
===================================================================================================================================
GOVERNMENT SECURITIES SERIES
Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        224,049        642,988         676,987         1,129,396
Issued in reinvestment of dividends . . . . . . . . . . . . . . .        136,077        159,828          60,147            61,844
Redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,242,528)    (1,628,976)     (1,181,786)         (890,029)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . . . . . . . . . . . . . . .       (882,402)      (826,160)       (444,652)          301,211
===================================================================================================================================
ZWEIG CASH FUND (1)(2)
Sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,510,433    192,766,579      10,482,656         5,977,650
Issued in reinvestment of dividends . . . . . . . . . . . . . . .        157,598        197,578         211,361            67,653
Issued in reorganization of Money Market Series (Note 4)  . . . .             --     10,892,661              --         2,611,345
Redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (14,310,228)  (199,553,993)    (11,275,296)       (3,616,980)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) . . . . . . . . . . . . . . . . . . . .       (642,197)     4,302,825        (581,279)        5,039,668
===================================================================================================================================

(1) For the years ended December 31, 1995 and 1994, respectively, shares of Zweig Cash Fund Class M sold were 260,599,750 and 396,533,858; shares issued in reinvestment of dividends were 1,661,722 and 1,155,299; and shares redeemed were 291,896,255 and 412,010,758 for net decreases of 29,634,783 and 14,321,601 shares.

(2) Class A and Class C shares commenced operations on May 1, 1994.

NOTE 9--NET ASSETS--DECEMBER 31, 1995 (IN THOUSANDS)

                                                             Zweig           Zweig         Zweig      Government         Zweig
                                                          Strategy    Appreciation       Managed      Securities          Cash
                                                              Fund            Fund        Assets          Series          Fund
                                                        ----------    ------------      --------      ----------      --------
Net Assets consist of:
  Capital paid-in . . . . . . . . . . . . . . . . .     $  953,822        $370,165      $640,556        $110,445       $56,634
  Undistributed net investment income (loss)  . . .            (25)           (214)        1,508              --            --
  Accumulated net realized gain (loss)  . . . . . .         40,435           8,588           408         (50,718)           --
  Net unrealized appreciation of investments  . . .         94,354          89,255        26,070           2,259            --
                                                        ----------        --------      --------        --------       -------
                                                        $1,088,586        $467,794      $668,542        $ 61,986       $56,634
                                                        ==========        ========      ========        ========       =======

FINANCIAL HIGHLIGHTS

Selected Data for each share of capital stock outstanding throughout the years indicated.

                           Net Realized                       Distributions
       Net Asset               and                  Dividends    from Net       Total     Net Asset
         Value       Net    Unrealized  Total from   from Net    Realized     Dividends     Value
Year   Beginning Investment   Gains     Investment  Investment    Capital        and         End        Total
Ended   of Year    Income    (Losses)   Operations    Income       Gains    Distributions  of Year    Return***
-----  --------- ----------  ---------  ----------  ---------- ------------ ------------- ---------   ---------
ZWEIG STRATEGY FUND CLASS A
1995    $ 12.36   $ 0.27     $ 2.80     $ 3.07    $ (0.37)    $ (0.55)       $ (0.92)    $ 14.51       25.12%
1994      12.52     0.24      (0.10)      0.14      (0.20)      (0.10)         (0.30)      12.36        1.14
1993      13.60     0.13       1.72       1.85      (0.12)      (2.81)         (2.93)      12.52       14.97
1992      13.03     0.17       0.80       0.97      (0.21)      (0.19)         (0.40)      13.60        7.61
1991      10.81     0.21       2.27       2.48      (0.26)         --          (0.26)      13.03       23.34
ZWEIG STRATEGY FUND CLASS C
1995      12.35     0.16       2.82       2.98      (0.22)      (0.55)         (0.77)      14.56       24.26
1994      12.51     0.15      (0.10)      0.05      (0.11)      (0.10)         (0.21)      12.35        0.41
1993      13.61     0.05       1.71       1.76      (0.05)      (2.81)         (2.86)      12.51       14.18
1992(1)   12.89     0.08       0.69       0.77      (0.05)         --          (0.05)      13.61        6.00
ZWEIG APPRECIATION FUND CLASS A
1995      13.54     0.16       3.05       3.21      (0.33)      (0.51)         (0.84)      15.91       24.00
1994      14.33     0.16      (0.43)     (0.27)     (0.06)      (0.46)         (0.52)      13.54       (1.83)
1993      13.10     0.07       1.83       1.90      (0.06)      (0.61)         (0.67)      14.33       14.65
1992      12.03     0.06       1.07       1.13      (0.03)      (0.03)         (0.06)      13.10        9.52
1991(2)   11.34     0.03       0.66       0.69         --          --             --       12.03        6.08
ZWEIG APPRECIATION FUND CLASS C
1995      13.36     0.06       3.03       3.09      (0.11)      (0.51)         (0.62)      15.83       23.20
1994      14.19     0.06      (0.43)     (0.37)        --       (0.46)         (0.46)      13.36       (2.55)
1993      13.01    (0.01)      1.80       1.79         --       (0.61)         (0.61)      14.19       13.84
1992(1)   12.33    (0.02)      0.70       0.68         --          --             --       13.01        5.52
ZWEIG MANAGED ASSETS CLASS A
1995      11.76     0.47       1.40       1.87      (1.03)      (0.12)         (1.15)      12.48       16.26
1994      12.38     0.33      (0.69)     (0.36)     (0.26)         --          (0.26)      11.76       (2.93)
1993(3)   11.34     0.22       1.13       1.35      (0.14)      (0.17)         (0.31)      12.38       11.98
ZWEIG MANAGED ASSETS CLASS C
1995      11.73     0.38       1.40       1.78      (0.90)      (0.12)         (1.02)      12.49       15.44
1994      12.36     0.23      (0.68)     (0.45)     (0.18)         --          (0.18)      11.73       (3.66)
1993(3)   11.34     0.15       1.13       1.28      (0.09)      (0.17)         (0.26)      12.36       11.34
GOVERNMENT SECURITIES SERIES CLASS A
1995+      9.63     0.52       0.77       1.29      (0.53)         --          (0.53)      10.39       13.84
1994      10.43     0.50      (0.79)     (0.29)     (0.51)         --          (0.51)       9.63       (2.83)
1993      10.01     0.55       0.46       1.01      (0.59)         --          (0.59)      10.43       10.35
1992      10.21     0.65      (0.22)      0.43      (0.63)         --          (0.63)      10.01        4.51
1991       9.60     0.68       0.62       1.30      (0.69)         --          (0.69)      10.21       14.35
GOVERNMENT SECURITIES SERIES CLASS C
1995+      9.62     0.48       0.76       1.24      (0.48)         --          (0.48)      10.38       13.27
1994      10.40     0.46      (0.79)     (0.33)     (0.45)         --          (0.45)       9.62       (3.18)
1993      10.02     0.52       0.41       0.93      (0.55)         --          (0.55)      10.40        9.48
1992(1)    9.86     0.52       0.09       0.61      (0.45)         --          (0.45)      10.02        6.31
ZWEIG CASH FUND CLASS A (5)
1995       1.00     0.05         --       0.05      (0.05)         --          (0.05)       1.00        5.08
1994(4)    1.00     0.03         --       0.03      (0.03)         --          (0.03)       1.00        2.55**
ZWEIG CASH FUND CLASS C (5)
1995       1.00     0.05         --       0.05      (0.05)         --          (0.05)       1.00        5.08
1994(4)    1.00     0.03         --       0.03      (0.03)         --          (0.03)       1.00        2.55**
ZWEIG CASH FUND CLASS M (6)
1995       1.00     0.05         --       0.05      (0.05)         --          (0.05)       1.00        5.32
1994       1.00     0.04         --       0.04      (0.04)         --          (0.04)       1.00        3.67
1993       1.00     0.03         --       0.03      (0.03)         --          (0.03)       1.00        2.86
1992       1.00     0.03         --       0.03      (0.03)         --          (0.03)       1.00        3.40
1991       1.00     0.06         --       0.06      (0.06)         --          (0.06)       1.00        5.63

          Ratios to Average
              Net Assets                      Average
       -----------------------               Commission
                       Net      Portfolio   Per Share on   Net Assets
Year                Investment   Turnover    Portfolio     End of Year
Ended  Expenses      Income       Rate     Transactions  (in thousands)
-----  --------     ----------  ---------  ------------- --------------
ZWEIG STRATEGY FUND CLASS A
1995     1.27%        1.92%        95%         $0.03       $ 558,286
1994     1.40         1.90         70           N/A          424,805
1993     1.43         1.00        359           N/A          405,884
1992     1.63         1.32        249           N/A          358,318
1991     1.58         1.79        179           N/A          367,343
ZWEIG STRATEGY FUND CLASS C
1995     1.97         1.22         95         $0.03          530,300
1994     2.10         1.20         70           N/A          307,011
1993     2.13         0.30        359           N/A          188,631
1992(1)  2.43*        0.40*       249           N/A           64,697
ZWEIG APPRECIATION FUND CLASS A
1995     1.63         1.10         68         $0.03          272,590
1994     1.70         1.09         97           N/A          213,400
1993     1.73         0.52         69           N/A          230,230
1992     1.96         0.49         61           N/A          200,656
1991(2)  2.19*        1.27*         8           N/A          157,948
ZWEIG APPRECIATION FUND CLASS C
1995     2.33         0.40         68         $0.03          195,204
1994     2.40         0.39         97           N/A          139,397
1993     2.43        (0.18)        69           N/A          105,957
1992(1)  2.80*       (0.32)*       61           N/A           42,089
ZWEIG MANAGED ASSETS CLASS A
1995     1.59         3.69        239         $0.03          141,110
1994     1.68         2.70        299           N/A          154,441
1993(3)  1.67*        1.93*       196           N/A          121,620
ZWEIG MANAGED ASSETS CLASS C
1995     2.29         2.99        239         $0.03          527,432
1994     2.38         2.00        299           N/A          570,710
1993(3)  2.37*        1.23*       196           N/A          429,088
GOVERNMENT SECURITIES SERIES CLASS A
1995+    1.26         5.22        195           N/A           42,207
1994     1.28         5.07        191           N/A           47,622
1993     1.30         5.46        256           N/A           60,207
1992     1.30         6.58        200           N/A           70,062
1991     1.42         7.10        361           N/A           83,859
GOVERNMENT SECURITIES SERIES CLASS C
1995+    1.71         4.77        195           N/A           19,778
1994     1.73         4.62        191           N/A           22,599
1993     1.75         5.01        256           N/A           21,301
1992(1)  1.81*        5.93*       200           N/A            9,210
ZWEIG CASH FUND CLASS A (5)
1995     0.87         4.97        N/A           N/A            3,661
1994(4)  0.62**       2.52**      N/A           N/A            4,303
ZWEIG CASH FUND CLASS C (5)
1995     0.87         4.97        N/A           N/A            4,458
1994(4)  0.61**       2.52**      N/A           N/A            5,040
ZWEIG CASH FUND CLASS M (6)
1995     0.64         5.20        N/A           N/A           48,515
1994     0.70         3.58        N/A           N/A           78,149
1993     0.70         2.83        N/A           N/A           92,471
1992     0.70         3.35        N/A           N/A          145,169
1991     0.66         5.63        N/A           N/A          126,019


(1) Commenced operations February 4, 1992.
(2) Commenced operations October 7, 1991.
(3) Commenced operations February 8, 1993.
(4) Commenced operations May 1, 1994.
(5) During 1995, the Manager voluntarily reimbursed Zweig Cash Fund Class A and Class C $.005 and $.003 per share (.47% and .28% ratio of operating expenses to average net assets), respectively.
(6) During 1995, 1994, 1993, 1992 and 1991, the Manager voluntarily reimbursed Zweig Cash Fund Class M $.001, $.002, $.001, $.002 and $.001 per share (.10%, .15%, .08%, .15%, and .15% ratio of operating expenses to average net assets), respectively.

  * Annualized
 ** Not Annualized
*** Total Return does not consider the effect of any initial or contingent deferred sales charge.
  + Based on the average of the number of shares outstanding during the year.

TRUSTEES
Claire B. Benenson
Richard E. Deems
S. Leland Dill
Eugene J. Glaser
Donald B. Romans

OFFICERS
Eugene J. Glaser
Chairman, Chief Executive Officer
  and Trustee

Martin E. Zweig
President

David Katzen
Senior Vice President

Barry M. Mandinach
First Vice President

Carlton B. Neel
First Vice President

Alfred J. Ratcliffe
First Vice President & Treasurer

Charles I. Leone
First Vice President & Assistant
  Secretary

Annemarie Gilly
Vice President

Maureen McQuaid
Assistant Vice President

Thomas Disbrow
Assistant Treasurer

Marc Baltuch
Secretary


INVESTMENT MANAGER
Zweig/Glaser Advisers
5 Hanover Square-17th Floor
New York, New York 10004

PRINCIPAL DISTRIBUTOR
Zweig Securities Corp.
5 Hanover Square-17th Floor
New York, New York 10004

CUSTODIAN
The Bank of New York
48 Wall Street
New York, New York 10015

TRANSFER AGENT
State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019

DESIGN: THE BLANK PAGE, INC. NEW YORK, NY

ZWEIG MUTUAL FUNDS
5 Hanover Square-17th Floor
New York, New York 10004

BULK RATE
U.S. POSTAGE
PAID
METRO SELIGER
INDUSTRIES